UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 10 of its series: Allspring Adjustable Rate Government Fund, Allspring Conservative Income Fund, Allspring Core Plus Bond Fund, Allspring Government Securities Fund, Allspring High Yield Bond Fund, Allspring Managed Account CoreBuilder® Shares - Series CP, Allspring Short Duration Government Bond Fund, Allspring Short-Term Bond Plus Fund, Allspring Short-Term High Income Bond Fund and Allspring Ultra Short-Term Income Fund

Date of reporting period: February 29, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Adjustable Rate Government Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Adjustable Rate Government Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Adjustable Rate Government Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Adjustable Rate Government Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Adjustable Rate Government Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Adjustable Rate Government Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA, Michal Stanczyk

Average annual total returns (%) as of February 29, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (ESAAX)	6-30-2000	2.78	1.50	1.01	4.90	1.91	1.22	0.85	0.74
Class C (ESACX)	6-30-2000	3.12	1.27	0.64	4.12	1.27	0.64	1.60	1.49
Administrator Class (ESADX)	7-30-2010	–	–	–	5.05	2.05	1.36	0.80	0.60
Institutional Class (EKIZX)	10-1-1991	–	–	–	5.20	2.19	1.50	0.53	0.46
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	3.33	0.56	1.43	–	–
Bloomberg 6-Month Treasury Bill Index[4]	–	–	–	–	5.34	2.10	1.48	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, 0.60% for Administrator Class and 0.46% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]
The Bloomberg 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-Month U.S. Treasury bills. The index follows Bloomberg monthly rebalancing conventions. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage-and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Adjustable Rate Government Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
FRESB Mortgage Trust, 1.72%, 11-25-2041	2.04
FHLMC, 6.03%, 7-1-2038	1.65
FHLMC, 5.81%, 9-1-2036	1.63
FHLMC, 5.59%, 7-1-2031	1.32
FNMA, 5.71%, 7-25-2046	1.27
GNMA, 5.62%, 4-20-2070	1.26
FNMA, 4.28%, 4-25-2042	1.23
FHLMC Multifamily Structured Pass-Through Certificates, 1.48%, 5-25-2051	1.23
FHLMC, 5.82%, 2-15-2038	1.17
FNMA, 5.80%, 7-25-2049	1.11

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 29, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Adjustable Rate Government Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,035.11	$3.74	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.72	0.74%
Class C
Actual	$1,000.00	$1,030.11	$7.52	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47	1.49%
Administrator Class
Actual	$1,000.00	$1,034.63	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,036.54	$2.33	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.31	0.46%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 88.11%
FHLMC Multifamily Structured Pass-Through Certificates Series KF46 Class A (30 Day Average U.S. SOFR+0.33%)±	5.67%	3-25-2028	$82,196	$81,751
FHLMC Multifamily Structured Pass-Through Certificates Series KF62 Class A (30 Day Average U.S. SOFR+0.59%)±	5.93	4-25-2026	1,273,575	1,273,434
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (30 Day Average U.S. SOFR+0.41%)±	5.75	8-25-2030	138,075	137,058
FHLMC Multifamily Structured Pass-Through Certificates Series KX04 Class AFL (30 Day Average U.S. SOFR+0.44%)±	5.78	3-25-2030	1,046,732	1,040,264
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2±±	1.48	5-25-2051	3,628,812	3,230,820
FHLMC STRIPS Series 20 Class F±±	4.67	7-1-2029	704	709
FHLMC STRIPS Series 264 Class F1 (30 Day Average U.S. SOFR+0.66%)±	5.99	7-15-2042	527,819	516,319
FHLMC STRIPS Series 319 Class F1 (30 Day Average U.S. SOFR+0.56%)±	5.89	11-15-2043	755,539	734,612
FHLMC Structured Pass-Through Certificates Series T-15 Class A6 (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2028	21,717	21,686
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	5.79	6-25-2029	715,350	679,758
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	5.74	12-25-2029	1,638,048	1,589,410
FHLMC Structured Pass-Through Certificates Series T-21 Class A (30 Day Average U.S. SOFR+0.47%)±	5.80	10-25-2029	217,296	221,793
FHLMC Structured Pass-Through Certificates Series T-24 Class A (30 Day Average U.S. SOFR+0.41%)±	5.74	6-25-2030	71,453	71,353
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	5.74	10-25-2030	551,641	547,675
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	5.68	12-25-2030	499,741	465,152
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.72	9-25-2031	911,786	920,206
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.10	7-25-2033	877,644	805,069
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.18	2-25-2043	466,057	419,854
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	26,683	26,736
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	6.44	5-25-2043	714,077	724,692
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.28	10-25-2044	1,278,319	1,158,378
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	6.28	2-25-2045	1,143,199	1,063,656
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	5.16	1-25-2036	763,601	701,993
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.25	3-25-2036	1,847,800	1,694,517
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.30	3-25-2036	1,769,080	1,634,301
FHLMC (1 Year Treasury Constant Maturity+1.20%)±	4.70	4-1-2030	3,797	3,748
FHLMC (1 Year Treasury Constant Maturity+1.87%)±	5.51	5-1-2035	206,079	204,572
FHLMC (1 Year Treasury Constant Maturity+1.96%)±	5.59	8-1-2033	263,246	260,256
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	6.11%	11-1-2034	$25,841	$25,444
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	3.91	3-1-2025	2,773	2,736
FHLMC (1 Year Treasury Constant Maturity+2.06%)±	6.08	12-1-2035	127,923	126,950
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	5.97	10-1-2037	263,855	265,830
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	5.80	6-1-2033	236,003	232,204
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	5.23	5-1-2037	18,413	18,473
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	5.79	1-1-2037	240,524	237,687
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	5.85	6-1-2036	222,220	226,942
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.34	12-1-2033	214,742	212,122
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	4.36	2-1-2034	31,209	31,209
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	4.87	4-1-2034	60,343	59,912
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.23	4-1-2034	36,568	36,577
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.76	5-1-2038	188,927	188,312
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	11-1-2026	24,206	24,014
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.35	2-1-2034	213,766	211,751
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	5.17	8-1-2027	1,754	1,740
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	5.24	3-1-2027	14,327	14,253
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.36	4-1-2036	85,267	85,054
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.09	4-1-2034	18,823	18,548
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.11	4-1-2038	264,957	266,608
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.25	5-1-2034	92,573	92,687
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.56	2-1-2036	1,613,795	1,648,271
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.61	6-1-2035	24,454	25,005
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.27	9-1-2033	36,221	37,287
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.36	1-1-2037	20,238	20,771
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.37	12-1-2034	81,587	81,028
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	5-1-2034	23,356	23,528
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	2-1-2036	47,673	47,293
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	5.80	4-1-2037	835,762	857,178
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	5.97	9-1-2038	1,396,312	1,429,110
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	6.03	7-1-2038	4,244,503	4,335,355
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	5.81	9-1-2036	4,168,761	4,269,193
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.40	11-1-2029	22,746	22,567
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.25	7-1-2034	74,541	73,540
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.28	10-1-2036	39,976	39,595
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.41	1-1-2035	109,847	108,430
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	4.93	9-1-2033	125,393	124,526
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.37	11-1-2027	100,666	99,982
FHLMC (1 Year Treasury Constant Maturity+2.31%)±	6.11	7-1-2027	80,160	80,202
FHLMC (1 Year Treasury Constant Maturity+2.34%)±	5.95	4-1-2032	530,333	532,613
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.04	10-1-2033	241,628	239,347
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.35	7-1-2038	130,821	130,483
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	4.52	7-1-2031	20,073	19,504
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	5.36	4-1-2038	560,454	563,567
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.20	1-1-2028	671	666
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.36	1-1-2028	2,071	2,058
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.46	2-1-2035	221,677	218,753
FHLMC (1 Year Treasury Constant Maturity+2.37%)±	5.91	2-1-2034	1,056,002	1,072,346
The accompanying notes are an integral part of these financial statements.
10 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	5.45%	7-1-2029	$10,265	$10,254
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	5.57	11-1-2029	23,081	22,849
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	5.89	1-1-2037	426,363	438,175
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.14	6-1-2035	164,196	166,324
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.40	7-1-2031	24,148	23,988
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.40	9-1-2031	24,856	24,692
FHLMC (1 Year Treasury Constant Maturity+2.43%)±	5.43	6-1-2025	7,451	7,362
FHLMC (1 Year Treasury Constant Maturity+2.44%)±	4.82	4-1-2029	1,094	1,094
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	6.22	7-1-2034	87,162	86,611
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	4.73	2-1-2030	17,413	17,436
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	4.91	6-1-2030	45,232	44,668
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	5.60	6-1-2035	115,648	115,740
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.17	6-1-2030	98,033	97,546
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.60	6-1-2030	13,423	13,295
FHLMC (1 Year Treasury Constant Maturity+2.49%)±	6.60	12-1-2032	49,500	49,133
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	3.82	11-1-2029	31,458	30,399
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.67	9-1-2029	14,549	14,381
FHLMC (1 Year Treasury Constant Maturity+2.60%)±	5.60	6-1-2032	112,331	112,440
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	3.99	9-1-2030	21,424	20,574
FHLMC (1 Year Treasury Constant Maturity+2.69%)±	6.53	5-1-2028	49,616	49,107
FHLMC (1 Year Treasury Constant Maturity+2.84%)±	6.06	9-1-2030	11,094	11,069
FHLMC (11th District COFI+1.25%)±	4.26	1-1-2030	1,610	1,559
FHLMC (11th District COFI+1.25%)±	4.26	7-1-2030	57,936	55,961
FHLMC (11th District COFI+1.25%)±	4.76	11-1-2030	6,113	5,939
FHLMC (11th District COFI+1.28%)±	4.36	2-1-2035	10,077	9,966
FHLMC (11th District COFI+2.57%)±	4.31	12-1-2025	1,691	1,679
FHLMC (12 Month Treasury Average+1.93%)±	4.56	5-1-2028	31,091	30,735
FHLMC (12 Month Treasury Average+2.46%)±	5.02	10-1-2029	42,131	41,807
FHLMC (12 Month Treasury Average+2.52%)±	5.77	6-1-2028	14,194	14,055
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	4.88	5-1-2031	25,652	25,186
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.10	5-1-2032	49,838	49,193
FHLMC (3 Year Treasury Constant Maturity+2.84%)±	4.83	6-1-2035	141,508	139,804
FHLMC (30 Day Average U.S. SOFR+0.26%)±	5.59	7-1-2031	3,500,000	3,474,570
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	4.00	8-1-2029	2,810	2,791
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	13,717	13,264
FHLMC (RFUCCT1Y+1.51%)±	5.76	2-1-2037	39,860	39,552
FHLMC (RFUCCT1Y+1.61%)±	5.76	7-1-2044	75,141	76,389
FHLMC (RFUCCT1Y+1.62%)±	2.88	11-1-2047	2,115,427	2,039,501
FHLMC (RFUCCT1Y+1.62%)±	5.24	7-1-2045	364,864	370,339
FHLMC (RFUCCT1Y+1.64%)±	2.62	6-1-2050	2,287,691	2,055,625
FHLMC (RFUCCT1Y+1.67%)±	4.17	8-1-2035	104,861	104,372
FHLMC (RFUCCT1Y+1.73%)±	5.16	5-1-2037	460,152	469,292
FHLMC (RFUCCT1Y+1.73%)±	5.98	1-1-2035	136,926	136,304
FHLMC (RFUCCT1Y+1.74%)±	5.99	12-1-2036	105,577	108,104
FHLMC (RFUCCT1Y+1.75%)±	4.91	5-1-2033	42,376	42,048
FHLMC (RFUCCT1Y+1.75%)±	5.02	4-1-2035	69,554	68,751
FHLMC (RFUCCT1Y+1.75%)±	5.71	6-1-2033	144,931	144,636
FHLMC (RFUCCT1Y+1.77%)±	5.32	10-1-2036	124,816	127,935
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT1Y+1.77%)±	5.59%	10-1-2035	$354,404	$353,176
FHLMC (RFUCCT1Y+1.77%)±	5.70	9-1-2039	614,322	629,101
FHLMC (RFUCCT1Y+1.77%)±	5.72	9-1-2037	117,969	120,805
FHLMC (RFUCCT1Y+1.77%)±	6.02	6-1-2035	115,666	114,278
FHLMC (RFUCCT1Y+1.77%)±	6.98	8-1-2042	87,643	89,727
FHLMC (RFUCCT1Y+1.78%)±	6.03	11-1-2035	68,554	68,678
FHLMC (RFUCCT1Y+1.80%)±	5.52	8-1-2037	541,397	554,646
FHLMC (RFUCCT1Y+1.80%)±	5.78	10-1-2043	2,067,042	2,115,592
FHLMC (RFUCCT1Y+1.80%)±	5.97	1-1-2040	766,578	787,111
FHLMC (RFUCCT1Y+1.81%)±	4.45	4-1-2035	372,664	372,844
FHLMC (RFUCCT1Y+1.81%)±	5.77	5-1-2039	177,604	177,101
FHLMC (RFUCCT1Y+1.81%)±	5.95	9-1-2037	111,108	114,019
FHLMC (RFUCCT1Y+1.83%)±	5.88	6-1-2043	2,371,541	2,439,133
FHLMC (RFUCCT1Y+1.85%)±	5.85	7-1-2038	454,228	464,404
FHLMC (RFUCCT1Y+1.86%)±	4.61	4-1-2037	123,362	122,945
FHLMC (RFUCCT1Y+1.86%)±	5.96	9-1-2036	185,103	185,630
FHLMC (RFUCCT1Y+1.87%)±	5.25	5-1-2035	9,713	9,564
FHLMC (RFUCCT1Y+1.91%)±	4.63	3-1-2032	91,537	91,216
FHLMC (RFUCCT1Y+1.93%)±	5.30	4-1-2037	32,926	32,546
FHLMC (RFUCCT1Y+1.93%)±	6.20	4-1-2035	442,723	440,790
FHLMC (RFUCCT1Y+1.99%)±	6.24	7-1-2036	101,614	101,159
FHLMC (RFUCCT1Y+2.06%)±	4.72	3-1-2038	427,836	440,391
FHLMC (RFUCCT6M+1.42%)±	5.67	2-1-2037	1,334	1,323
FHLMC (RFUCCT6M+1.68%)±	5.50	1-1-2037	351,264	355,790
FHLMC (RFUCCT6M+1.83%)±	5.81	6-1-2037	119,988	118,060
FHLMC (RFUCCT6M+2.12%)±	5.91	5-1-2037	18,685	18,375
FHLMC (RFUCCT6M+2.20%)±	6.29	6-1-2026	55,831	55,243
FHLMC (RFUCCT6M+3.83%)±	7.21	11-1-2026	5,974	5,912
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity+- 0.85%)±	3.27	3-15-2024	20	20
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity+- 0.60%)±	3.52	5-15-2024	681	680
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	5.99	4-15-2027	10,236	10,223
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	5.94	6-15-2031	19,539	19,426
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	2.56	3-15-2032	44,754	3,794
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	5.94	4-15-2028	20,505	20,456
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	6.44	3-15-2032	29,169	29,411
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	5.99	3-15-2032	54,107	53,968
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	6.04	12-15-2032	119,678	119,732
FHLMC Series 2781 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	4-15-2034	2,205,912	2,190,968
FHLMC Series 3067 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2035	431,828	425,253
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.79	9-15-2030	135,098	134,510
FHLMC Series 3140 Class GF (30 Day Average U.S. SOFR+0.46%)±	5.79	3-15-2036	365,328	359,277
FHLMC Series 3146 Class FP (30 Day Average U.S. SOFR+0.46%)±	5.79	4-15-2036	331,743	326,841
FHLMC Series 3149 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.79	5-15-2036	544,499	539,032
FHLMC Series 3240 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2036	594,279	583,716
FHLMC Series 3284 Class CF (30 Day Average U.S. SOFR+0.48%)±	5.81	3-15-2037	382,018	373,717
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	3-15-2037	48,252	46,932
The accompanying notes are an integral part of these financial statements.
12 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 3311 Class KF (30 Day Average U.S. SOFR+0.45%)±	5.78%	5-15-2037	$674,180	$659,955
FHLMC Series 3312 Class FN (30 Day Average U.S. SOFR+0.33%)±	5.66	7-15-2036	599,597	586,534
FHLMC Series 3436 Class A±±	6.07	11-15-2036	199,878	202,423
FHLMC Series 3684 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.81	11-15-2036	768,333	753,905
FHLMC Series 3753 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	11-15-2040	952,648	933,299
FHLMC Series 3757 Class PF (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2040	200,128	199,262
FHLMC Series 3822 Class FY (30 Day Average U.S. SOFR+0.51%)±	5.84	2-15-2033	368,516	366,708
FHLMC Series 3827 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.89	3-15-2041	110,080	107,823
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.89	1-15-2041	35,091	34,962
FHLMC Series 3997 Class FQ (30 Day Average U.S. SOFR+0.61%)±	5.94	2-15-2042	414,848	406,050
FHLMC Series 4013 Class QF (30 Day Average U.S. SOFR+0.66%)±	5.99	3-15-2041	182,583	181,721
FHLMC Series 4039 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	5-15-2042	661,992	650,936
FHLMC Series 4136 Class DF (30 Day Average U.S. SOFR+0.41%)±	5.74	11-15-2042	409,589	395,488
FHLMC Series 4143 Class KF (30 Day Average U.S. SOFR+0.46%)±	5.73	9-15-2037	1,059,200	1,025,184
FHLMC Series 4248 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.89	5-15-2041	160,589	158,379
FHLMC Series 4316 Class JF (30 Day Average U.S. SOFR+0.51%)±	5.84	1-15-2044	597,888	584,432
FHLMC Series 4474 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.55	12-15-2036	861,651	844,803
FHLMC Series 4477 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.50	10-15-2040	842,460	822,315
FHLMC Series 4503 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.69	2-15-2042	1,052,901	1,018,589
FHLMC Series 4515 Class FA (30 Day Average U.S. SOFR+0.48%)±	5.83	8-15-2038	142,475	140,895
FHLMC Series 4624 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.63	12-15-2038	1,772,536	1,756,274
FHLMC Series 4678 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.65	12-15-2042	759,128	745,331
FHLMC Series 4691 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	6-15-2047	416,455	401,619
FHLMC Series 4707 Class FD (30 Day Average U.S. SOFR+0.46%)±	5.70	9-15-2044	2,146,402	2,117,833
FHLMC Series 4754 Class FM (30 Day Average U.S. SOFR+0.41%)±	5.74	2-15-2048	1,029,427	990,491
FHLMC Series 4779 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.61	7-15-2044	1,029,554	1,014,858
FHLMC Series 4821 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	7-15-2048	305,746	293,617
FHLMC Series 4831 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.74	10-15-2048	990,098	951,622
FHLMC Series 4842 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2048	745,559	718,227
FHLMC Series 4906 Class WF (30 Day Average U.S. SOFR+0.51%)±	5.85	12-15-2038	1,311,795	1,295,803
FHLMC Series 4908 Class FA (30 Day Average U.S. SOFR+0.55%)±	5.69	12-15-2042	1,219,363	1,203,113
FHLMC Series 4915 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.82	2-15-2038	3,111,211	3,065,621
FHLMC Series 4921 Class FN (30 Day Average U.S. SOFR+0.56%)±	5.89	10-25-2049	850,906	824,527
FHLMC Series 4925 Class WF (30 Day Average U.S. SOFR+0.51%)±	5.86	8-15-2038	2,863,486	2,809,756
FHLMC Series 4925 Class FY (30 Day Average U.S. SOFR+0.56%)±	5.89	10-25-2049	299,393	289,830
FHLMC Series 4933 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2049	885,101	858,899
FNMA	6.50	5-1-2031	19,430	19,951
FNMA	7.06	1-1-2027	4,568	4,691
FNMA	7.50	1-1-2031	11,682	11,663
FNMA	7.50	1-1-2033	27,370	27,330
FNMA	7.50	5-1-2033	56,575	56,508
FNMA	7.50	8-1-2033	32,313	32,256
FNMA	8.00	12-1-2026	11,775	11,769
FNMA	8.00	3-1-2030	6	6
FNMA	8.00	5-1-2033	27,378	27,266
FNMA	8.50	8-15-2024	187	187
FNMA (1 Year Treasury Constant Maturity+1.50%)±	5.02	8-1-2030	165,547	164,869
FNMA (1 Year Treasury Constant Maturity+1.52%)±	5.52	8-1-2033	319,330	317,957
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+1.58%)±	3.87%	3-1-2034	$159,187	$157,641
FNMA (1 Year Treasury Constant Maturity+1.63%)±	6.63	11-1-2029	3,611	3,570
FNMA (1 Year Treasury Constant Maturity+1.66%)±	5.69	7-1-2048	306,044	308,506
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.82	2-1-2033	105,785	105,007
FNMA (1 Year Treasury Constant Maturity+1.76%)±	5.51	8-1-2032	25,482	25,395
FNMA (1 Year Treasury Constant Maturity+1.85%)±	5.88	7-1-2038	250,442	248,122
FNMA (1 Year Treasury Constant Maturity+1.88%)±	5.64	8-1-2031	22,405	22,334
FNMA (1 Year Treasury Constant Maturity+1.96%)±	5.08	3-1-2032	11,468	11,476
FNMA (1 Year Treasury Constant Maturity+2.03%)±	5.32	12-1-2032	125,290	124,719
FNMA (1 Year Treasury Constant Maturity+2.07%)±	5.85	12-1-2033	108,741	108,191
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.10	7-1-2035	33,686	33,586
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.17	9-1-2036	106,835	106,283
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.93	4-1-2040	43,986	44,868
FNMA (1 Year Treasury Constant Maturity+2.11%)±	5.51	7-1-2035	69,507	69,513
FNMA (1 Year Treasury Constant Maturity+2.12%)±	4.49	8-1-2026	1,997	1,986
FNMA (1 Year Treasury Constant Maturity+2.12%)±	5.12	3-1-2031	11,094	11,075
FNMA (1 Year Treasury Constant Maturity+2.15%)±	6.15	2-1-2033	27,391	27,393
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.96	9-1-2030	12,734	12,693
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.29	12-1-2039	72,054	71,820
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.65	6-1-2035	42,947	42,922
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.94	5-1-2036	493,637	498,828
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.20	1-1-2036	64,195	63,946
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.22	9-1-2035	289,317	297,947
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.30	12-1-2024	3,541	3,529
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.39	1-1-2036	193,859	193,127
FNMA (1 Year Treasury Constant Maturity+2.19%)±	4.44	3-1-2035	149,252	148,365
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.46	6-1-2027	20,299	20,237
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.63	9-1-2033	79,517	79,121
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.85	5-1-2034	186,977	184,845
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.19	8-1-2033	189,297	188,573
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.58	12-1-2040	2,153,564	2,205,453
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.95	12-1-2040	1,140,576	1,168,353
FNMA (1 Year Treasury Constant Maturity+2.21%)±	4.40	8-1-2026	2,923	2,903
FNMA (1 Year Treasury Constant Maturity+2.21%)±	4.58	1-1-2027	301	300
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.01	5-1-2037	268,285	267,571
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.45	9-1-2035	584,952	593,553
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.74	10-1-2034	417,437	427,981
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.96	1-1-2033	76,878	76,753
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.01	8-1-2035	187,154	188,918
FNMA (1 Year Treasury Constant Maturity+2.22%)±	4.44	7-1-2029	85,904	83,711
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.35	6-1-2035	123,407	124,244
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.97	7-1-2035	9,258	9,247
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.98	12-1-2040	924,433	947,111
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.16	7-1-2035	164,294	166,125
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	8-1-2031	66,280	65,503
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	10-1-2034	83,987	83,366
FNMA (1 Year Treasury Constant Maturity+2.23%)±	5.50	7-1-2037	83,206	85,687
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.38	7-1-2028	32	32
The accompanying notes are an integral part of these financial statements.
14 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.83%	1-1-2037	$202,571	$202,368
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.84	4-1-2038	218,358	217,936
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.88	7-1-2038	1,159,372	1,191,250
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.01	11-1-2038	1,265,300	1,301,472
FNMA (1 Year Treasury Constant Maturity+2.25%)±	5.92	10-1-2036	157,056	161,281
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.28	9-1-2026	7,090	7,054
FNMA (1 Year Treasury Constant Maturity+2.29%)±	5.89	6-1-2037	531,480	543,410
FNMA (1 Year Treasury Constant Maturity+2.29%)±	5.91	5-1-2034	86,161	85,839
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.29	12-1-2030	12,645	12,625
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.45	1-1-2031	23,619	23,427
FNMA (1 Year Treasury Constant Maturity+2.30%)±	5.96	5-1-2033	105,398	104,771
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.30	1-1-2026	13,498	13,445
FNMA (1 Year Treasury Constant Maturity+2.31%)±	5.97	12-1-2030	121,719	121,311
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.40	12-1-2034	129,958	130,164
FNMA (1 Year Treasury Constant Maturity+2.32%)±	4.57	4-1-2028	18,416	18,274
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.19	7-1-2030	52,935	52,698
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.44	5-1-2025	3,588	3,577
FNMA (1 Year Treasury Constant Maturity+2.33%)±	6.33	11-1-2024	2,740	2,732
FNMA (1 Year Treasury Constant Maturity+2.35%)±	5.35	6-1-2027	13,629	13,582
FNMA (1 Year Treasury Constant Maturity+2.35%)±	5.87	9-1-2037	26,888	26,789
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.39	11-1-2034	104,079	107,067
FNMA (1 Year Treasury Constant Maturity+2.37%)±	4.51	9-1-2030	178,351	172,422
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.50	7-1-2027	6,844	6,795
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.38	7-1-2027	29,381	29,268
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2033	215,404	214,699
FNMA (1 Year Treasury Constant Maturity+2.41%)±	5.67	5-1-2027	17,004	16,905
FNMA (1 Year Treasury Constant Maturity+2.44%)±	5.69	7-1-2037	646,528	658,047
FNMA (1 Year Treasury Constant Maturity+2.46%)±	5.89	5-1-2033	29,309	29,191
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.45	7-1-2028	47,071	46,757
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.47	9-1-2028	19,678	19,588
FNMA (1 Year Treasury Constant Maturity+2.49%)±	4.74	4-1-2038	131,887	130,657
FNMA (1 Year Treasury Constant Maturity+2.49%)±	5.61	7-1-2037	70,028	70,416
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.61	5-1-2035	273,281	277,525
FNMA (1 Year Treasury Constant Maturity+2.50%)±	4.52	9-1-2030	109,854	106,677
FNMA (1 Year Treasury Constant Maturity+2.50%)±	5.33	10-1-2029	77,991	77,692
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.50	3-1-2027	6,788	6,764
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.63	6-1-2032	58,101	57,633
FNMA (1 Year Treasury Constant Maturity+2.52%)±	6.64	11-1-2024	2,981	2,968
FNMA (1 Year Treasury Constant Maturity+2.60%)±	6.72	10-1-2025	1,758	1,749
FNMA (1 Year Treasury Constant Maturity+2.64%)±	5.64	3-1-2030	2,571	2,559
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.08	7-1-2028	21,341	21,277
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.77	10-1-2028	10,754	10,639
FNMA (1 Year Treasury Constant Maturity+2.70%)±	5.76	5-1-2035	435,224	435,611
FNMA (1 Year Treasury Constant Maturity+2.72%)±	5.10	8-1-2035	87,566	87,203
FNMA (1 Year Treasury Constant Maturity+2.89%)±	6.70	9-1-2030	64,547	64,290
FNMA (1 Year Treasury Constant Maturity+3.03%)±	7.16	1-1-2029	12,957	12,939
FNMA (11th District COFI+1.25%)±	4.38	11-1-2024	15	15
FNMA (11th District COFI+1.25%)±	4.39	4-1-2034	73,148	70,303
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (11th District COFI+1.26%)±	4.31%	1-1-2035	$87,560	$84,422
FNMA (11th District COFI+1.27%)±	4.29	3-1-2033	31,332	30,395
FNMA (11th District COFI+1.27%)±	5.10	1-1-2038	2,556	2,509
FNMA (11th District COFI+1.29%)±	4.40	9-1-2037	594,907	574,353
FNMA (11th District COFI+1.69%)±	4.81	1-1-2036	72,273	70,217
FNMA (11th District COFI+1.70%)±	4.81	4-1-2030	242	238
FNMA (11th District COFI+1.82%)±	4.13	5-1-2028	12,410	12,196
FNMA (11th District COFI+1.82%)±	4.94	6-1-2034	26,963	26,573
FNMA (11th District COFI+1.84%)±	4.95	10-1-2027	32,567	32,271
FNMA (11th District COFI+1.90%)±	6.19	5-1-2034	19,333	19,492
FNMA (11th District COFI+1.91%)±	4.99	3-1-2033	102,829	100,724
FNMA (11th District COFI+1.92%)±	4.54	9-1-2030	99,769	98,102
FNMA (11th District COFI+1.93%)±	5.11	12-1-2036	7,641	7,560
FNMA (12 Month Treasury Average+1.21%)±	6.27	4-1-2042	510,128	504,220
FNMA (12 Month Treasury Average+1.73%)±	6.81	6-1-2035	169,772	171,960
FNMA (12 Month Treasury Average+1.75%)±	6.83	10-1-2035	254,092	255,218
FNMA (12 Month Treasury Average+1.83%)±	6.93	7-1-2035	213,394	215,973
FNMA (12 Month Treasury Average+1.85%)±	6.90	11-1-2035	221,576	222,747
FNMA (12 Month Treasury Average+1.85%)±	6.90	11-1-2035	28,874	29,186
FNMA (12 Month Treasury Average+1.89%)±	6.93	11-1-2035	9,991	10,172
FNMA (12 Month Treasury Average+1.90%)±	6.96	7-1-2035	153,363	154,751
FNMA (12 Month Treasury Average+1.96%)±	7.01	11-1-2035	220,998	222,106
FNMA (12 Month Treasury Average+2.07%)±	7.11	10-1-2035	94,161	96,383
FNMA (12 Month Treasury Average+2.08%)±	7.08	1-1-2035	200,323	202,853
FNMA (12 Month Treasury Average+2.11%)±	7.16	8-1-2035	83,952	84,676
FNMA (12 Month Treasury Average+2.36%)±	7.41	8-1-2040	244,623	247,478
FNMA (12 Month Treasury Average+2.48%)±	5.45	6-1-2040	340,539	341,877
FNMA (3 Year Treasury Constant Maturity+2.15%)±	2.90	8-1-2031	18,718	18,419
FNMA (5 Year Treasury Constant Maturity+1.90%)±	3.49	9-1-2031	78,794	76,580
FNMA (5 Year Treasury Constant Maturity+2.43%)±	4.87	6-1-2028	8,103	8,144
FNMA (Federal COFI+2.00%)±	4.25	8-1-2029	15,780	15,784
FNMA (Federal COFI+2.46%)±	5.53	2-1-2029	143,905	143,336
FNMA (RFUCCT1M+1.17%)±	6.67	5-1-2029	23,932	24,076
FNMA (RFUCCT1Y+1.53%)±	5.78	9-1-2035	210,485	214,444
FNMA (RFUCCT1Y+1.53%)±	5.78	9-1-2036	161,250	159,657
FNMA (RFUCCT1Y+1.55%)±	5.31	1-1-2040	41,500	41,193
FNMA (RFUCCT1Y+1.56%)±	5.13	2-1-2044	28,360	28,863
FNMA (RFUCCT1Y+1.57%)±	5.49	6-1-2043	2,013,817	2,045,438
FNMA (RFUCCT1Y+1.57%)±	5.82	11-1-2044	61,705	61,683
FNMA (RFUCCT1Y+1.59%)±	5.34	6-1-2044	336,939	344,377
FNMA (RFUCCT1Y+1.59%)±	5.45	9-1-2044	515,523	526,514
FNMA (RFUCCT1Y+1.59%)±	5.68	8-1-2045	215,161	219,819
FNMA (RFUCCT1Y+1.59%)±	7.04	2-1-2043	213,443	215,955
FNMA (RFUCCT1Y+1.60%)±	2.23	8-1-2050	1,923,684	1,706,582
FNMA (RFUCCT1Y+1.60%)±	5.20	3-1-2046	573,460	584,950
FNMA (RFUCCT1Y+1.60%)±	5.85	9-1-2037	325,883	323,318
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	2,451,419	2,189,219
FNMA (RFUCCT1Y+1.62%)±	2.52	4-1-2050	1,169,899	1,093,826
The accompanying notes are an integral part of these financial statements.
16 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.64%)±	4.85%	11-1-2038	$77,588	$77,561
FNMA (RFUCCT1Y+1.64%)±	7.21	9-1-2042	69,901	70,467
FNMA (RFUCCT1Y+1.67%)±	5.64	6-1-2036	25,295	25,356
FNMA (RFUCCT1Y+1.67%)±	5.64	6-1-2041	593,847	608,407
FNMA (RFUCCT1Y+1.67%)±	5.75	7-1-2035	207,033	212,111
FNMA (RFUCCT1Y+1.71%)±	5.35	4-1-2034	174,085	177,950
FNMA (RFUCCT1Y+1.72%)±	5.73	6-1-2035	33,646	34,525
FNMA (RFUCCT1Y+1.73%)±	5.16	2-1-2045	616,254	629,272
FNMA (RFUCCT1Y+1.73%)±	5.73	7-1-2043	919,489	943,240
FNMA (RFUCCT1Y+1.74%)±	5.33	9-1-2042	102,319	105,136
FNMA (RFUCCT1Y+1.75%)±	4.53	4-1-2033	237,621	236,709
FNMA (RFUCCT1Y+1.75%)±	4.67	4-1-2034	67,912	67,060
FNMA (RFUCCT1Y+1.75%)±	4.79	5-1-2035	167,024	165,376
FNMA (RFUCCT1Y+1.75%)±	5.62	7-1-2035	175,747	176,978
FNMA (RFUCCT1Y+1.75%)±	6.00	1-1-2035	148,465	149,088
FNMA (RFUCCT1Y+1.77%)±	5.87	7-1-2044	1,175,425	1,206,329
FNMA (RFUCCT1Y+1.78%)±	5.90	1-1-2042	894,361	919,949
FNMA (RFUCCT1Y+1.83%)±	6.08	1-1-2033	45,383	45,087
FNMA (RFUCCT1Y+1.90%)±	6.15	10-1-2034	206,393	204,538
FNMA (RFUCCT1Y+1.91%)±	5.89	5-1-2038	225,388	232,876
FNMA (RFUCCT1Y+1.93%)±	5.68	5-1-2037	374,742	373,704
FNMA (RFUCCT1Y+2.02%)±	6.27	9-1-2035	137,624	140,975
FNMA (RFUCCT6M+1.03%)±	5.15	2-1-2033	83,614	82,669
FNMA (RFUCCT6M+1.16%)±	5.50	8-1-2033	2,394	2,367
FNMA (RFUCCT6M+1.18%)±	6.93	8-1-2033	30,860	30,863
FNMA (RFUCCT6M+1.31%)±	5.18	10-1-2037	265,610	267,357
FNMA (RFUCCT6M+1.38%)±	7.00	8-1-2031	81,390	81,423
FNMA (RFUCCT6M+1.38%)±	7.13	12-1-2031	12,073	12,044
FNMA (RFUCCT6M+1.39%)±	7.14	1-1-2032	47,250	47,215
FNMA (RFUCCT6M+1.42%)±	7.29	12-1-2031	93,556	94,049
FNMA (RFUCCT6M+1.51%)±	5.35	11-1-2034	246,989	244,694
FNMA (RFUCCT6M+1.55%)±	7.35	3-1-2034	57,916	58,092
FNMA (RFUCCT6M+1.55%)±	7.36	1-1-2035	281,476	285,030
FNMA (RFUCCT6M+1.62%)±	7.48	6-1-2037	268,882	272,478
FNMA (RFUCCT6M+1.74%)±	5.49	10-1-2024	4,622	4,590
FNMA (RFUCCT6M+1.74%)±	5.87	12-1-2024	3,635	3,611
FNMA (RFUCCT6M+1.93%)±	6.05	6-1-2032	46,357	46,138
FNMA (RFUCCT6M+1.96%)±	6.28	1-1-2033	42,566	42,123
FNMA (RFUCCT6M+1.98%)±	5.23	9-1-2033	39,278	38,789
FNMA (RFUCCT6M+2.25%)±	6.22	3-1-2034	337,616	336,846
FNMA (RFUCCT6M+2.31%)±	6.06	4-1-2033	134,461	133,070
FNMA (RFUCCT6M+2.35%)±	6.54	5-1-2033	398,629	400,919
FNMA (RFUCCT6M+2.48%)±	6.73	7-1-2033	23,049	22,811
FNMA (RFUCCT6M+2.51%)±	6.13	4-1-2033	121,109	120,867
FNMA (RFUCCT6M+2.62%)±	6.23	4-1-2024	499	496
FNMA (RFUCCT6M+3.36%)±	7.07	12-1-2032	73,102	72,365
FNMA Series 2001-50 Class BA	7.00	10-25-2041	43,336	43,703
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	6.04	12-18-2031	30,306	30,307
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 17

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	5.99%	1-25-2032	$16,587	$16,504
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	833,714	838,430
FNMA Series 2001-T12 Class A4±±	4.76	8-25-2041	1,466,770	1,463,845
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	63,409	64,073
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	48,393	48,632
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	5.56	8-25-2031	15,247	14,573
FNMA Series 2001-W3 Class A±±	4.85	9-25-2041	178,704	173,453
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	6.34	2-25-2032	21,760	21,830
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	5.84	9-25-2032	49,201	49,020
FNMA Series 2002-66 Class A3±±	4.28	4-25-2042	3,269,386	3,237,536
FNMA Series 2002-T12 Class A5±±	4.97	10-25-2041	764,043	739,697
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	668,872	692,357
FNMA Series 2002-T18 Class A5±±	4.71	5-25-2042	1,519,225	1,452,957
FNMA Series 2002-T19 Class A4±±	4.84	3-25-2042	89,852	86,863
FNMA Series 2002-W1 Class 3A±±	3.67	4-25-2042	363,749	336,335
FNMA Series 2002-W4 Class A6±±	4.43	5-25-2042	652,234	628,545
FNMA Series 2003-63 Class A8±±	4.06	1-25-2043	502,658	495,675
FNMA Series 2003-7 Class A2±±	4.45	5-25-2042	268,331	265,775
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.72	3-25-2033	564,169	554,023
FNMA Series 2003-W10 Class 2A±±	3.84	6-25-2043	997,169	965,584
FNMA Series 2003-W18 Class 2A±±	4.46	6-25-2043	1,140,063	1,108,872
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	164,815	167,059
FNMA Series 2003-W4 Class 5A±±	4.05	10-25-2042	353,847	339,651
FNMA Series 2003-W6 Class 6A±±	4.27	8-25-2042	409,265	393,150
FNMA Series 2003-W8 Class 4A±±	4.47	11-25-2042	511,436	490,931
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	5.56	6-25-2033	791,656	754,788
FNMA Series 2004-17 Class FT (30 Day Average U.S. SOFR+0.51%)±	5.84	4-25-2034	334,236	332,118
FNMA Series 2004-T1 Class 2A±±	3.84	8-25-2043	643,068	594,940
FNMA Series 2004-T3 Class 2A±±	4.49	8-25-2043	484,332	476,546
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	220,249	225,780
FNMA Series 2004-W1 Class 3A±±	4.60	1-25-2043	28,935	26,161
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	102,801	106,127
FNMA Series 2004-W12 Class 2A±±	4.36	6-25-2044	1,535,971	1,469,581
FNMA Series 2004-W15 Class 3A±±	4.42	6-25-2044	2,046,853	1,986,736
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	31,344	32,204
FNMA Series 2005-25 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.79	4-25-2035	472,121	465,100
FNMA Series 2005-W3 Class 3A±±	4.26	4-25-2045	418,239	398,958
FNMA Series 2006-112 Class LF (30 Day Average U.S. SOFR+0.66%)±	5.99	11-25-2036	843,324	830,445
FNMA Series 2006-16 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	3-25-2036	300,642	296,465
FNMA Series 2006-44 Class FY (30 Day Average U.S. SOFR+0.68%)±	6.01	6-25-2036	582,301	579,592
FNMA Series 2006-5 Class 1A±±	5.18	8-25-2034	1,470,446	1,508,434
FNMA Series 2006-W1 Class 3A±±	4.23	10-25-2045	1,257,867	1,228,573
FNMA Series 2007-109 Class PF (30 Day Average U.S. SOFR+0.76%)±	6.09	12-25-2037	240,187	237,647
FNMA Series 2007-4 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.88	2-25-2037	480,062	470,480
FNMA Series 2007-86 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	9-25-2037	801,201	793,541
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.37	8-27-2036	77,471	76,472
FNMA Series 2008-67 Class FG (30 Day Average U.S. SOFR+1.11%)±	6.44	7-25-2038	467,514	471,096
The accompanying notes are an integral part of these financial statements.
18 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2009-106 Class FA (30 Day Average U.S. SOFR+0.86%)±	6.19%	1-25-2040	$657,790	$658,436
FNMA Series 2009-11 Class FU (30 Day Average U.S. SOFR+1.11%)±	6.44	3-25-2049	60,603	60,701
FNMA Series 2010-54 Class AF (30 Day Average U.S. SOFR+0.67%)±	6.00	4-25-2037	180,660	178,921
FNMA Series 2011-121 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.79	12-25-2041	177,484	173,079
FNMA Series 2012-122 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2042	794,581	773,050
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	7.14	5-25-2027	45,538	46,136
FNMA Series 2013-130 Class CF (30 Day Average U.S. SOFR+0.36%)±	5.69	6-25-2043	256,203	252,804
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	5.81	3-25-2043	2,225,405	2,232,256
FNMA Series 2014-10 Class CF (30 Day Average U.S. SOFR+0.41%)±	5.76	3-25-2044	483,264	471,302
FNMA Series 2014-49 Class AF (30 Day Average U.S. SOFR+0.43%)±	5.68	8-25-2044	94,298	91,474
FNMA Series 2015-38 Class DF (30 Day Average U.S. SOFR+0.42%)±	5.77	6-25-2055	1,165,943	1,146,283
FNMA Series 2015-4 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.81	2-25-2045	718,482	697,538
FNMA Series 2016-40 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.71	7-25-2046	3,388,987	3,348,589
FNMA Series 2016-58 Class FA (30 Day Average U.S. SOFR+0.59%)±	5.91	8-25-2046	365,257	360,412
FNMA Series 2016-62 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.67	9-25-2046	448,439	443,237
FNMA Series 2016-64 Class KF (30 Day Average U.S. SOFR+0.58%)±	5.84	9-25-2046	903,327	878,296
FNMA Series 2016-76 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.91	10-25-2046	541,561	528,626
FNMA Series 2016-82 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.85	11-25-2046	1,111,900	1,081,633
FNMA Series 2016-87 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.59	11-25-2046	224,897	221,868
FNMA Series 2017-45 Class FA (30 Day Average U.S. SOFR+0.43%)±	5.75	6-25-2047	2,843,327	2,796,229
FNMA Series 2018-39 Class WF (30 Day Average U.S. SOFR+0.41%)±	5.62	6-25-2048	2,448,258	2,414,376
FNMA Series 2018-47 Class PC	3.50	9-25-2047	125,411	119,470
FNMA Series 2019-25 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	6-25-2049	230,597	223,765
FNMA Series 2019-38 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.80	7-25-2049	2,967,879	2,916,560
FNMA Series 2019-42 Class MF (30 Day Average U.S. SOFR+0.51%)±	5.77	8-25-2059	1,501,983	1,457,357
FNMA Series 2019-5 Class FE (30 Day Average U.S. SOFR+0.56%)±	5.89	3-25-2049	337,131	327,742
FNMA Series 2019-53 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.62	9-25-2049	1,165,498	1,129,543
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,575,579	2,210,076
FNMA Series 2020-29 Class FA (30 Day Average U.S. SOFR+0.76%)±	5.68	5-25-2050	720,933	722,129
FNMA Series 2021-85 Class EF (30 Day Average U.S. SOFR+0.18%)±	5.52	12-25-2051	2,817,509	2,775,373
GNMA	6.45	4-20-2025	5,050	5,056
GNMA	6.50	8-20-2034	106,576	104,041
GNMA	9.00	1-20-2025	114	114
GNMA	9.00	2-20-2025	263	263
GNMA (1 Year Treasury Constant Maturity+1.40%)±	6.66	6-20-2058	5,756	5,781
GNMA (1 Year Treasury Constant Maturity+1.50%)±	3.63	1-20-2034	675,061	672,044
GNMA (1 Year Treasury Constant Maturity+2.00%)±	4.38	4-20-2041	24,775	24,602
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.13	1-20-2041	21,691	21,696
GNMA (RFUCCT1M+0.62%)±	6.06	5-20-2058	80,118	79,967
GNMA Series 2004-80 Class FA (U.S. SOFR 1 Month+0.51%)±	5.83	10-20-2034	310,800	309,523
GNMA Series 2006-16 Class DF (U.S. SOFR 1 Month+0.22%)±	5.54	4-20-2036	1,608,826	1,590,900
GNMA Series 2008-65 Class FG (U.S. SOFR 1 Month+0.86%)±	6.18	8-20-2038	556,908	559,208
GNMA Series 2008-68 Class FA (U.S. SOFR 1 Month+1.06%)±	6.38	8-20-2038	698,078	703,294
GNMA Series 2009-12 Class FA (U.S. SOFR 1 Month+1.06%)±	6.38	3-20-2039	879,679	884,883
GNMA Series 2009-15 Class FL (U.S. SOFR 1 Month+1.06%)±	6.38	3-20-2039	879,679	883,337
GNMA Series 2009-29 Class FL (U.S. SOFR 1 Month+0.76%)±	6.09	5-16-2039	959,065	958,095
GNMA Series 2009-36 Class FE (U.S. SOFR 1 Month+0.91%)±	6.23	9-20-2038	900,358	903,735
GNMA Series 2009-50 Class FW (U.S. SOFR 1 Month+1.11%)±	6.43	7-20-2039	662,624	668,922
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 19

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2009-52 Class FD (U.S. SOFR 1 Month+1.06%)±	6.39%	7-16-2039	$334,803	$337,120
GNMA Series 2010-25 Class FH (U.S. SOFR 1 Month+0.83%)±	6.16	2-16-2040	473,195	471,508
GNMA Series 2010-79 Class YF (U.S. SOFR 1 Month+0.46%)±	5.78	5-20-2035	1,492,674	1,477,629
GNMA Series 2011-117 Class FJ (U.S. SOFR 1 Month+0.98%)±	6.30	8-20-2041	862,895	866,235
GNMA Series 2011-H12 Class FA (U.S. SOFR 1 Month+0.60%)±	5.95	2-20-2061	237,569	236,598
GNMA Series 2011-H17 Class FA (U.S. SOFR 1 Month+0.64%)±	5.99	6-20-2061	201,187	200,615
GNMA Series 2012-124 Class GF (U.S. SOFR 1 Month+0.36%)±	5.68	10-20-2042	988,837	964,150
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	1,035,600	33,005
GNMA Series 2014-H16 Class FL (U.S. SOFR 1 Month+0.58%)±	5.93	7-20-2064	563,726	558,273
GNMA Series 2014-H22 Class FC (U.S. SOFR 1 Month+0.59%)±	5.94	11-20-2064	1,200,306	1,195,470
GNMA Series 2015-H23 Class TA (U.S. SOFR 1 Month+0.58%)±	5.93	9-20-2065	1,234,777	1,229,143
GNMA Series 2016-H24 Class FD (U.S. SOFR 12 Month+1.02%)±	6.45	11-20-2066	318,123	317,375
GNMA Series 2017-130 Class FH (U.S. SOFR 1 Month+0.41%)±	5.73	8-20-2047	1,597,584	1,537,478
GNMA Series 2017-H11 Class FE (U.S. SOFR 12 Month+0.90%)±	5.18	5-20-2067	2,397,308	2,375,198
GNMA Series 2018-120 Class FL (U.S. SOFR 1 Month+0.41%)±	5.73	9-20-2048	226,061	217,788
GNMA Series 2018-49 Class FM (U.S. SOFR 1 Month+0.36%)±	5.68	4-20-2048	1,049,539	1,009,181
GNMA Series 2018-H07 Class FD (U.S. SOFR 1 Month+0.41%)±	5.76	5-20-2068	194,429	194,082
GNMA Series 2018-H13 Class FC (U.S. SOFR 1 Month+0.41%)±	5.76	7-20-2068	195,748	194,110
GNMA Series 2019-103 Class FG (U.S. SOFR 1 Month+0.56%)±	5.88	4-20-2049	914,510	888,285
GNMA Series 2019-129 Class WF (U.S. SOFR 1 Month+0.51%)±	5.84	2-20-2046	1,098,403	1,052,174
GNMA Series 2019-H06 Class FD (U.S. SOFR 1 Month+0.83%)±	6.18	1-20-2069	563,722	553,324
GNMA Series 2019-H09 Class FE (U.S. SOFR 1 Month+0.61%)±	5.96	4-20-2069	839,599	834,655
GNMA Series 2019-H10 Class FB (U.S. SOFR 1 Month+0.71%)±	6.06	6-20-2069	2,770,882	2,706,205
GNMA Series 2019-H15 Class FE (U.S. SOFR 1 Month+0.74%)±	6.09	9-20-2069	1,787,296	1,773,981
GNMA Series 2020-H12 Class F (U.S. SOFR 1 Month+0.61%)±	5.96	7-20-2070	737,602	718,221
GNMA Series 2020-H19 Class FB (U.S. SOFR 1 Month+0.56%)±	5.91	11-20-2070	2,284,122	2,250,786
GNMA Series 2021-H01 Class FC (U.S. SOFR 1 Month+0.51%)±	5.86	11-20-2070	1,320,790	1,281,077
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR+0.30%)±	5.62	4-20-2070	3,453,116	3,315,896
Total agency securities (Cost $236,597,833)				231,452,536
Asset-backed securities: 2.21%
Brazos Education Funding LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+1.11%)144A±	6.44	10-25-2056	935,190	932,648
EFS Volunteer LLC Series 2010-1 Class A2 (90 Day Average U.S. SOFR+1.11%)144A±	6.47	10-25-2035	55,486	55,500
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	870,551	780,973
Navient Student Loan Trust Series 2021-1A Class A1B (30 Day Average U.S. SOFR+0.71%)144A±	6.04	12-26-2069	688,250	677,463
Nelnet Student Loan Trust Series 2019-4A Class A (U.S. SOFR 1 Month+0.98%)144A±	6.31	9-26-2067	473,979	470,757
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	2,823,843	2,792,687
SLM Student Loan Trust Series 2004-10 Class A7B (90 Day Average U.S. SOFR+0.86%)144A±	6.22	10-25-2029	98,406	98,400
Total asset-backed securities (Cost $5,945,684)				5,808,428
The accompanying notes are an integral part of these financial statements.
20 | Allspring Adjustable Rate Government Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 0.67%
Energy: 0.67%
Oil & gas services: 0.67%
Cal Dive I-Title XI, Inc.	4.93%	2-1-2027	$1,780,219	$1,747,970
Total corporate bonds and notes (Cost $1,820,773)				1,747,970
Non-agency mortgage-backed securities: 5.69%
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	469,064	426,391
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	2,557,022	2,224,328
FRESB Mortgage Trust Series 2022-SB94 Class A5H±±	1.72	11-25-2041	5,716,618	5,363,839
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2144A±±	3.00	1-25-2051	597,752	500,936
Imperial Fund Mortgage Trust Series 2022-NQM1 Class A1144A±±	2.49	2-25-2067	2,138,051	1,875,350
JP Morgan Mortgage Trust Series 2016-5 Class A1144A±±	7.07	12-25-2046	328,984	325,390
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	237,516	211,515
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	6.34	1-25-2048	793,458	766,558
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	172,455	160,644
OBX Trust Series 2022-NQM1 Class A1144A±±	2.31	11-25-2061	2,645,374	2,260,644
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	636,312	572,688
Towd Point Mortgage Trust Series 2017-5 Class A1 (U.S. SOFR 1 Month+0.71%)144A±	5.91	2-25-2057	253,799	257,705
Total non-agency mortgage-backed securities (Cost $16,573,482)				14,945,988

		Yield	Shares
Short-term investments: 2.13%
Investment companies: 2.13%
Allspring Government Money Market Fund Select Class♠∞		5.24	5,604,942	5,604,942
Total short-term investments (Cost $5,604,942)				5,604,942
Total investments in securities (Cost $266,542,714)	98.81%			259,559,864
Other assets and liabilities, net	1.19			3,113,736
Total net assets	100.00%			$262,673,600

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 21

Portfolio of investments—February 29, 2024 (unaudited)

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,537,678	$41,932,613	$(43,865,349)	$0	$0	$5,604,942	5,604,942	$123,361
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(57)	6-18-2024	$(6,283,494)	$(6,294,938)	$0	$(11,444)
Ultra 10-Year U.S. Treasury Notes	(64)	6-18-2024	(7,289,300)	(7,307,000)	0	(17,700)
2-Year U.S. Treasury Notes	(102)	6-28-2024	(20,865,212)	(20,884,500)	0	(19,288)
5-Year U.S. Treasury Notes	(66)	6-28-2024	(7,046,652)	(7,055,812)	0	(9,160)
					$0	$(57,592)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Adjustable Rate Government Fund

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $260,937,772)	$253,954,922
Investments in affiliated securities, at value (cost $5,604,942)	5,604,942
Cash	15,737
Cash at broker segregated for futures contracts	1,366,000
Receivable for interest	1,187,972
Principal paydown receivable	964,201
Receivable for Fund shares sold	55,090
Receivable for daily variation margin on open futures contracts	797
Prepaid expenses and other assets	54,006
Total assets	263,203,667
Liabilities
Payable for Fund shares redeemed	312,136
Dividends payable	58,149
Management fee payable	48,018
Professional fees payable	39,487
Administration fees payable	20,441
Payable for daily variation margin on open futures contracts	19,375
Trustees’ fees and expenses payable	2,621
Distribution fee payable	1,000
Accrued expenses and other liabilities	28,840
Total liabilities	530,067
Total net assets	$262,673,600
Net assets consist of
Paid-in capital	$270,052,446
Total distributable loss	(7,378,846)
Total net assets	$262,673,600
Computation of net asset value and offering price per share
Net assets–Class A	$63,966,289
Shares outstanding–Class A1	7,322,552
Net asset value per share–Class A	$8.74
Maximum offering price per share – Class A2	$8.92
Net assets–Class C	$1,516,614
Shares outstanding–Class C1	173,942
Net asset value per share–Class C	$8.72
Net assets–Administrator Class	$4,510,520
Shares outstanding–Administrator Class[1]	516,201
Net asset value per share–Administrator Class	$8.74
Net assets–Institutional Class	$192,680,177
Shares outstanding–Institutional Class[1]	22,057,243
Net asset value per share–Institutional Class	$8.74
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 23

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$6,075,761
Income from affiliated securities	123,361
Total investment income	6,199,122
Expenses
Management fee	478,924
Administration fees
Class A	49,222
Class C	1,600
Administrator Class	2,218
Institutional Class	80,589
Shareholder servicing fees
Class A	81,600
Class C	2,667
Administrator Class	5,532
Distribution fee
Class C	8,000
Custody and accounting fees	14,714
Professional fees	54,443
Registration fees	30,136
Shareholder report expenses	17,354
Trustees’ fees and expenses	10,262
Other fees and expenses	41,690
Total expenses	878,951
Less: Fee waivers and/or expense reimbursements
Fund-level	(126,213)
Class A	(13,912)
Class C	(449)
Administrator Class	(2,963)
Net expenses	735,414
Net investment income	5,463,708
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	5,550
Futures contracts	187,584
Net realized gains on investments	193,134
Net change in unrealized gains (losses) on
Unaffiliated securities	3,494,024
Futures contracts	340,408
Net change in unrealized gains (losses) on investments	3,834,432
Net realized and unrealized gains (losses) on investments	4,027,566
Net increase in net assets resulting from operations	$9,491,274
The accompanying notes are an integral part of these financial statements.
24 | Allspring Adjustable Rate Government Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$5,463,708		$9,780,707
Net realized gains on investments		193,134		2,495,445
Net change in unrealized gains (losses) on investments		3,834,432		(2,320,527)
Net increase in net assets resulting from operations		9,491,274		9,955,625
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,895,316)		(3,321,383)
Class C		(55,200)		(103,512)
Administrator Class		(131,254)		(233,998)
Institutional Class		(6,063,256)		(12,473,766)
Total distributions to shareholders		(8,145,026)		(16,132,659)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	204,848	1,784,658	389,869	3,389,206
Class C	3,724	32,403	127,961	1,119,816
Administrator Class	2,255	19,557	27,630	243,694
Institutional Class	1,772,385	15,443,965	5,820,602	51,054,703
		17,280,583		55,807,419
Reinvestment of distributions
Class A	188,942	1,644,150	332,081	2,877,025
Class C	6,185	53,691	11,717	101,218
Administrator Class	14,843	129,224	26,577	230,333
Institutional Class	662,894	5,769,070	1,293,692	11,210,473
		7,596,135		14,419,049
Payment for shares redeemed
Class A	(977,964)	(8,521,862)	(2,139,575)	(18,612,509)
Class C	(117,780)	(1,022,040)	(210,246)	(1,830,767)
Administrator Class	(11,965)	(104,416)	(264,335)	(2,306,022)
Institutional Class	(4,419,974)	(38,524,694)	(23,140,378)	(201,979,605)
		(48,173,012)		(224,728,903)
Net decrease in net assets resulting from capital share transactions		(23,296,294)		(154,502,435)
Total decrease in net assets		(21,950,046)		(160,679,469)
Net assets
Beginning of period		284,623,646		445,303,115
End of period		$262,673,600		$284,623,646
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 25

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.69	$8.82	$8.96	$8.92	$8.98	$8.93
Net investment income	0.16 [1]	0.23 [1]	0.02	0.04	0.17	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.15	0.02	(0.09)	0.05	(0.06)	0.05
Total from investment operations	0.31	0.25	(0.07)	0.09	0.11	0.23
Distributions to shareholders from
Net investment income	(0.17)	(0.24)	(0.03)	(0.05)	(0.17)	(0.18)
Net realized gains	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.26)	(0.38)	(0.07)	(0.05)	(0.17)	(0.18)
Net asset value, end of period	$8.74	$8.69	$8.82	$8.96	$8.92	$8.98
Total return[3]	3.51%	2.95%	(0.81)%	0.99%	1.25%	2.64%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.82%	0.82%	0.88%	0.88%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.79%	2.68%	0.30%	0.49%	1.92%	2.04%
Supplemental data
Portfolio turnover rate	1%	12%	36%	53%	9%	5%
Net assets, end of period (000s omitted)	$63,966	$68,736	$82,283	$97,274	$111,538	$118,675

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Adjustable Rate Government Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.68	$8.81	$8.95	$8.91	$8.97	$8.93
Net investment income (loss)	0.13 [1]	0.16 [1]	0.00 [1,2]	(0.00)[1,3]	0.10 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	0.13	0.02	(0.10)	0.04	(0.06)	0.06
Total from investment operations	0.26	0.18	(0.10)	0.04	0.04	0.16
Distributions to shareholders from
Net investment income	(0.13)	(0.17)	(0.00)[2]	(0.00)[2]	(0.10)	(0.12)
Net realized gains	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.22)	(0.31)	(0.04)	(0.00)[2]	(0.10)	(0.12)
Net asset value, end of period	$8.72	$8.68	$8.81	$8.95	$8.91	$8.97
Total return[4]	3.01%	2.19%	(1.08)%	0.48%	0.50%	1.76%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.61%	1.57%	1.57%	1.63%	1.62%
Net expenses	1.49%	1.49%	1.02%*	1.27%*	1.49%	1.49%
Net investment income (loss)	3.03%	1.90%	0.04%	(0.02)%	1.17%	1.13%
Supplemental data
Portfolio turnover rate	1%	12%	36%	53%	9%	5%
Net assets, end of period (000s omitted)	$1,517	$2,445	$3,104	$3,304	$4,702	$6,594

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.47%
Year ended August 31, 2021	0.22%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.70	$8.83	$8.97	$8.92	$8.98	$8.93
Net investment income	0.17 [1]	0.24 [1]	0.04 [1]	0.06 [1]	0.18 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.13	0.02	(0.10)	0.05	(0.06)	0.06
Total from investment operations	0.30	0.26	(0.06)	0.11	0.12	0.25
Distributions to shareholders from
Net investment income	(0.17)	(0.25)	(0.04)	(0.06)	(0.18)	(0.20)
Net realized gains	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.26)	(0.39)	(0.08)	(0.06)	(0.18)	(0.20)
Net asset value, end of period	$8.74	$8.70	$8.83	$8.97	$8.92	$8.98
Total return[3]	3.46%	3.10%	(0.67)%	1.24%	1.40%	2.78%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.80%	0.76%	0.76%	0.81%	0.81%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.94%	2.76%	0.43%	0.64%	1.98%	2.12%
Supplemental data
Portfolio turnover rate	1%	12%	36%	53%	9%	5%
Net assets, end of period (000s omitted)	$4,511	$4,444	$6,367	$8,299	$8,076	$5,337

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Adjustable Rate Government Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.69	$8.82	$8.96	$8.92	$8.98	$8.93
Net investment income	0.18 [1]	0.25 [1]	0.05 [1]	0.07 [1]	0.19 [1]	0.22
Net realized and unrealized gains (losses) on investments	0.14	0.02	(0.10)	0.04	(0.06)	0.04
Total from investment operations	0.32	0.27	(0.05)	0.11	0.13	0.26
Distributions to shareholders from
Net investment income	(0.18)	(0.26)	(0.05)	(0.07)	(0.19)	(0.21)
Net realized gains	(0.09)	(0.14)	(0.04)	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.27)	(0.40)	(0.09)	(0.07)	(0.19)	(0.21)
Net asset value, end of period	$8.74	$8.69	$8.82	$8.96	$8.92	$8.98
Total return[3]	3.65%	3.24%	(0.53)%	1.27%	1.54%	2.93%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.53%	0.49%	0.49%	0.54%	0.54%
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.07%	2.88%	0.59%	0.74%	2.12%	2.27%
Supplemental data
Portfolio turnover rate	1%	12%	36%	53%	9%	5%
Net assets, end of period (000s omitted)	$192,680	$208,999	$353,549	$444,150	$288,045	$158,147

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Adjustable Rate Government Fund | 29

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
30 | Allspring Adjustable Rate Government Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $266,982,745 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$911,562
Gross unrealized losses	(8,392,035)
Net unrealized losses	$(7,480,473)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Adjustable Rate Government Fund | 31

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$231,452,536	$0	$231,452,536
Asset-backed securities	0	5,808,428	0	5,808,428
Corporate bonds and notes	0	1,747,970	0	1,747,970
Non-agency mortgage-backed securities	0	14,945,988	0	14,945,988
Short-term investments
Investment companies	5,604,942	0	0	5,604,942
Total assets	$5,604,942	$253,954,922	$0	$259,559,864
Liabilities
Futures contracts	$57,592	$0	$0	$57,592
Total liabilities	$57,592	$0	$0	$57,592
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
32 | Allspring Adjustable Rate Government Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Administrator Class	0.60
Institutional Class	0.46
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2024, Allspring Funds Distributor received $91 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments in U.S. government obligations, excluding short-term securities, for the six months ended February 29, 2024 were $3,565,521 and $1,982,279, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 29, 2024, the Fund entered into futures contracts for duration and curve management. The Fund had an average notional amount of $67,072,594 in short futures contracts during the six months ended February 29, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Adjustable Rate Government Fund | 33

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
34 | Allspring Adjustable Rate Government Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Adjustable Rate Government Fund | 35

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

36 | Allspring Adjustable Rate Government Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Adjustable Rate Government Fund | 37

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

38 | Allspring Adjustable Rate Government Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-ylfdacjd 04-24
SAR0356 02-24

Allspring Core Plus Bond Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Core Plus Bond Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Core Plus Bond Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Core Plus Bond Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Core Plus Bond Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Core Plus Bond Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA, Janet S. Rilling, CFA, CPA, Michael J. Schueller, CFA, Michal Stanczyk, Noah M. Wise, CFA

Average annual total returns (%) as of February 29, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (STYAX)	7-13-1998	-0.95	0.57	1.89	3.75	1.50	2.35	0.84	0.68
Class C (WFIPX)	7-13-1998	2.07	0.74	1.73	3.07	0.74	1.73	1.59	1.43
Class R6 (STYJX)[3]	10-31-2016	–	–	–	4.13	1.87	2.71	0.47	0.31
Administrator Class (WIPDX)	7-30-2010	–	–	–	3.88	1.60	2.46	0.79	0.61
Institutional Class (WIPIX)	7-18-2008	–	–	–	4.17	1.84	2.67	0.52	0.36
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	3.33	0.56	1.43	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.67% for Class A, 1.42% for Class C, 0.30% for Class R6, 0.60% for Administrator Class and 0.35% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as risk of greater volatility in value, credit risk (for example, risk of issuer default), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Core Plus Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
U.S. Treasury Notes, 4.25%, 1-31-2026	2.83
GNMA, 6.00%, 3-20-2054	2.38
FHLMC, 2.50%, 6-1-2051	1.60
FHLMC, 5.50%, 3-1-2053	1.31
U.S. Treasury Notes, 4.88%, 11-30-2025	1.22
U.S. Treasury Notes, 4.00%, 1-31-2029	1.04
U.S. Treasury Bonds, 4.38%, 8-15-2043	1.04
U.S. Treasury Notes, 3.75%, 12-31-2028	0.95
U.S. Treasury Bonds, 3.13%, 5-15-2048	0.91
FNMA, 3.50%, 6-1-2052	0.90

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 29, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Core Plus Bond Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,028.05	$3.38	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.37	0.67%
Class C
Actual	$1,000.00	$1,025.21	$7.15	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.12	1.42%
Class R6
Actual	$1,000.00	$1,030.81	$1.51	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51	0.30%
Administrator Class
Actual	$1,000.00	$1,029.11	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,030.57	$1.77	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76	0.35%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.86%
FHLMC	2.00%	10-1-2051	$44,308,964	$34,975,428
FHLMC	2.00	1-1-2052	11,494,499	9,064,008
FHLMC	2.50	8-1-2037	5,458,866	4,952,255
FHLMC	2.50	9-1-2050	9,976,614	8,213,579
FHLMC	2.50	6-1-2051	111,942,844	92,166,730
FHLMC	2.50	11-1-2051	10,128,532	8,423,122
FHLMC	2.50	12-1-2050	27,822,289	22,870,650
FHLMC	3.00	9-1-2034	292,209	272,541
FHLMC	3.00	6-1-2050	503,525	439,243
FHLMC	3.00	7-1-2050	1,569,391	1,369,044
FHLMC	3.00	8-1-2050	2,148,589	1,862,897
FHLMC	3.00	11-1-2050	27,320,964	23,492,233
FHLMC	3.00	3-1-2052	257,238	221,862
FHLMC	3.00	5-1-2052	20,433,830	17,498,695
FHLMC	3.00	6-1-2053	17,505,878	15,007,114
FHLMC	3.50	12-1-2045	933,836	847,390
FHLMC	3.50	5-1-2052	101,705	90,767
FHLMC	3.50	12-1-2052	8,310,075	7,396,068
FHLMC	4.00	6-1-2037	2,818,911	2,714,780
FHLMC	4.00	4-1-2038	5,305,506	5,109,124
FHLMC	4.00	6-1-2044	576,728	542,034
FHLMC	4.00	5-1-2049	953,481	885,660
FHLMC	4.00	8-1-2052	7,891,694	7,264,820
FHLMC	4.50	6-1-2053	15,846,768	15,003,933
FHLMC	5.00	6-1-2036	76,008	75,532
FHLMC	5.00	8-1-2040	80,713	80,164
FHLMC	5.00	7-1-2052	21,374,748	20,741,802
FHLMC	5.00	11-1-2052	18,058,597	17,529,154
FHLMC	5.00	5-1-2053	13,855,232	13,443,560
FHLMC	5.50	8-1-2038	20,058	20,394
FHLMC	5.50	12-1-2038	157,114	159,751
FHLMC	5.50	6-1-2040	266,418	269,520
FHLMC	5.50	11-1-2052	112,308	111,507
FHLMC	5.50	3-1-2053	75,970,826	75,295,378
FHLMC	8.00	2-1-2030	62	64
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	843,474	847,831
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.98	7-25-2043	25,676	23,739
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.88	10-25-2043	115,225	92,274
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	115,272	100,476
FHLMC (RFUCCT1Y+1.33%)±	5.62	1-1-2036	4,122	4,109
FNMA	2.00	5-1-2051	29,422,811	23,172,708
FNMA	2.00	8-1-2051	11,508,248	9,074,610
FNMA	2.00	10-1-2051	61,464,224	48,495,922
FNMA	2.00	12-1-2051	10,337,476	8,147,107
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.00%	1-1-2052	$53,358,500	$42,063,519
FNMA	2.00	2-1-2052	34,656,996	27,344,179
FNMA%%	2.00	3-13-2054	14,145,000	11,113,214
FNMA	2.50	5-1-2037	20,688,654	18,752,605
FNMA	2.50	12-1-2050	19,413,042	16,019,827
FNMA	2.50	7-1-2051	15,865,965	13,045,325
FNMA	2.50	10-1-2051	57,495,987	47,273,809
FNMA	2.50	12-1-2051	6,345,290	5,224,205
FNMA	2.50	1-1-2052	10,604,931	8,750,003
FNMA%%	2.50	3-13-2054	19,700,000	16,183,743
FNMA	3.00	11-1-2045	507,981	446,328
FNMA	3.00	12-1-2045	1,314,875	1,157,334
FNMA	3.00	12-1-2046	681,546	593,272
FNMA	3.00	8-1-2050	1,830,638	1,580,908
FNMA	3.00	10-1-2051	23,630,833	20,377,818
FNMA	3.00	11-1-2051	37,059,403	31,869,571
FNMA	3.00	1-1-2052	8,303,889	7,110,508
FNMA	3.00	2-1-2052	7,873,014	6,791,513
FNMA	3.48	3-1-2029	921,992	871,289
FNMA	3.50	12-1-2037	16,494,201	15,602,099
FNMA	3.50	10-1-2043	471,181	428,995
FNMA	3.50	4-1-2045	75,389	68,458
FNMA	3.50	8-1-2045	1,130,825	1,025,112
FNMA	3.50	3-1-2048	2,375,260	2,152,388
FNMA	3.50	5-1-2052	10,706,349	9,533,780
FNMA	3.50	6-1-2052	57,790,216	51,436,251
FNMA%%	3.50	4-11-2054	15,235,000	13,561,995
FNMA	3.50	2-1-2053	16,840,466	14,986,939
FNMA	3.62	3-1-2029	431,205	409,909
FNMA	3.77	3-1-2029	1,006,201	963,275
FNMA	4.00	8-1-2037	5,989,388	5,767,837
FNMA	4.00	9-1-2037	5,154,056	4,976,366
FNMA	4.00	1-1-2038	5,283,218	5,091,157
FNMA%%	4.00	3-18-2039	11,745,000	11,311,371
FNMA	4.00	2-1-2046	130,660	122,994
FNMA	4.00	4-1-2046	740,489	697,121
FNMA	4.00	6-1-2048	804,373	750,760
FNMA	4.00	2-1-2050	1,075,245	998,591
FNMA	4.00	10-1-2052	51,730,103	47,615,921
FNMA	4.00	6-1-2052	5,669,209	5,219,154
FNMA	4.50	11-1-2048	756,506	726,956
FNMA	4.50	6-1-2052	41,715,774	39,499,001
FNMA	4.50	9-1-2052	47,821,356	45,298,681
FNMA	4.50	11-1-2052	7,833,619	7,417,346
FNMA	4.50	4-1-2053	9,404,147	8,908,088
FNMA%%	4.50	3-13-2054	10,285,000	9,735,036
FNMA	4.50	7-1-2052	273,847	259,295
FNMA	5.00	2-1-2036	8,929	8,860
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	5.00%	6-1-2040	$25,307	$25,111
FNMA	5.00	8-1-2040	550,304	542,279
FNMA	5.00	3-1-2053	7,795,964	7,580,743
FNMA	5.50	8-1-2034	33,503	34,016
FNMA	5.50	2-1-2035	9,781	9,931
FNMA	5.50	8-1-2038	218,004	220,540
FNMA	5.50	2-1-2053	43,945,869	43,564,393
FNMA	5.50	6-1-2053	13,421,225	13,286,333
FNMA%%	5.50	3-13-2054	22,060,000	21,821,152
FNMA	6.00	10-1-2037	209,100	215,670
FNMA	6.00	11-1-2037	10,642	10,976
FNMA	6.50	7-1-2036	9,926	10,335
FNMA	6.50	11-1-2036	1,716	1,766
FNMA	7.00	7-1-2036	4,751	4,878
FNMA	7.00	11-1-2037	2,668	2,695
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.01	11-1-2038	9,922	10,206
FNMA (1 Year Treasury Constant Maturity+2.28%)±	5.98	8-1-2036	204,912	210,404
FNMA (RFUCCT1Y+1.61%)±	7.11	5-1-2046	139,608	142,990
FNMA (RFUCCT1Y+1.61%)±	7.17	3-1-2046	205,184	209,852
FNMA (RFUCCT1Y+1.73%)±	5.98	9-1-2036	5,546	5,556
FNMA (RFUCCT1Y+1.78%)±	6.03	8-1-2036	16,141	16,601
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,413	3,532
FNMA Series 2003-W14 Class 2A±±	4.57	1-25-2043	99,423	94,651
FNMA Series 2003-W8 Class 4A±±	4.47	11-25-2042	59,860	57,460
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	605,942	601,396
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	201,848	208,467
FNMA Series 2005-W4 Class 3A±±	4.22	6-25-2045	27,211	26,326
GNMA	2.00	3-20-2052	34,057,283	27,725,534
GNMA	2.50	12-20-2051	12,749,601	10,795,544
GNMA	2.50	3-20-2052	15,175,948	12,845,933
GNMA	2.50	4-20-2052	20,621,382	17,455,297
GNMA	2.50	8-20-2051	43,743,689	37,039,711
GNMA	2.50	9-20-2051	19,026,603	16,110,603
GNMA	3.00	11-20-2045	1,048,624	935,278
GNMA	3.00	4-20-2051	4,804,611	4,225,817
GNMA%%	3.00	3-20-2054	5,955,000	5,220,291
GNMA	3.00	4-20-2052	11,308,204	9,915,130
GNMA	3.00	5-20-2052	55,614,108	48,762,927
GNMA	3.50	9-20-2047	588,172	538,500
GNMA	3.50	12-20-2047	1,266,916	1,159,626
GNMA	3.50	8-20-2052	13,469,202	12,183,349
GNMA	3.50	5-20-2052	5,556,803	5,026,329
GNMA	3.50	9-20-2052	20,580,749	18,615,947
GNMA	4.00	12-20-2047	688,801	649,403
GNMA	4.00	11-20-2052	13,420,134	12,490,746
GNMA	4.50	8-20-2049	231,079	222,401
GNMA	4.50	7-20-2052	11,329,217	10,832,154
GNMA	4.50	9-20-2052	7,429,462	7,100,435
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	4.50%	3-20-2053	$18,414,321	$17,594,382
GNMA	5.00	7-20-2040	185,746	186,162
GNMA	5.00	9-20-2052	8,972,772	8,772,737
GNMA	5.00	6-20-2053	16,031,989	15,662,088
GNMA%%	5.00	3-20-2054	8,500,000	8,301,982
GNMA	5.00	4-20-2053	5,341,137	5,218,334
GNMA	5.50	12-20-2052	15,789,852	15,703,872
GNMA	5.50	4-20-2053	17,827,266	17,714,929
GNMA%%	5.50	3-20-2054	23,830,000	23,670,823
GNMA%%	6.00	3-20-2054	136,065,000	136,728,458
GNMA%%	6.50	3-20-2054	15,865,000	16,080,165
GNMA	7.50	12-15-2029	220	221
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	279,273	3,522
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	19,410,000	14,603,246
TVA Principal STRIPS¤	0.00	4-1-2056	37,270,000	6,906,904
Total agency securities (Cost $1,764,192,640)				1,715,429,324
Asset-backed securities: 9.68%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	22,926,215	23,398,066
ACM Auto Trust Series 2023-1A Class A144A	6.61	1-22-2030	239,289	239,425
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	10,966,000	9,910,414
Apidos CLO XXXI Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.68	4-15-2031	3,000,000	2,982,996
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	8,700,000	8,323,206
Bain Capital Credit CLO Ltd. Series 2020-2A Class BR (U.S. SOFR 3 Month+1.96%)144A±	7.27	7-19-2034	1,425,000	1,424,254
Bastion Funding I LLC Series 2023-1A Class A2144A‡	7.12	4-25-2038	10,686,034	10,740,639
BDS Ltd. Series 2021-FL9 Class B (U.S. SOFR 1 Month+1.81%)144A±	7.13	11-16-2038	5,475,000	5,282,170
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	5,896,632
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	3,239,590	3,243,600
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,167,956
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,361,485
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	18,878,737	17,790,967
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.58	8-19-2038	4,770,987	4,699,183
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	3,880,000	3,506,321
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	8.93	4-20-2034	1,500,000	1,493,088
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	5,750,000	5,419,584
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,400,000	1,258,132
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	324,239
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	787,879	771,698
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	11,350,000	10,629,331
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47%	10-25-2045	$12,057,500	$11,804,309
Driven Brands Funding, LLC Series 2021-1A Class A2144A	2.79	10-20-2051	2,834,750	2,458,871
Dryden 72 CLO Ltd. Series 2019-72A Class CR (U.S. SOFR 3 Month+2.11%)144A±	7.42	5-15-2032	3,550,000	3,492,294
Dryden XXVIII Senior Loan Fund Series 2013-28A Class A2LR (U.S. SOFR 3 Month+1.91%)144A±	7.22	8-15-2030	4,000,000	4,001,974
DT Auto Owner Trust Series 2021-1A Class C144A	0.84	10-15-2026	1,473,082	1,461,543
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	6.44	1-27-2070	2,598,899	2,584,436
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.24	10-25-2056	390,416	386,986
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,224,890
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	13,087,423	13,138,183
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	9,089,536	9,228,428
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	1-25-2042	4,876,842	4,965,601
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,358,077	1,239,329
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,134,539
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	7,848,507
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	5,365,000	5,562,949
Flagship Credit Auto Trust Series 2022-2 Class B144A	4.76	5-17-2027	5,999,000	5,926,555
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	5,490,000	4,963,188
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	9,490,419	9,538,880
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	6,890,597	6,791,973
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.24	11-16-2036	3,000,000	2,919,918
GLS Auto Receivables Issuer Trust Series 2021-4A Class B144A	1.53	4-15-2026	616,290	612,847
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A♦%%	6.89	1-25-2034	7,525,000	7,525,000
Gracie Point International Funding Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.96	9-1-2026	7,076,000	7,100,225
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	10,780,000	10,469,724
Hertz Vehicle Financing LLC Series 2022-1A Class B144A	2.19	6-25-2026	2,450,000	2,347,149
Hertz Vehicle Financing LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,711,684
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,363,130
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	8.03	10-20-2034	4,400,000	4,404,766
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	9,948,674	9,915,475
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	1,884,357
Mercury Financial Credit Card Master Trust Series 2023-1A Class A144A	8.04	9-20-2027	7,000,000	7,070,498
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.67	2-19-2037	6,500,000	6,426,875
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.52	2-19-2037	8,750,000	8,052,635
MF1 Multifamily Housing Mortgage Loan Trust Series 2021- FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.28	7-15-2036	2,256,203	2,244,922
MNR ABS Issuer I LLC‡	8.12	12-15-2038	9,124,036	9,204,328
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58%	4-30-2051	$7,780,000	$6,895,225
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,393,250	4,817,148
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,922,948	4,315,442
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	105,838	104,464
Octane Receivables Trust Series 2021-1A Class B144A	1.53	4-20-2027	3,000,000	2,890,570
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	3,039,750	3,024,869
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	2,147,770	2,147,877
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,039,123
OnDeck Asset Securitization Trust LLC Series 2021-1A Class A144A	1.59	5-17-2027	12,640,000	12,504,203
OnDeck Asset Securitization Trust LLC Series 2021-1A Class B144A	2.28	5-17-2027	4,000,000	3,960,051
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,035,000	8,976,321
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	3,336,899	3,250,239
Pagaya AI Debt Selection Trust Series 2023-1 Class A144A	7.56	7-15-2030	4,868,156	4,887,426
Pagaya AI Debt Selection Trust Series 2023-5 Class B144A	7.63	4-15-2031	1,799,985	1,813,091
Pagaya AI Debt Selection Trust Series 2023-6 Class B144A	7.46	6-16-2031	8,692,771	8,763,803
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	9.03	7-15-2034	8,500,000	8,159,984
Pawnee Equipment Receivables LLC Series 2021-1 Class A2144A	1.10	7-15-2027	507,016	497,470
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	6,000,000	6,202,537
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	16,777,624	17,014,665
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	7,345,000	6,901,808
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	4,814,348	4,897,708
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class A144A±±	6.72	11-25-2053	5,800,906	5,930,091
Santander Drive Auto Receivables Trust Series 2020-2 Class D	2.22	9-15-2026	634,119	629,481
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	4,987,047	4,646,505
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	5,521,274
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,768,141	2,350,185
Sesac Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,350,000	2,351,685
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	3,529,804	3,490,859
Sound Point CLO Ltd. Series 2013-2RA Class A1 (U.S. SOFR 3 Month+1.21%)144A±	6.53	4-15-2029	228,743	228,446
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.13	4-15-2030	10,340,000	10,345,437
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	2,027,459	1,876,243
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.67	11-15-2038	1,100,000	1,079,602
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
STORE Master Funding LLC Series 2023-1A Class A1144A	6.19%	6-20-2053	$6,973,750	$6,925,568
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	403,022
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	20,000,000	19,321,647
Towd Point Asset Trust Series 2018-SL1 Class A (U.S. SOFR 1 Month+0.71%)144A±	6.04	1-25-2046	59,953	59,918
Towd Point HE Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	9,956,206	10,021,506
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,779,522
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR+1.65%)144A±	6.97	2-15-2039	1,260,000	1,244,250
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	7,340,000	6,848,724
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	7.18	1-15-2031	250,000	249,212
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	536,250	449,163
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	7,818,619	7,440,124
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	3,584,415	3,239,489
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	8.23	7-15-2029	7,450,000	7,453,990
Zais CLO Ltd. Series 2020-14A Class A1AR (U.S. SOFR 3 Month+1.46%)144A±	6.78	4-15-2032	1,218,499	1,220,615
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,797,000	4,213,921
Total asset-backed securities (Cost $564,586,205)				556,254,857

	Shares
Common stocks: 0.01%
Consumer discretionary: 0.01%
Hotels, restaurants & leisure: 0.01%
Royal Caribbean Cruises Ltd.†	3,642	449,241
Total common stocks (Cost $527,970)		449,241

			Principal
Corporate bonds and notes: 20.97%
Basic materials: 0.22%
Chemicals: 0.14%
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	$8,330,000	5,482,015
Westlake Corp.	1.63	7-17-2029	2,750,000	2,615,386
				8,097,401
Mining: 0.08%
Glencore Funding LLC144A	3.38	9-23-2051	6,500,000	4,460,413
Communications: 1.55%
Advertising: 0.03%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	1,900,000	1,827,857
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 0.30%
Booking Holdings, Inc.	4.75%	11-15-2034	$6,000,000	$7,009,248
MercadoLibre, Inc.	3.13	1-14-2031	12,050,000	10,089,634
				17,098,882
Media: 0.77%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	10,950,000	8,186,854
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	9,860,000	5,727,063
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	5,910,000	3,715,610
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	6,000,000	3,857,042
CSC Holdings LLC144A	11.25	5-15-2028	6,000,000	6,190,620
Sirius XM Radio, Inc.144A	5.50	7-1-2029	10,920,000	10,326,553
Time Warner Cable LLC	5.50	9-1-2041	7,605,000	6,269,476
				44,273,218
Telecommunications: 0.45%
AT&T, Inc.	3.55	9-15-2055	10,330,000	7,037,088
AT&T, Inc.	5.40	2-15-2034	8,000,000	8,010,567
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	1,228,125	1,219,833
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	9,265,000	9,236,889
				25,504,377
Consumer, cyclical: 2.96%
Airlines: 0.35%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	10-15-2025	3,897,581	3,751,126
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	4,958,780	4,608,122
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,945,437	2,622,011
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	6,387,500	6,389,058
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	2,900,000	2,939,753
				20,310,070
Apparel: 0.55%
Michael Kors USA, Inc.144A	4.25	11-1-2024	9,164,000	8,992,175
Tapestry, Inc.	7.85	11-27-2033	13,179,000	14,256,330
VF Corp.	2.95	4-23-2030	10,000,000	8,242,642
				31,491,147
Auto manufacturers: 1.19%
Daimler Truck Finance North America LLC144A	5.13	1-19-2028	22,555,000	22,531,346
Ford Motor Co.	3.25	2-12-2032	11,585,000	9,500,360
Ford Motor Credit Co. LLC	4.00	11-13-2030	8,000,000	7,073,222
General Motors Financial Co., Inc.	5.85	4-6-2030	7,520,000	7,619,302
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Hyundai Capital America144A	1.30%	1-8-2026	$4,205,000	$3,897,268
Hyundai Capital America144A	5.30	1-8-2029	7,705,000	7,686,834
Hyundai Capital America144A	5.65	6-26-2026	2,085,000	2,091,452
Nissan Motor Acceptance Co. LLC144A	2.45	9-15-2028	9,000,000	7,699,322
				68,099,106
Entertainment: 0.25%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	653,870
Warnermedia Holdings, Inc.	4.28	3-15-2032	10,980,000	9,686,414
Warnermedia Holdings, Inc.	5.14	3-15-2052	5,135,000	4,172,678
				14,512,962
Home builders: 0.16%
KB Home	4.00	6-15-2031	4,875,000	4,232,676
KB Home	4.80	11-15-2029	2,000,000	1,875,000
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	3,360,000	3,171,344
				9,279,020
Lodging: 0.06%
Genting New York LLC/GENNY Capital, Inc.144A	3.30	2-15-2026	3,920,000	3,657,151
Retail: 0.28%
Advance Auto Parts, Inc.	5.90	3-9-2026	6,100,000	6,087,469
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	6,750,000	6,328,125
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	4,145,000	3,885,129
				16,300,723
Toys/games/hobbies: 0.12%
Mattel, Inc.144A	5.88	12-15-2027	6,555,000	6,559,163
Consumer, non-cyclical: 2.04%
Agriculture: 0.51%
Altria Group, Inc.	1.70	6-15-2025	2,000,000	2,100,642
BAT Capital Corp.	4.76	9-6-2049	3,260,000	2,522,065
Philip Morris International, Inc.	5.25	2-13-2034	14,250,000	13,922,240
Philip Morris International, Inc.	5.50	9-7-2030	10,000,000	10,093,296
Reynolds American, Inc.	7.00	8-4-2041	450,000	461,495
				29,099,738
Biotechnology: 0.03%
Amgen, Inc.	5.75	3-2-2063	1,485,000	1,485,138
Commercial services: 0.77%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,750,000	1,448,965
Equifax, Inc.	5.10	12-15-2027	13,252,000	13,208,080
Global Payments, Inc.	5.95	8-15-2052	12,420,000	12,202,408
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	3,500,000	1,527,492
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 17

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Sabre Global, Inc.144A	11.25%	12-15-2027	$10,625,000	$9,987,500
Upbound Group, Inc.144A	6.38	2-15-2029	6,200,000	5,934,144
				44,308,589
Food: 0.11%
Smithfield Foods, Inc.144A	2.63	9-13-2031	8,000,000	6,116,477
Healthcare-products: 0.27%
Danaher Corp.	2.50	3-30-2030	15,000,000	15,416,891
Healthcare-services: 0.19%
UnitedHealth Group, Inc.	5.20	4-15-2063	9,360,000	8,925,858
UnitedHealth Group, Inc.	6.05	2-15-2063	2,125,000	2,301,314
				11,227,172
Pharmaceuticals: 0.16%
Bristol-Myers Squibb Co.	5.65	2-22-2064	9,175,000	9,258,969
Energy: 0.55%
Oil & gas: 0.15%
Apache Corp.	5.25	2-1-2042	8,550,000	7,045,200
Devon Energy Corp.	5.25	10-15-2027	1,587,000	1,583,539
				8,628,739
Pipelines: 0.40%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	6,900,000	7,169,100
Harvest Midstream I LP144A	7.50	9-1-2028	2,275,000	2,293,377
Rockies Express Pipeline LLC144A	4.95	7-15-2029	1,975,000	1,846,889
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	984,687
Venture Global LNG, Inc.144A	9.50	2-1-2029	10,000,000	10,662,134
				22,956,187
Financial: 9.98%
Banks: 3.51%
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	14,400,000	12,094,646
Bank of America Corp. (U.S. SOFR+1.83%)±	4.57	4-27-2033	17,475,000	16,428,807
Bank of America Corp. (U.S. SOFR 3 Month+0.90%)±	2.02	2-13-2026	5,000,000	4,830,522
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,000,000	5,763,290
Bank of America Corp. Series AA (U.S. SOFR 3 Month+4.16%)ʊ±	6.10	3-17-2025	2,590,000	2,588,246
Bank of America Corp. Series N (U.S. SOFR+1.22%)±	2.65	3-11-2032	7,655,000	6,406,371
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	5,500,000	5,078,283
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	5,535,000	4,504,295
HSBC USA, Inc.	5.63	3-17-2025	3,585,000	3,589,355
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	7,000,000	6,166,950
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,000,000	5,012,751
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	4,040,000	3,914,100
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35%	6-1-2034	$9,060,000	$9,019,862
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	3,165,000	2,916,701
JPMorgan Chase & Co. Series KK (5 Year Treasury Constant Maturity+2.85%)ʊ±	3.65	6-1-2026	4,000,000	3,719,634
JPMorgan Chase & Co. Series Q (U.S. SOFR 3 Month+3.51%)ʊ±	8.82	5-1-2024	6,625,000	6,660,113
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	6,850,000	5,608,993
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	7,120,000	5,580,698
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,000,000	7,954,245
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	8,930,000	8,871,488
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	7,365,000	7,687,957
Morgan Stanley (U.S. SOFR+1.88%)±	5.42	7-21-2034	1,980,000	1,968,243
National Securities Clearing Corp.144A	5.00	5-30-2028	5,000,000	5,035,941
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	22,500,000	24,041,379
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	9,785,000	9,730,045
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	12,435,000	12,556,354
Wells Fargo & Co. (U.S. SOFR+1.32%)±	3.91	4-25-2026	5,700,000	5,588,974
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	9,600,000	8,239,832
				201,558,075
Diversified financial services: 1.48%
Aircastle Ltd.144A	5.95	2-15-2029	20,015,000	19,772,123
Blackstone Holdings Finance Co. LLC144A	5.00	6-15-2044	1,015,000	916,663
Blackstone Holdings Finance Co. LLC144A	6.20	4-22-2033	14,485,000	15,132,837
Charles Schwab Corp. Series I (5 Year Treasury Constant Maturity+3.17%)ʊ±	4.00	6-1-2026	4,000,000	3,684,250
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	6,299,672
Enact Holdings, Inc.144A	6.50	8-15-2025	3,600,000	3,600,144
Private Export Funding Corp.144A	0.55	7-30-2024	29,766,000	29,177,620
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2026	5,630,000	4,874,931
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	835,053
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	855,721
				85,149,014
Insurance: 1.94%
Arthur J Gallagher & Co.	5.75	7-15-2054	4,500,000	4,457,159
Arthur J Gallagher & Co.	6.75	2-15-2054	9,010,000	10,156,762
Athene Global Funding	0.37	9-10-2026	5,600,000	5,533,780
Athene Global Funding144A	1.99	8-19-2028	2,860,000	2,452,110
Athene Global Funding144A	2.55	11-19-2030	3,000,000	2,456,560
Cincinnati Financial Corp.	6.13	11-1-2034	3,725,000	3,886,351
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	1,045,000	860,422
Hill City Funding Trust144A	4.05	8-15-2041	6,955,000	5,001,157
Lincoln National Corp.	4.35	3-1-2048	4,495,000	3,483,860
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 19

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85%	9-15-2025	$7,000,000	$6,689,569
Metropolitan Life Global Funding I144A	5.15	3-28-2033	13,000,000	12,858,737
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	1,668,000	1,450,924
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	1,500,000	1,049,276
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	570,000	394,377
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	9,010,000	8,032,955
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	3,600,000	3,365,416
Reinsurance Group of America, Inc.	6.00	9-15-2033	7,444,000	7,643,773
RGA Global Funding144A	6.00	11-21-2028	21,325,000	21,767,081
Sammons Financial Group, Inc.144A	4.75	4-8-2032	2,015,000	1,748,724
Security Benefit Global Funding144A	1.25	5-17-2024	3,000,000	2,967,993
Transatlantic Holdings, Inc.	8.00	11-30-2039	4,329,000	5,502,038
				111,759,024
Investment Companies: 0.03%
Ares Capital Corp.	2.88	6-15-2028	1,980,000	1,734,080
Private equity: 0.06%
KKR Group Finance Co. III LLC144A	5.13	6-1-2044	2,390,000	2,176,723
KKR Group Finance Co. VIII LLC144A	3.50	8-25-2050	1,910,000	1,308,162
				3,484,885
Real estate: 0.16%
CBRE Services, Inc.	5.50	4-1-2029	9,190,000	9,196,583
REITS: 2.80%
Alexandria Real Estate Equities, Inc.	5.25	5-15-2036	10,000,000	9,599,531
Brandywine Operating Partnership LP	7.80	3-15-2028	7,370,000	7,300,541
EPR Properties	3.60	11-15-2031	10,220,000	8,343,248
EPR Properties	3.75	8-15-2029	4,643,000	4,052,531
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	5,000,000	4,147,940
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2030	3,655,000	3,289,338
GLP Capital LP/GLP Financing II, Inc.	6.75	12-1-2033	6,485,000	6,729,257
Invitation Homes Operating Partnership LP	5.45	8-15-2030	10,665,000	10,617,512
Iron Mountain, Inc.144A	4.50	2-15-2031	7,000,000	6,194,546
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	1,820,000	1,792,912
Omega Healthcare Investors, Inc.	3.38	2-1-2031	2,930,000	2,466,841
Omega Healthcare Investors, Inc.	3.63	10-1-2029	9,400,000	8,255,532
Omega Healthcare Investors, Inc.	4.75	1-15-2028	4,288,000	4,113,612
Piedmont Operating Partnership LP	2.75	4-1-2032	4,250,000	3,007,357
Piedmont Operating Partnership LP	9.25	7-20-2028	6,095,000	6,439,280
Realty Income Corp.	5.13	2-15-2034	15,900,000	15,383,350
Realty Income Corp.	5.13	7-6-2034	7,700,000	8,925,263
Sabra Health Care LP	5.13	8-15-2026	17,040,000	16,731,091
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	5,921,970
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Service Properties Trust	4.75%	10-1-2026	$2,000,000	$1,850,157
Service Properties Trust144A	8.63	11-15-2031	3,000,000	3,168,336
Tanger Properties LP	2.75	9-1-2031	13,614,000	10,984,189
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	9,604,000	9,470,831
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	2,610,000	1,829,006
				160,614,171
Industrial: 0.50%
Aerospace/defense: 0.21%
RTX Corp.	6.00	3-15-2031	11,600,000	12,081,058
Building materials: 0.09%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	5,131,250
Packaging & containers: 0.13%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.	2.13	8-15-2026	1,750,000	1,704,459
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	6,000,000	5,711,122
				7,415,581
Trucking & leasing: 0.07%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.20	6-15-2030	4,000,000	4,143,220
Technology: 1.06%
Computers: 0.28%
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,263,000	2,979,387
Kyndryl Holdings, Inc.	6.35	2-20-2034	13,265,000	13,389,064
				16,368,451
Semiconductors: 0.35%
Entegris, Inc.144A	4.75	4-15-2029	11,000,000	10,372,207
Intel Corp.	5.70	2-10-2053	9,550,000	9,680,725
				20,052,932
Software: 0.43%
Oracle Corp.	2.30	3-25-2028	13,930,000	12,483,461
Oracle Corp.	3.95	3-25-2051	16,180,000	12,069,507
				24,552,968
Utilities: 2.11%
Electric: 1.92%
Basin Electric Power Cooperative144A	4.75	4-26-2047	2,315,000	1,979,564
CenterPoint Energy, Inc. (U.S. SOFR+0.65%)±	5.99	5-13-2024	1,240,000	1,240,196
Constellation Energy Generation LLC	6.50	10-1-2053	4,310,000	4,730,226
Duke Energy Corp.	3.10	6-15-2028	2,600,000	2,734,544
Duke Energy Corp.	3.85	6-15-2034	4,400,000	4,604,340
Duke Energy Indiana LLC	5.40	4-1-2053	5,000,000	4,822,315
Enel Finance America LLC144A	2.88	7-12-2041	11,439,000	7,620,245
Entergy Louisiana LLC	4.75	9-15-2052	9,575,000	8,361,302
Eversource Energy	5.50	1-1-2034	13,735,000	13,594,488
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 21

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
National Rural Utilities Cooperative Finance Corp.	5.80%	1-15-2033		$13,015,000	$13,460,826
NextEra Energy Capital Holdings, Inc.	5.25	2-28-2053		9,375,000	8,737,914
Oglethorpe Power Corp.	5.05	10-1-2048		1,060,000	935,707
Oklahoma Gas & Electric Co.	5.60	4-1-2053		5,465,000	5,504,495
Southern California Edison Co.	3.65	2-1-2050		1,600,000	1,171,083
Southern California Edison Co.%%	5.75	4-15-2054		8,880,000	8,844,205
Vistra Operations Co. LLC144A	3.70	1-30-2027		7,475,000	7,070,287
Vistra Operations Co. LLC144A	6.95	10-15-2033		14,345,000	14,945,984
					110,357,721
Gas: 0.19%
Southern California Gas Co.	5.75	6-1-2053		10,765,000	10,883,609
Total corporate bonds and notes (Cost $1,219,351,092)					1,204,452,012
Foreign corporate bonds and notes: 4.35%
Communications: 0.59%
Media: 0.07%
Tele Columbus AG144A	3.88	5-2-2025	EUR	2,320,000	1,529,547
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	2,500,000	2,306,918
					3,836,465
Telecommunications: 0.52%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,110,000	6,789,691
Eutelsat SA	1.50	10-13-2028	EUR	4,600,000	3,193,279
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	5,037,900
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	1,800,000	1,822,573
Tele2 AB	0.75	3-23-2031	EUR	5,400,000	4,933,637
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,402,172
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	6,000,000	6,583,677
					29,762,929
Consumer, cyclical: 0.68%
Auto manufacturers: 0.09%
Stellantis NV	2.00	3-20-2025	EUR	1,800,000	1,906,667
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	3,530,000	3,519,581
					5,426,248
Auto parts & equipment: 0.05%
Forvia SE	7.25	6-15-2026	EUR	2,262,000	2,575,759
Distribution/wholesale: 0.07%
Azelis Finance NV144A	5.75	3-15-2028	EUR	3,500,000	3,892,802
Entertainment: 0.47%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	4,640,000	4,866,970
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	2,000,000	2,280,297
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Entertainment(continued)
Banijay Entertainment SASU144A	7.00%	5-1-2029	EUR	4,640,000	$5,240,580
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	6,885,000	8,018,006
International Game Technology PLC144A	3.50	6-15-2026	EUR	1,500,000	1,601,035
Universal Music Group NV	4.00	6-13-2031	EUR	4,800,000	5,250,247
					27,257,135
Consumer, non-cyclical: 0.70%
Agriculture: 0.09%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	5,118,886
Beverages: 0.07%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	4,000,000	4,026,627
Commercial services: 0.28%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	7,000,000	7,587,900
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	6,000,000	6,692,933
Verisure Holding AB144A	9.25	10-15-2027	EUR	1,525,000	1,759,065
					16,039,898
Food: 0.02%
Sigma Holdco BV144A	5.75	5-15-2026	EUR	1,500,000	1,528,791
Pharmaceuticals: 0.24%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	4,000,000	3,780,161
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	9,600,000	9,934,842
					13,715,003
Diversified: 0.05%
Holding companies-divers: 0.05%
Stena International SA	7.25	2-15-2028	EUR	2,600,000	2,963,228
Energy: 0.26%
Oil & gas: 0.26%
Aker BP ASA	1.13	5-12-2029	EUR	4,000,000	3,760,551
BP Capital Markets PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.52%)ʊ±	3.25	3-22-2026	EUR	6,200,000	6,464,386
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	4,500,000	4,532,873
					14,757,810
Financial: 1.10%
Banks: 1.10%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	3,300,000	3,303,599
Banco BPM SpA	0.88	7-15-2026	EUR	4,500,000	4,532,542
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	5,100,000	5,754,807
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 23

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
BPER Banca (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.08%)±	3.63%	11-30-2030	EUR	4,640,000	$4,932,264
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	2,800,000	3,164,622
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,289,298
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	7,000,000	7,744,375
Intesa Sanpaolo SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+7.19%)ʊ±	7.75	1-11-2027	EUR	4,000,000	4,436,682
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	6,612,535
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	6,000,000	6,302,211
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	5,559,092
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	5,757,164
					63,389,191
Government securities: 0.06%
Multi-national: 0.06%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	4,000,000	3,242,269
Industrial: 0.29%
Engineering & construction: 0.12%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	3,800,000	3,497,233
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	3,800,000	3,614,744
					7,111,977
Packaging & containers: 0.17%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	5,500,000	5,473,958
OI European Group BV	6.25	5-15-2028	EUR	3,750,000	4,205,058
					9,679,016
Utilities: 0.62%
Electric: 0.39%
Enel Finance International NV	0.50	6-17-2030	EUR	4,000,000	3,578,847
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	4,640,000	5,193,771
RWE AG	2.75	5-24-2030	EUR	8,330,000	8,532,290
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	5,051,243
					22,356,151
Gas: 0.13%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	4,900,000	4,703,368
Snam SpA	0.63	6-30-2031	EUR	3,200,000	2,794,453
					7,497,821
Water: 0.10%
Thames Water Utilities Finance PLC	4.00	4-18-2027	EUR	5,400,000	5,538,455
Total foreign corporate bonds and notes (Cost $251,735,328)					249,716,461
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds: 3.52%
Australia: 0.54%
Australia	2.75%	11-21-2028	AUD	32,175,000	$20,009,007
Australia	3.00	11-21-2033	AUD	18,600,000	10,991,959
					31,000,966
Brazil: 0.90%
Brazil¤	0.00	7-1-2024	BRL	60,000,000	11,676,989
Brazil¤	0.00	10-1-2025	BRL	80,000,000	13,844,375
Brazil	10.00	1-1-2025	BRL	8,600,000	1,726,374
Brazil	10.00	1-1-2027	BRL	28,600,000	5,741,271
Brazil	10.00	1-1-2029	BRL	96,000,000	19,006,353
					51,995,362
France: 0.44%
France	0.75	2-25-2028	EUR	25,350,000	25,358,959
Malaysia: 0.19%
Malaysia	3.88	3-14-2025	MYR	50,575,000	10,714,125
Spain: 0.80%
Spain¤	0.00	1-31-2028	EUR	47,905,000	46,210,330
United Kingdom: 0.65%
U.K. Gilts	3.25	1-31-2033	GBP	31,435,000	37,282,103
Total foreign government bonds (Cost $205,404,720)					202,561,845

	Shares
Investment companies: 0.36%
Exchange-traded funds: 0.36%
SPDR Portfolio High Yield Bond ETF	881,445	20,564,112
Total investment companies (Cost $19,999,987)		20,564,112

			Principal
Loans: 0.42%
Communications: 0.03%
Media: 0.03%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44	8-2-2027	$1,554,181	1,551,943
Consumer, cyclical: 0.05%
Airlines: 0.05%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.33	4-20-2028	1,345,550	1,370,779
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.77	6-21-2027	1,732,500	1,782,708
				3,153,487
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 25

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.10%
Commercial services: 0.10%
Geo Group, Inc. (U.S. SOFR 1 Month+6.88%)±	12.20%	3-23-2027	$3,540,105	$3,620,855
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.85	9-1-2028	1,959,900	1,893,204
				5,514,059
Financial: 0.23%
Insurance: 0.23%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	13,100,000	13,014,457
Industrial: 0.01%
Building materials: 0.01%
Standard Industries, Inc. (U.S. SOFR 1 Month+2.25%)±	7.68	9-22-2028	862,147	861,501
Total loans (Cost $23,897,262)				24,095,447
Municipal obligations: 0.10%
Illinois: 0.07%
GO revenue: 0.03%
Will County Community High School District No. 210 Lincoln- Way CAB (AGM Insured)¤	0.00	1-1-2025	1,820,000	1,764,161
Housing revenue: 0.03%
Metropolitan Pier & Exposition Authority (AGM Insured)¤	0.00	6-15-2026	1,975,000	1,827,288
Tax revenue: 0.01%
Metropolitan Pier & Exposition Authority Series B CAB¤	0.00	12-15-2051	765,000	189,364
				3,780,813
Pennsylvania: 0.03%
Housing revenue: 0.03%
Commonwealth Financing Authority Pennsylvania Department of Education Series A	4.14	6-1-2038	1,995,000	1,832,294
Total municipal obligations (Cost $5,629,392)				5,613,107
Non-agency mortgage-backed securities: 4.96%
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.50	4-25-2045	706,090	619,740
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	780,184	722,831
Bank Series 2022-BNK44 Class A5±±	5.75	11-15-2055	1,085,000	1,131,987
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	12,702,993
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.44	5-15-2055	21,565,000	19,973,706
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	7,705,000	7,678,363
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	482,178	467,214
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	8.01	11-15-2028	13,250,000	13,292,477
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,397,799
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.33	10-15-2036	3,680,000	3,631,700
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33%	10-15-2036	$9,836,000	$9,596,247
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	911,496
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.94	2-15-2041	10,995,000	10,981,216
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	283,451	277,657
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	963,984
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	5,747,812	5,214,920
CHNGE Mortgage Trust Series 2023-3 Class A1144A	7.10	7-25-2058	2,036,284	2,036,892
CHNGE Mortgage Trust Series 2023-4 Class A1144A	7.57	9-25-2058	6,876,349	6,931,189
COLT Mortgage Loan Trust Series 2022-7 Class A1144A	5.16	4-25-2067	5,553,859	5,443,744
COMM Mortgage Trust Series 2015-3BP Class A144A	3.18	2-10-2035	7,295,000	6,912,447
CRSO Trust Series 2023-BRND Class A	7.12	7-12-2040	17,995,000	18,680,205
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.40	4-25-2043	566,754	500,735
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.82	4-25-2044	1,164,901	1,066,729
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	4,904,577	4,064,480
CSMLT Trust Series 2015-1 Class B4144A±±	3.80	5-25-2045	2,255,211	2,065,219
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	2,659,148	2,248,004
Financial Asset Securitization Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.20	1-25-2030	1,588,530	1,488,667
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,630,398	1,541,520
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	915,460
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.81	11-10-2052	500,000	414,784
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	162,430	149,460
Homeward Opportunities Fund Trust Series 2020-2 Class A2144A±±	2.64	5-25-2065	381,541	374,311
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	711,768	637,388
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,317,077	1,113,914
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	4,393,080	3,584,808
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.45	5-25-2067	17,223,000	14,212,408
JP Morgan Mortgage Trust Series 2013-3 Class B4144A±±	3.36	7-25-2043	3,616,907	2,598,840
JP Morgan Mortgage Trust Series 2014-2 Class B4144A±±	3.41	6-25-2029	1,215,000	1,077,607
JP Morgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	1,146,668	997,557
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.76	11-15-2045	3,022,821	2,619,886
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.88	11-15-2038	9,384,959	9,302,841
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	822,861	732,780
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,253,954
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,504,733	1,356,414
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 27

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38%	4-25-2065	$2,428,806	$2,190,906
MFA Trust Series 2022-NQM2 Class A1144A	4.00	5-25-2067	6,423,249	6,090,320
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	3,958,544
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	3,885,715
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	5,652,651
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,350,749
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,540,441	1,346,703
OBX Trust Series 2022-NQM7 Class A1144A	5.11	8-25-2062	4,689,821	4,599,929
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	7.67	10-19-2036	6,165,000	6,188,119
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	10,545,848	10,686,852
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,388,889
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	687,191	632,083
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,927,000	1,087,832
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	5,901,862	4,660,584
Shellpoint Co.-Originator Trust Series 2016-1 Class B2144A±±	3.55	11-25-2046	4,548,219	3,999,601
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	2,019,086	1,669,358
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.68	11-25-2060	1,429,618	1,412,980
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	602,862	577,363
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,443,129
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,126,349
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	7,709,539	7,198,153
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	2,193,222	1,879,423
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,046,442
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.22	2-15-2032	2,545,036	2,532,887
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,707,603	1,508,030
Verus Securitization Trust Series 2022-4 Class A1144A	4.47	4-25-2067	3,888,812	3,778,974
Total non-agency mortgage-backed securities (Cost $299,475,655)				284,779,140
U.S. Treasury securities: 14.99%
U.S. Treasury Bonds	1.88	11-15-2051	46,865,000	27,921,288
U.S. Treasury Bonds	2.00	11-15-2041	50,835,000	35,195,294
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	25,527,227
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	52,107,921
U.S. Treasury Bonds	3.63	2-15-2053	2,485,000	2,172,628
U.S. Treasury Bonds	3.63	5-15-2053	10,975,000	9,602,268
U.S. Treasury Bonds	3.88	2-15-2043	42,920,000	39,293,595
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	4.00%	11-15-2052	$13,110,000	$12,275,262
U.S. Treasury Bonds	4.13	8-15-2053	18,745,000	17,945,409
U.S. Treasury Bonds	4.25	2-15-2054	26,795,000	26,292,594
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	59,551,476
U.S. Treasury Bonds	4.75	11-15-2043	3,270,000	3,365,034
U.S. Treasury Bonds	4.75	11-15-2053	47,060,000	50,067,428
U.S. Treasury Notes	3.75	12-31-2028	55,680,000	54,414,150
U.S. Treasury Notes	4.00	1-31-2029	60,735,000	60,032,751
U.S. Treasury Notes	4.00	2-15-2034	49,230,000	48,268,477
U.S. Treasury Notes	4.25	12-31-2025	37,100,000	36,810,156
U.S. Treasury Notes##	4.25	1-31-2026	164,000,000	162,776,406
U.S. Treasury Notes	4.25	2-28-2031	36,160,000	36,114,800
U.S. Treasury Notes	4.63	6-30-2025	18,240,000	18,182,287
U.S. Treasury Notes	4.88	11-30-2025	70,000,000	70,169,532
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	9,673,692
U.S. Treasury STRIPS¤	0.00	5-15-2044	9,270,000	3,592,871
Total U.S. Treasury securities (Cost $888,805,324)				861,352,546
Yankee corporate bonds and notes: 7.97%
Basic materials: 0.21%
Chemicals: 0.11%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	7,175,000	6,525,999
Mining: 0.10%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	5,000,000	5,423,559
Communications: 0.67%
Internet: 0.23%
Alibaba Group Holding Ltd.	3.15	2-9-2051	4,135,000	2,728,089
Prosus NV144A	3.83	2-8-2051	3,000,000	1,849,929
Prosus NV144A	4.03	8-3-2050	10,105,000	6,432,363
Prosus NV144A	4.99	1-19-2052	3,000,000	2,200,110
				13,210,491
Telecommunications: 0.44%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	5,000,000	3,361,333
Nokia OYJ	6.63	5-15-2039	6,365,000	6,142,019
Rogers Communications, Inc.	4.55	3-15-2052	11,975,000	9,882,426
Telefonica Emisiones SA	5.21	3-8-2047	6,485,000	5,832,865
				25,218,643
Consumer, cyclical: 0.88%
Airlines: 0.17%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,335,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	6,750,000	5,686,875
				10,021,875
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 29

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.17%
Nissan Motor Co. Ltd.144A	3.52%	9-17-2025	$10,000,000	$9,618,272
Entertainment: 0.17%
Genm Capital Labuan Ltd.144A	3.88	4-19-2031	11,400,000	9,872,380
Leisure time: 0.37%
Carnival Corp.144A	6.00	5-1-2029	5,000,000	4,886,065
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	5,000,000	4,920,350
Royal Caribbean Cruises Ltd.144A%%	6.25	3-15-2032	8,340,000	8,362,277
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	3,000,000	3,244,946
				21,413,638
Consumer, non-cyclical: 0.42%
Agriculture: 0.13%
Viterra Finance BV144A	4.90	4-21-2027	7,615,000	7,454,337
Pharmaceuticals: 0.29%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,170,914
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	9,185,000	8,984,740
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	6,000,000	6,482,148
				16,637,802
Energy: 0.70%
Oil & gas: 0.44%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±%%	6.45	12-1-2033	4,895,000	4,905,980
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	4,950,000	4,671,557
Petroleos Mexicanos	6.70	2-16-2032	2,650,000	2,136,511
QatarEnergy144A	3.13	7-12-2041	6,000,000	4,396,836
Woodside Finance Ltd.144A	3.65	3-5-2025	9,570,000	9,358,228
				25,469,112
Pipelines: 0.26%
Enbridge, Inc.	5.70	3-8-2033	14,500,000	14,663,591
Financial: 4.29%
Banks: 2.81%
ABN AMRO Bank NV144A	4.75	7-28-2025	1,800,000	1,765,872
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	1,500,000	1,439,295
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	6,050,000	5,753,567
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.97%)144Aʊ±	6.75	9-27-2024	1,565,000	1,557,852
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	1,700,000	1,758,057
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Santander SA (1 Year Treasury Constant Maturity+0.45%)±	5.74%	6-30-2024	$9,000,000	$9,001,473
Barclays PLC (U.S. SOFR+2.22%)±	6.49	9-13-2029	4,800,000	4,947,777
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	1,800,000	1,664,055
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	5,000,000	4,994,196
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,400,000	5,437,886
Credit Suisse Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	8,695,000	7,306,739
Credit Suisse Group AG (U.S. SOFR+3.70%)144A±	6.44	8-11-2028	4,200,000	4,316,603
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±%%	5.71	3-1-2030	10,900,000	10,923,146
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	10,000,000	9,630,865
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	16,145,000	16,322,693
HSBC Holdings PLC (U.S. SOFR+0.71%)±	0.98	5-24-2025	4,200,000	4,152,511
Intesa Sanpaolo SpA144A	7.20	11-28-2033	10,310,000	10,793,087
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	7,550,000	7,343,281
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	8,875,000	7,225,716
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	8,835,000	7,371,147
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	13,500,000	13,473,151
NatWest Markets PLC144A	1.60	9-29-2026	4,000,000	3,643,119
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	10,800,000	9,784,394
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	4,480,000	4,391,249
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,587,169
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	3,000,000	2,772,061
				161,356,961
Diversified financial services: 0.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	11,015,000	10,160,134
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	2,515,000	2,488,987
CI Financial Corp.	4.10	6-15-2051	7,220,000	4,263,971
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	126,312
				17,039,404
Insurance: 0.58%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	17,600,000	18,356,378
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.60%)144A±	2.90	9-16-2051	2,000,000	1,645,061
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	7,910,000	7,974,019
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 31

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Sompo International Holdings Ltd.	7.00%	7-15-2034	$1,330,000	$1,423,027
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity+3.58%)144A±	5.00	4-2-2049	3,900,000	3,780,878
				33,179,363
Private equity: 0.41%
Brookfield Finance, Inc.	3.63	2-15-2052	3,625,000	2,579,240
Brookfield Finance, Inc.%%	5.97	3-4-2054	4,020,000	4,051,567
Brookfield Finance, Inc.	6.35	1-5-2034	16,015,000	16,828,257
				23,459,064
Savings & loans: 0.20%
Nationwide Building Society144A	4.85	7-27-2027	11,630,000	11,491,460
Government securities: 0.16%
Multi-national: 0.16%
African Export-Import Bank144A	3.80	5-17-2031	2,600,000	2,185,763
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	7,760,000	7,162,480
				9,348,243
Industrial: 0.15%
Engineering & construction: 0.06%
Cellnex Finance Co. SA144A	3.88	7-7-2041	4,120,000	3,206,102
Trucking & leasing: 0.09%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,245,000	5,234,375
Technology: 0.25%
Semiconductors: 0.25%
Renesas Electronics Corp.144A	2.17	11-25-2026	15,635,000	14,197,573
Utilities: 0.24%
Electric: 0.24%
Comision Federal de Electricidad144A	3.35	2-9-2031	10,565,000	8,907,696
Comision Federal de Electricidad144A	3.88	7-26-2033	5,985,000	4,904,669
				13,812,365
Total yankee corporate bonds and notes (Cost $476,756,830)				457,854,609
Yankee government bonds: 1.54%
Argentina: 0.04%
Argentinaøø	0.75	7-9-2030	1,703,981	781,701
Argentina	1.00	7-9-2029	206,310	95,501
Argentinaøø	3.63	7-9-2035	1,817,118	673,487
Provincia de Cordoba144A	6.88	12-10-2025	1,187,564	997,554
				2,548,243
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Bermuda: 0.15%
Bermuda144A	3.38%	8-20-2050	$7,024,000	$4,670,960
Bermuda144A	5.00	7-15-2032	4,320,000	4,142,016
				8,812,976
Colombia: 0.13%
Colombia	3.13	4-15-2031	4,800,000	3,783,758
Colombia	8.00	11-14-2035	3,500,000	3,629,961
				7,413,719
Dominican Republic: 0.06%
Dominican Republic144A	4.50	1-30-2030	1,000,000	906,313
Dominican Republic144A	4.88	9-23-2032	1,800,000	1,598,823
Dominican Republic144A	5.50	2-22-2029	800,000	772,656
				3,277,792
Ivory Coast: 0.17%
Ivory Coast144A	8.25	1-30-2037	9,720,000	9,488,178
Kenya: 0.12%
Kenya144A	7.00	5-22-2027	5,000,000	4,780,690
Kenya144A	8.25	2-28-2048	2,500,000	2,034,900
				6,815,590
Mexico: 0.28%
Mexico	6.00	5-7-2036	4,255,000	4,234,689
Mexico	6.35	2-9-2035	11,700,000	11,967,461
				16,202,150
Oman: 0.03%
Oman144A	6.25	1-25-2031	1,700,000	1,738,250
Panama: 0.34%
Panama	4.50	1-19-2063	17,085,000	10,580,963
Panama	6.40	2-14-2035	9,785,000	9,029,547
				19,610,510
Paraguay: 0.07%
Paraguay144A	5.40	3-30-2050	4,550,000	3,901,625
Peru: 0.02%
Corp. Financiera de Desarrollo SA (3 Month LIBOR+5.61%)144A±	5.25	7-15-2029	1,185,000	1,170,188
Romania: 0.11%
Romanian144A	6.38	1-30-2034	6,410,000	6,364,745
Senegal: 0.01%
Senegal144A	6.25	5-23-2033	750,000	622,164
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 33

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ukraine: 0.01%
Ukraine144A†	7.38%	9-25-2034	$1,200,000	$308,419
Total yankee government bonds (Cost $94,327,334)				88,274,549

	Yield	Shares
Short-term investments: 5.54%
Investment companies: 3.81%
Allspring Government Money Market Fund Select Class♠∞##	5.24	218,842,596	218,842,596

				Principal
U.S. Treasury securities: 1.73%
U.S. Treasury Bills☼		5.10	3-26-2024	$100,000,000	99,632,639
Total short-term investments (Cost $318,475,478)					318,475,235
Total investments in securities (Cost $6,133,165,217)	104.27%				5,989,872,485
Other assets and liabilities, net	(4.27)				(245,377,674)
Total net assets	100.00%				$5,744,494,811

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Plus Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AUD	Australian dollar
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$237,608,541	$1,605,770,149	$(1,624,536,094)	$0	$0	$218,842,596	218,842,596	$3,624,542
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	12,334,950	AUD	18,000,000	Morgan Stanley, Inc.	4-2-2024	$624,272	$0
USD	8,507,967	AUD	13,000,000	Morgan Stanley, Inc.	4-2-2024	50,255	0
USD	282,347,960	EUR	257,267,000	Citibank N.A.	4-2-2024	3,965,966	0
USD	16,864,038	EUR	15,300,000	Citibank N.A.	4-2-2024	308,302	0
USD	15,376,480	EUR	14,000,000	Citibank N.A.	4-2-2024	227,441	0
USD	12,926,015	EUR	11,800,000	Citibank N.A.	4-2-2024	157,539	0
USD	7,594,121	EUR	6,900,000	Citibank N.A.	4-2-2024	127,808	0
USD	2,034,379	EUR	1,850,000	Citibank N.A.	4-2-2024	32,542	0
USD	8,491,704	EUR	7,800,000	Citibank N.A.	4-2-2024	51,525	0
EUR	5,600,000	USD	6,093,589	Citibank N.A.	4-2-2024	0	(33,973)
USD	14,140,392	EUR	13,100,000	Citibank N.A.	4-2-2024	0	(34,781)
USD	16,724,965	EUR	15,500,000	Citibank N.A.	4-2-2024	0	(47,186)
USD	42,549,670	GBP	33,620,000	Citibank N.A.	4-2-2024	103,730	0
JPY	695,000,000	USD	4,914,695	Citibank N.A.	4-2-2024	0	(257,736)
USD	10,515,021	MYR	49,000,000	Morgan Stanley, Inc.	4-2-2024	169,548	0
						$5,818,928	$(373,676)
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 35

Portfolio of investments—February 29, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	290	6-18-2024	$32,015,545	$32,026,875	$11,330	$0
Ultra Long Term U.S. Treasury Bond	137	6-18-2024	17,536,247	17,518,875	0	(17,372)
2-Year U.S. Treasury Notes	5,573	6-28-2024	1,140,601,734	1,141,071,750	470,016	0
5-Year U.S. Treasury Notes	5,158	6-28-2024	550,523,284	551,422,437	899,153	0
Short
10-Year Euro BUND Index	(233)	3-7-2024	(33,709,113)	(33,404,756)	304,357	0
2-Year Euro SCHATZ	(66)	3-7-2024	(7,568,663)	(7,500,640)	68,023	0
5-Year Euro-BOBL Futures	(197)	3-7-2024	(25,070,738)	(24,745,272)	325,466	0
Ultra 10-Year U.S. Treasury Notes	(2,063)	6-18-2024	(234,966,027)	(235,536,578)	0	(570,551)
					$2,078,345	$(587,923)
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Plus Bond Fund

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $5,914,322,621)	$5,771,029,889
Investments in affiliated securities, at value (cost $218,842,596)	218,842,596
Cash	15,364,458
Cash at broker segregated for futures contracts	16,166,000
Foreign currency, at value (cost $893,934)	890,857
Receivable for Fund shares sold	64,722,244
Receivable for investments sold	58,974,126
Receivable for interest	42,993,181
Unrealized gains on forward foreign currency contracts	5,818,928
Receivable for daily variation margin on open futures contracts	214,812
Principal paydown receivable	27
Prepaid expenses and other assets	435,566
Total assets	6,195,452,684
Liabilities
Payable for when-issued transactions	319,788,477
Payable for investments purchased	121,425,400
Payable for Fund shares redeemed	4,403,797
Cash due to broker	2,690,000
Management fee payable	1,099,315
Payable for daily variation margin on open futures contracts	635,746
Unrealized losses on forward foreign currency contracts	373,676
Administration fees payable	358,412
Distribution fee payable	24,100
Trustees’ fees and expenses payable	910
Accrued expenses and other liabilities	158,040
Total liabilities	450,957,873
Total net assets	$5,744,494,811
Net assets consist of
Paid-in capital	$6,187,659,278
Total distributable loss	(443,164,467)
Total net assets	$5,744,494,811
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 37

Statement of assets and liabilities—February 29, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$340,506,712
Shares outstanding–Class A1	30,609,749
Net asset value per share–Class A	$11.12
Maximum offering price per share – Class A2	$11.64
Net assets–Class C	$40,836,356
Shares outstanding–Class C1	3,672,586
Net asset value per share–Class C	$11.12
Net assets–Class R6	$431,230,820
Shares outstanding–Class R6[1]	38,700,379
Net asset value per share–Class R6	$11.14
Net assets–Administrator Class	$94,021,910
Shares outstanding–Administrator Class[1]	8,465,438
Net asset value per share–Administrator Class	$11.11
Net assets–Institutional Class	$4,837,899,013
Shares outstanding–Institutional Class[1]	434,357,857
Net asset value per share–Institutional Class	$11.14
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Plus Bond Fund

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$121,592,140
Income from affiliated securities	3,624,542
Dividends	713,550
Total investment income	125,930,232
Expenses
Management fee	9,533,983
Administration fees
Class A	225,151
Class C	28,315
Class R6	44,785
Administrator Class	54,203
Institutional Class	1,622,222
Shareholder servicing fees
Class A	375,250
Class C	47,192
Administrator Class	135,508
Distribution fee
Class C	141,575
Custody and accounting fees	78,054
Professional fees	53,764
Registration fees	93,681
Shareholder report expenses	109,581
Trustees’ fees and expenses	11,935
Other fees and expenses	33,061
Total expenses	12,588,260
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,431,886)
Administrator Class	(12,361)
Net expenses	9,144,013
Net investment income	116,786,219
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 39

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(51,299,258)
Foreign currency and foreign currency translations	(529,219)
Forward foreign currency contracts	(5,541,493)
Futures contracts	(961,136)
Swap contracts	853,145
Net realized losses on investments	(57,477,961)
Net change in unrealized gains (losses) on
Unaffiliated securities	78,092,998
Foreign currency and foreign currency translations	(25,060)
Forward foreign currency contracts	9,997,109
Futures contracts	(4,191,999)
Swap contracts	84,038
Net change in unrealized gains (losses) on investments	83,957,086
Net realized and unrealized gains (losses) on investments	26,479,125
Net increase in net assets resulting from operations	$143,265,344
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Plus Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$116,786,219		$140,746,842
Net realized losses on investments		(57,477,961)		(141,480,414)
Net change in unrealized gains (losses) on investments		83,957,086		(9,275,266)
Net increase (decrease) in net assets resulting from operations		143,265,344		(10,008,838)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,987,516)		(9,655,909)
Class C		(740,708)		(1,016,439)
Class R6		(7,551,690)		(7,614,038)
Administrator Class		(2,439,404)		(5,184,520)
Institutional Class		(101,902,931)		(114,975,472)
Total distributions to shareholders		(119,622,249)		(138,446,378)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,821,241	75,687,626	9,735,984	109,105,066
Class C	820,477	9,076,162	1,167,020	13,078,492
Class R6	18,401,889	204,042,038	14,067,274	157,780,382
Administrator Class	1,452,510	16,082,190	3,201,568	35,741,678
Institutional Class	168,533,235	1,865,665,186	257,623,143	2,903,718,646
		2,170,553,202		3,219,424,264
Reinvestment of distributions
Class A	568,227	6,221,871	756,990	8,452,366
Class C	64,426	704,667	85,548	955,716
Class R6	622,146	6,829,440	614,857	6,876,320
Administrator Class	224,096	2,436,867	464,735	5,180,212
Institutional Class	8,367,077	91,857,030	9,386,353	104,988,841
		108,049,875		126,453,455
Payment for shares redeemed
Class A	(3,486,189)	(38,309,199)	(5,448,656)	(61,017,668)
Class C	(543,550)	(5,982,652)	(767,269)	(8,596,609)
Class R6	(3,506,285)	(38,711,215)	(3,743,578)	(41,994,685)
Administrator Class	(5,670,605)	(61,713,011)	(3,402,271)	(37,773,325)
Institutional Class	(72,716,079)	(798,001,900)	(106,553,605)	(1,194,429,877)
		(942,717,977)		(1,343,812,164)
Net increase in net assets resulting from capital share transactions		1,335,885,100		2,002,065,555
Total increase in net assets		1,359,528,195		1,853,610,339
Net assets
Beginning of period		4,384,966,616		2,531,356,277
End of period		$5,744,494,811		$4,384,966,616
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 41

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.07	$11.57	$13.52	$13.77	$13.09	$12.27
Net investment income	0.25 [1]	0.43 [1]	0.26	0.24	0.34	0.37
Net realized and unrealized gains (losses) on investments	0.05	(0.51)	(1.88)	0.16	0.77	0.80
Total from investment operations	0.30	(0.08)	(1.62)	0.40	1.11	1.17
Distributions to shareholders from
Net investment income	(0.25)	(0.42)	(0.22)	(0.27)	(0.36)	(0.35)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)	0.00
Total distributions to shareholders	(0.25)	(0.42)	(0.33)	(0.65)	(0.43)	(0.35)
Net asset value, end of period	$11.12	$11.07	$11.57	$13.52	$13.77	$13.09
Total return[2]	2.81%	(0.65)%	(12.21)%	3.00%	8.72%	9.74%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.84%	0.85%	0.85%	0.88%	0.91%
Net expenses	0.67%	0.68%	0.69%	0.72%	0.72%	0.73%
Net investment income	4.57%	3.84%	2.03%	1.90%	2.60%	2.99%
Supplemental data
Portfolio turnover rate	79%	254%	288%	194%	130%	89%
Net assets, end of period (000s omitted)	$340,507	$295,536	$250,553	$308,270	$264,366	$245,879

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.06	$11.56	$13.51	$13.77	$13.09	$12.26
Net investment income	0.21 [1]	0.34 [1]	0.16	0.14	0.23	0.28
Net realized and unrealized gains (losses) on investments	0.06	(0.51)	(1.88)	0.15	0.78	0.81
Total from investment operations	0.27	(0.17)	(1.72)	0.29	1.01	1.09
Distributions to shareholders from
Net investment income	(0.21)	(0.33)	(0.12)	(0.17)	(0.26)	(0.26)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)	0.00
Total distributions to shareholders	(0.21)	(0.33)	(0.23)	(0.55)	(0.33)	(0.26)
Net asset value, end of period	$11.12	$11.06	$11.56	$13.51	$13.77	$13.09
Total return[2]	2.52%	(1.44)%	(12.89)%	2.16%	7.85%	8.91%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.59%	1.60%	1.60%	1.63%	1.66%
Net expenses	1.42%	1.43%	1.45%	1.48%	1.48%	1.48%
Net investment income	3.82%	3.08%	1.28%	1.13%	1.85%	2.25%
Supplemental data
Portfolio turnover rate	79%	254%	288%	194%	130%	89%
Net assets, end of period (000s omitted)	$40,836	$36,849	$32,889	$39,628	$28,342	$18,195

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 43

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.08	$11.58	$13.54	$13.79	$13.11	$12.28
Net investment income	0.27 [1]	0.48 [1]	0.30	0.30	0.39 [1]	0.41
Net realized and unrealized gains (losses) on investments	0.06	(0.52)	(1.89)	0.15	0.77	0.82
Total from investment operations	0.33	(0.04)	(1.59)	0.45	1.16	1.23
Distributions to shareholders from
Net investment income	(0.27)	(0.46)	(0.26)	(0.32)	(0.41)	(0.40)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)	0.00
Total distributions to shareholders	(0.27)	(0.46)	(0.37)	(0.70)	(0.48)	(0.40)
Net asset value, end of period	$11.14	$11.08	$11.58	$13.54	$13.79	$13.11
Total return[2]	3.08%	(0.27)%	(11.95)%	3.37%	9.10%	10.14%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.46%	0.47%	0.47%	0.50%	0.53%
Net expenses	0.30%	0.30%	0.31%	0.35%	0.35%	0.35%
Net investment income	4.95%	4.25%	2.50%	2.28%	2.98%	3.36%
Supplemental data
Portfolio turnover rate	79%	254%	288%	194%	130%	89%
Net assets, end of period (000s omitted)	$431,231	$256,948	$141,833	$89,048	$83,260	$62,522

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.05	$11.54	$13.49	$13.75	$13.07	$12.25
Net investment income	0.25 [1]	0.44 [1]	0.26	0.26	0.35	0.38
Net realized and unrealized gains (losses) on investments	0.06	(0.50)	(1.87)	0.14	0.77	0.81
Total from investment operations	0.31	(0.06)	(1.61)	0.40	1.12	1.19
Distributions to shareholders from
Net investment income	(0.25)	(0.43)	(0.23)	(0.28)	(0.37)	(0.37)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)	0.00
Total distributions to shareholders	(0.25)	(0.43)	(0.34)	(0.66)	(0.44)	(0.37)
Net asset value, end of period	$11.11	$11.05	$11.54	$13.49	$13.75	$13.07
Total return[2]	2.91%	(0.50)%	(12.18)%	3.04%	8.85%	9.88%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.78%	0.79%	0.79%	0.82%	0.85%
Net expenses	0.60%	0.60%	0.61%	0.62%	0.62%	0.62%
Net investment income	4.64%	3.89%	2.09%	1.95%	2.71%	3.07%
Supplemental data
Portfolio turnover rate	79%	254%	288%	194%	130%	89%
Net assets, end of period (000s omitted)	$94,022	$137,624	$140,779	$278,294	$80,099	$57,316

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 45

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.08	$11.58	$13.53	$13.79	$13.11	$12.28
Net investment income	0.27 [1]	0.47 [1]	0.29	0.29	0.38	0.39
Net realized and unrealized gains (losses) on investments	0.06	(0.51)	(1.87)	0.14	0.77	0.83
Total from investment operations	0.33	(0.04)	(1.58)	0.43	1.15	1.22
Distributions to shareholders from
Net investment income	(0.27)	(0.46)	(0.26)	(0.31)	(0.40)	(0.39)
Net realized gains	0.00	0.00	(0.11)	(0.38)	(0.07)	0.00
Total distributions to shareholders	(0.27)	(0.46)	(0.37)	(0.69)	(0.47)	(0.39)
Net asset value, end of period	$11.14	$11.08	$11.58	$13.53	$13.79	$13.11
Total return[2]	3.06%	(0.32)%	(11.92)%	3.24%	9.05%	10.17%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.51%	0.52%	0.52%	0.55%	0.58%
Net expenses	0.35%	0.35%	0.37%	0.40%	0.40%	0.40%
Net investment income	4.90%	4.21%	2.40%	2.19%	2.92%	3.29%
Supplemental data
Portfolio turnover rate	79%	254%	288%	194%	130%	89%
Net assets, end of period (000s omitted)	$4,837,899	$3,658,011	$1,965,302	$1,774,619	$836,162	$524,743

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
46 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Allspring Core Plus Bond Fund | 47

Notes to financial statements (unaudited)
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”)  with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
48 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Core Plus Bond Fund | 49

Notes to financial statements (unaudited)
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $6,135,419,690 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$56,083,149
Gross unrealized losses	(194,694,680)
Net unrealized losses	$(138,611,531)
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $186,258,397 in short-term capital losses and $71,518,991 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
50 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,715,429,324	$0	$1,715,429,324
Asset-backed securities	0	536,309,890	19,944,967	556,254,857
Common stocks
Consumer discretionary	449,241	0	0	449,241
Corporate bonds and notes	0	1,204,452,012	0	1,204,452,012
Foreign corporate bonds and notes	0	249,716,461	0	249,716,461
Foreign government bonds	0	202,561,845	0	202,561,845
Investment companies	20,564,112	0	0	20,564,112
Loans	0	24,095,447	0	24,095,447
Municipal obligations	0	5,613,107	0	5,613,107
Non-agency mortgage-backed securities	0	284,779,140	0	284,779,140
U.S. Treasury securities	848,085,983	13,266,563	0	861,352,546
Yankee corporate bonds and notes	0	457,854,609	0	457,854,609
Yankee government bonds	0	88,274,549	0	88,274,549
Short-term investments
Investment companies	218,842,596	0	0	218,842,596
U.S. Treasury securities	99,632,639	0	0	99,632,639
	1,187,574,571	4,782,352,947	19,944,967	5,989,872,485
Forward foreign currency contracts	0	5,818,928	0	5,818,928
Futures contracts	2,078,345	0	0	2,078,345
Total assets	$1,189,652,916	$4,788,171,875	$19,944,967	$5,997,769,758
Liabilities
Forward foreign currency contracts	$0	$373,676	$0	$373,676
Futures contracts	587,923	0	0	587,923
Total liabilities	$587,923	$373,676	$0	$961,599
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Core Plus Bond Fund | 51

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2024, Allspring Funds Distributor received $6,184 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
52 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,720,780,661	$1,461,578,499	$3,043,851,646	$711,623,104
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 29, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the six months ended February 29, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$32,581,104
Average contract amounts to sell	424,034,167
Futures contracts
Average notional balance on long futures	$1,524,003,949
Average notional balance on short futures	157,855,843
Swap contracts
Average notional balance	$6,247,429
The swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Allspring Core Plus Bond Fund | 53

Notes to financial statements (unaudited)
The fair value of derivative instruments as of February 29, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$5,818,928	$5,818,928
Futures contracts	2,078,345 *	0	2,078,345
	$2,078,345	$5,818,928	$7,897,273
Liability derivatives
Forward foreign currency contracts	$0	$373,676	$373,676
Futures contracts	587,923 *	0	587,923
	$587,923	$373,676	$961,599

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 29, 2024 is reported separately on the  Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(5,541,493)	$(5,541,493)
Futures contracts	(961,136)	0	0	(961,136)
Swap contracts	0	853,145	0	853,145
	$(961,136)	$853,145	$(5,541,493)	$(5,649,484)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$9,997,109	$9,997,109
Futures contracts	(4,191,999)	0	0	(4,191,999)
Swap contracts	0	84,038	0	84,038
	$(4,191,999)	$84,038	$9,997,109	$5,889,148
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$4,974,853	$(373,676)	$0	$4,601,177
Morgan Stanley, Inc.	844,075	0	0	844,075

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Citibank N.A.	$373,676	$(373,676)	$0	$0
54 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Core Plus Bond Fund | 55

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

56 | Allspring Core Plus Bond Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Core Plus Bond Fund | 57

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

58 | Allspring Core Plus Bond Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Core Plus Bond Fund | 59

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-zv3nerjy 04-24
SAR0059 02-24

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series CP
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Managed Account | 1

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

2 | Allspring Managed Account

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA, Janet S. Rilling, CFA, CPA, Michael J. Schueller, CFA, Michal Stanczyk, Noah M. Wise, CFA

Average annual total returns (%) as of February 29, 2024
				Expense ratios (%)
	Inception date	1 year	Since inception	Gross	Net[1]
Allspring Managed Account CoreBuilder® Shares - Series CP (WFCPX)	6-2-2021	5.32	-2.30	0.69	0.00
Bloomberg U.S. Aggregate Bond Index[2]	–	3.33	-3.38 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the Fund’s inception date.
[1]
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

[2]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as risk of greater volatility in value, credit risk (for example, risk of issuer default), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring Managed Account

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
U.S. Treasury Notes, 4.00%, 1-31-2029	5.62
GNMA, 6.00%, 3-20-2054	4.57
U.S. Treasury Notes, 4.25%, 1-31-2026	3.65
U.S. Treasury Notes, 4.38%, 11-30-2028	2.16
U.S. Treasury Notes, 3.88%, 1-15-2026	2.01
FNMA, 5.50%, 3-13-2054	1.98
GNMA, 3.00%, 3-20-2054	1.97
U.S. Treasury Notes, 4.00%, 2-15-2034	1.94
Spain, 0.00%, 1-31-2028	1.51
U.K. Gilts, 3.25%, 1-31-2033	1.37

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of February 29, 2024[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of February 29, 2024[1]

5%
0-1 year
19%
1-3 year(s)
25%
3-5 years
38%
5-10 years
5%
10-20 years
6%
20-30 years
2%
30+ years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Managed Account | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,037.13	$0.00 *	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.86	$0.00 *	0.00%*

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).
*
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

6 | Allspring Managed Account

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 13.83%
FHLB	5.63%	3-14-2036	$500,000	$546,234
FNMA%%	2.00	3-13-2054	315,000	247,484
FNMA%%	4.00	3-18-2039	265,000	255,216
FNMA%%	5.00	3-1-2054	650,000	630,297
FNMA%%	5.50	3-13-2054	2,265,000	2,240,476
FNMA	6.21	8-6-2038	95,000	110,723
GNMA%%	2.00	3-20-2054	455,000	370,274
GNMA%%	2.50	3-20-2054	1,030,000	871,664
GNMA%%	3.00	3-20-2054	2,545,000	2,231,006
GNMA%%	4.00	3-20-2054	250,000	232,650
GNMA%%	5.00	3-20-2054	430,000	419,983
GNMA%%	5.50	3-20-2054	510,000	506,593
GNMA%%	6.00	3-20-2054	5,150,000	5,175,112
GNMA%%	6.50	3-20-2054	245,000	248,323
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	1,310,000	985,588
TVA	3.50	12-15-2042	360,000	297,413
TVA	4.88	1-15-2048	300,000	298,170
Total agency securities (Cost $15,643,856)				15,667,206
Asset-backed securities: 21.14%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	406,642	415,012
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	400,000	361,496
Auburn CLO Ltd. Series 2017-1A Class A2A (U.S. SOFR 3 Month+1.88%)144A±	7.20	10-20-2030	250,000	250,276
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	264,714
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	565,678
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	92,560	92,674
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	99,996
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	1,188,825	1,120,326
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	87,300	78,892
Carlyle U.S. CLO Ltd. Series 2017-2A Class A2R (U.S. SOFR 3 Month+1.86%)144A±	7.18	7-20-2031	250,000	250,335
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	250,000	235,634
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,350,000	1,213,198
DataBank Issuer LLC Series 2021-1A Class B144A	2.65	2-27-2051	250,000	222,790
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	620,000	580,633
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	298,137	248,611
Driven Brands Funding, LLC Series 2021-1A Class A2144A	2.79	10-20-2051	1,016,600	881,802
Dryden 78 CLO Ltd. Series 2020-78A Class A (U.S. SOFR 3 Month+1.44%)144A±	6.76	4-17-2033	400,000	400,473
ECMC Group Student Loan Trust Series 2018-1A Class A (30 Day Average U.S. SOFR+0.86%)144A±	6.19	2-27-2068	178,728	176,570
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	159,603	160,222
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	1-25-2042	529,783	539,425
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	50,000	51,845
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	1,110,000	1,003,486
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00%	10-25-2037	$105,000	$103,497
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A♦%%	6.89	1-25-2034	270,000	270,000
Gracie Point International Funding Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.96	9-1-2026	275,000	275,942
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	395,000	383,631
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	409,369	339,786
Madison Park Funding XLVI Ltd. Series 2020-46A Class B1R (U.S. SOFR 3 Month+1.91%)144A±	7.23	10-15-2034	500,000	500,093
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.51	10-16-2036	386,617	383,354
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.52	2-19-2037	250,000	230,075
MNR ABS Issuer I LLC‡	8.12	12-15-2038	425,397	429,141
Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017-25A Class BR (U.S. SOFR 3 Month+1.61%)144A±	6.91	10-18-2029	250,000	249,490
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	249,896	219,058
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	6.58	3-17-2030	202,839	202,869
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	57,427	57,430
OnDeck Asset Securitization Trust LLC Series 2021-1A Class A144A	1.59	5-17-2027	300,000	296,777
OneMain Financial Issuance Trust Series 2018-2A Class A144A	3.57	3-14-2033	72,241	71,856
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	325,000	322,889
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	268,680	261,703
Pagaya AI Debt Selection Trust Series 2023-6 Class B144A	7.46	6-16-2031	999,744	1,007,913
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	300,000	298,081
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	333,686
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	537,275	544,866
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	260,000	244,312
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	1,300,800	1,323,323
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	282,703
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	118,175	100,332
Sesac Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	450,000	450,323
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,987	415,113
THL Credit Wind River CLO Ltd. Series 2018-2A Class A2 (U.S. SOFR 3 Month+1.71%)144A±	7.03	7-15-2030	409,000	409,800
Towd Point HE Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	388,737	391,287
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,375,206
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR+1.65%)144A±	6.97	2-15-2039	1,000,000	987,500
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	243,750	204,165
Westlake Automobile Receivables Trust Series 2021-1A Class C144A	0.95	3-16-2026	117,746	117,100
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84%	12-5-2050	$246,250	$222,554
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,623,375	1,426,053
Total asset-backed securities (Cost $24,010,204)				23,945,996
Corporate bonds and notes: 19.00%
Basic materials: 0.26%
Chemicals: 0.26%
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	300,000	197,431
Westlake Corp.	1.63	7-17-2029	100,000	95,105
				292,536
Communications: 1.73%
Advertising: 0.17%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	200,000	192,406
Internet: 0.33%
Arches Buyer, Inc.144A	4.25	6-1-2028	100,000	85,431
MercadoLibre, Inc.	3.13	1-14-2031	350,000	293,060
				378,491
Media: 1.23%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	373,284
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	720,000	418,204
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	115,000	72,300
CSC Holdings LLC144A	11.25	5-15-2028	225,000	232,148
Gray Television, Inc.144A	7.00	5-15-2027	100,000	90,370
Scripps Escrow II, Inc.144A	5.38	1-15-2031	225,000	128,314
Sirius XM Radio, Inc.144A	5.50	7-1-2029	80,000	75,652
				1,390,272
Consumer, cyclical: 3.27%
Airlines: 0.32%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	10-15-2025	97,662	93,992
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	75,000	74,312
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	100,000	94,375
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	100,000	101,371
				364,050
Apparel: 0.61%
Crocs, Inc.144A	4.13	8-15-2031	125,000	106,350
Tapestry, Inc.	7.85	11-27-2033	350,000	378,611
VF Corp.	2.95	4-23-2030	250,000	206,066
				691,027
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.75%
Ford Motor Co.	3.25%	2-12-2032	$515,000	$422,329
Ford Motor Credit Co. LLC	4.00	11-13-2030	320,000	282,929
Nissan Motor Acceptance Co. LLC144A	2.45	9-15-2028	170,000	145,432
				850,690
Entertainment: 0.53%
Cinemark USA, Inc.144A	5.25	7-15-2028	100,000	93,410
Warnermedia Holdings, Inc.	4.28	3-15-2032	495,000	436,682
Warnermedia Holdings, Inc.	5.14	3-15-2052	90,000	73,134
				603,226
Home builders: 0.29%
KB Home	4.00	6-15-2031	125,000	108,530
KB Home	4.80	11-15-2029	50,000	46,875
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	180,000	169,894
				325,299
Retail: 0.77%
Advance Auto Parts, Inc.	5.90	3-9-2026	400,000	399,178
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	250,000	234,375
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	45,000	44,138
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	200,000	187,461
				865,152
Consumer, non-cyclical: 1.65%
Agriculture: 0.20%
Philip Morris International, Inc.	5.25	2-13-2034	230,000	224,710
Commercial services: 1.09%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	100,000	82,798
Global Payments, Inc.	5.95	8-15-2052	270,000	265,270
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	60,000	52,350
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	50,000	21,821
Sabre Global, Inc.144A	8.63	6-1-2027	560,000	492,892
UL Solutions, Inc.144A	6.50	10-20-2028	165,000	170,450
Upbound Group, Inc.144A	6.38	2-15-2029	155,000	148,354
				1,233,935
Food: 0.10%
Smithfield Foods, Inc.144A	2.63	9-13-2031	150,000	114,684
Healthcare-products: 0.09%
Danaher Corp.	2.50	3-30-2030	100,000	102,779
Pharmaceuticals: 0.17%
Bristol-Myers Squibb Co.	5.65	2-22-2064	195,000	196,785
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.97%
Pipelines: 0.97%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00%	5-15-2054	$230,000	$238,970
Harvest Midstream I LP144A	7.50	9-1-2028	120,000	120,970
Prairie Acquiror LP144A%%	9.00	8-1-2029	200,000	201,522
Rockies Express Pipeline LLC144A	4.95	7-15-2029	100,000	93,513
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	50,000	46,496
Venture Global LNG, Inc.144A	9.50	2-1-2029	375,000	399,830
				1,101,301
Financial: 7.41%
Banks: 1.33%
HSBC USA, Inc.	5.63	3-17-2025	200,000	200,243
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	55,000	43,109
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	500,000	534,253
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	510,000	514,977
Wells Fargo & Co. (U.S. SOFR+1.32%)±	3.91	4-25-2026	220,000	215,715
				1,508,297
Diversified financial services: 1.77%
Aircastle Ltd.144A	5.95	2-15-2029	500,000	493,933
Blackstone Holdings Finance Co. LLC144A	6.20	4-22-2033	775,000	809,662
Charles Schwab Corp. Series I (5 Year Treasury Constant Maturity+3.17%)ʊ±	4.00	6-1-2026	200,000	184,213
Computershare U.S., Inc.	1.13	10-7-2031	100,000	84,559
Encore Capital Group, Inc.	4.88	10-15-2025	240,000	256,764
OneMain Finance Corp.	7.13	3-15-2026	170,000	172,761
				2,001,892
Insurance: 1.80%
Arthur J Gallagher & Co.	6.75	2-15-2054	400,000	450,911
AssuredPartners, Inc.144A	5.63	1-15-2029	175,000	160,969
Athene Global Funding	0.37	9-10-2026	100,000	98,818
Cincinnati Financial Corp.	6.13	11-1-2034	75,000	78,249
Hill City Funding Trust144A	4.05	8-15-2041	100,000	71,907
Lincoln National Corp.	4.35	3-1-2048	85,000	65,880
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	40,000	34,794
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	25,000	17,297
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	190,000	169,396
Reinsurance Group of America, Inc.	6.00	9-15-2033	359,000	368,634
RGA Global Funding144A	6.00	11-21-2028	460,000	469,536
Transatlantic Holdings, Inc.	8.00	11-30-2039	43,000	54,652
				2,041,043
REITS: 2.51%
Brandywine Operating Partnership LP	7.80	3-15-2028	90,000	89,152
EPR Properties	3.60	11-15-2031	225,000	183,682
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
EPR Properties	3.75%	8-15-2029	$35,000	$30,549
GLP Capital LP/GLP Financing II, Inc.	6.75	12-1-2033	150,000	155,650
Invitation Homes Operating Partnership LP	5.45	8-15-2030	300,000	298,664
Iron Mountain, Inc.144A	4.50	2-15-2031	250,000	221,234
Omega Healthcare Investors, Inc.	3.63	10-1-2029	480,000	421,559
Realty Income Corp.	5.13	2-15-2034	450,000	435,378
Realty Income Corp.	5.13	7-6-2034	150,000	173,869
Sabra Health Care LP	5.13	8-15-2026	400,000	392,748
Service Properties Trust144A	8.63	11-15-2031	190,000	200,661
Tanger Properties LP	2.75	9-1-2031	300,000	242,049
				2,845,195
Industrial: 0.89%
Aerospace/defense: 0.38%
Boeing Co.	5.81	5-1-2050	35,000	33,736
RTX Corp.	6.00	3-15-2031	380,000	395,759
				429,495
Building materials: 0.14%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	150,000	153,938
Packaging & containers: 0.34%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.	2.13	8-15-2026	250,000	243,494
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	150,000	142,778
				386,272
Trucking & leasing: 0.03%
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	38,000	38,018
Technology: 0.62%
Computers: 0.22%
Kyndryl Holdings, Inc.	6.35	2-20-2034	240,000	242,245
Semiconductors: 0.22%
Intel Corp.	5.70	2-10-2053	250,000	253,422
Software: 0.18%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	225,000	201,437
Utilities: 2.20%
Electric: 2.02%
Duke Energy Corp.	3.10	6-15-2028	100,000	105,175
Duke Energy Corp.	3.85	6-15-2034	100,000	104,644
Duke Energy Indiana LLC	5.40	4-1-2053	200,000	192,893
Enel Finance America LLC144A	2.88	7-12-2041	400,000	266,465
Entergy Louisiana LLC	4.75	9-15-2052	150,000	130,986
Eversource Energy	5.50	1-1-2034	280,000	277,136
NextEra Energy Capital Holdings, Inc.	5.25	2-28-2053	75,000	69,903
Oklahoma Gas & Electric Co.	5.60	4-1-2053	200,000	201,445
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Southern California Edison Co.	3.65%	2-1-2050		$75,000	$54,895
Southern California Edison Co.%%	5.75	4-15-2054		170,000	169,315
Vistra Operations Co. LLC144A	3.70	1-30-2027		175,000	165,525
Vistra Operations Co. LLC144A	6.95	10-15-2033		285,000	296,940
Vistra Operations Co. LLC144A	7.75	10-15-2031		250,000	258,599
					2,293,921
Gas: 0.18%
Southern California Gas Co.	5.75	6-1-2053		200,000	202,204
Total corporate bonds and notes (Cost $21,445,278)					21,524,722
Foreign corporate bonds and notes: 10.18%
Basic materials: 0.09%
Forest products & paper: 0.09%
Ahlstrom Holding 3 OYJ144A	3.63	2-4-2028	EUR	100,000	101,055
Communications: 1.79%
Media: 0.14%
Tele Columbus AG144A	3.88	5-2-2025	EUR	100,000	65,929
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	100,000	92,276
					158,205
Telecommunications: 1.65%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	132,871
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	535,170
Eutelsat SA	1.50	10-13-2028	EUR	200,000	138,838
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	438,078
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	100,000	101,254
Tele2 AB	0.75	3-23-2031	EUR	200,000	182,727
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	226,157
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	100,000	109,728
					1,864,823
Consumer, cyclical: 1.29%
Auto manufacturers: 0.27%
Stellantis NV	2.00	3-20-2025	EUR	100,000	105,926
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	200,000	199,410
					305,336
Distribution/wholesale: 0.24%
Azelis Finance NV144A	5.75	3-15-2028	EUR	250,000	278,057
Entertainment: 0.78%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	100,000	104,892
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	250,000	285,037
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	100,000	112,944
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Entertainment(continued)
Cirsa Finance International Sarl144A	10.38%	11-30-2027	EUR	90,000	$104,810
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	273,450
					881,133
Consumer, non-cyclical: 0.84%
Agriculture: 0.11%
BAT International Finance PLC	2.25	1-16-2030	EUR	130,000	126,753
Commercial services: 0.29%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	300,000	325,196
Food: 0.09%
Sigma Holdco BV144A	5.75	5-15-2026	EUR	100,000	101,919
Pharmaceuticals: 0.35%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	200,000	189,008
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)±	7.00	9-25-2083	EUR	100,000	108,268
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	100,000	103,488
					400,764
Diversified: 0.25%
Holding companies-divers: 0.25%
Stena International SA	7.25	2-15-2028	EUR	250,000	284,926
Energy: 0.62%
Oil & gas: 0.62%
Aker BP ASA	1.13	5-12-2029	EUR	250,000	235,035
BP Capital Markets PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.52%)ʊ±	3.25	3-22-2026	EUR	450,000	469,189
					704,224
Financial: 3.13%
Banks: 2.86%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	200,218
Banco BPM SpA	0.88	7-15-2026	EUR	100,000	100,723
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	100,000	112,839
BPER Banca (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.08%)±	3.63	11-30-2030	EUR	250,000	265,747
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	452,089
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	100,000	112,538
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	200,000	221,268
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	228,019
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	400,000	420,148
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13%	4-15-2026	EUR	200,000	$205,892
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	918,696
					3,238,177
Insurance: 0.27%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	150,000	140,372
AXA SA	3.63	1-10-2033	EUR	150,000	165,800
					306,172
Industrial: 0.84%
Engineering & construction: 0.24%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	300,000	276,097
Environmental control: 0.26%
Derichebourg SA	2.25	7-15-2028	EUR	300,000	297,085
Packaging & containers: 0.34%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	100,000	99,527
OI European Group BV	6.25	5-15-2028	EUR	250,000	280,337
					379,864
Utilities: 1.33%
Electric: 0.67%
Enel Finance International NV	0.50	6-17-2030	EUR	250,000	223,678
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	200,000	223,869
RWE AG	2.75	5-24-2030	EUR	200,000	204,857
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	100,000	107,177
					759,581
Gas: 0.43%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	100,000	95,987
Snam SpA	0.63	6-30-2031	EUR	450,000	392,970
					488,957
Water: 0.23%
Thames Water Utilities Finance PLC	4.00	4-18-2027	EUR	250,000	256,410
Total foreign corporate bonds and notes (Cost $11,750,383)					11,534,734
Foreign government bonds: 7.35%
Australia: 1.19%
Australia	2.75	11-21-2028	AUD	1,065,000	662,303
Australia	3.00	11-21-2033	AUD	1,150,000	679,610
					1,341,913
Brazil: 1.93%
Brazil¤	0.00	7-1-2024	BRL	5,800,000	1,128,776
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Brazil(continued)
Brazil¤	0.00%	10-1-2025	BRL	3,800,000	$657,608
Brazil	10.00	1-1-2027	BRL	2,000,000	401,681
					2,188,065
France: 0.98%
France	0.75	2-25-2028	EUR	1,110,000	1,110,392
Malaysia: 0.37%
Malaysia	3.88	3-14-2025	MYR	1,975,000	418,397
Spain: 1.51%
Spain¤	0.00	1-31-2028	EUR	1,770,000	1,707,385
United Kingdom: 1.37%
U.K. Gilts	3.25	1-31-2033	GBP	1,310,000	1,553,668
Total foreign government bonds (Cost $8,345,527)					8,319,820

	Shares
Investment companies: 0.34%
Exchange-traded funds: 0.34%
SPDR Portfolio High Yield Bond ETF	16,306	380,419
Total investment companies (Cost $369,983)		380,419

			Principal
Loans: 0.92%
Consumer, cyclical: 0.42%
Airlines: 0.21%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.33	4-20-2028	$236,111	240,538
Retail: 0.21%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.86	3-3-2028	250,000	238,563
Consumer, non-cyclical: 0.21%
Commercial services: 0.21%
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.85	9-1-2028	248,728	240,263
Energy: 0.09%
Pipelines: 0.09%
Prairie ECI Acquiror LP (U.S. SOFR 3 Month+4.75%)±	10.07	2-22-2029	100,000	99,188
Financial: 0.20%
Insurance: 0.20%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	225,000	223,531
Total loans (Cost $1,040,474)				1,042,083
Non-agency mortgage-backed securities: 9.16%
Bank Series 2022-BNK44 Class A5±±	5.75	11-15-2055	380,000	396,456
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46%	3-15-2055	$475,000	$419,284
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.44	5-15-2055	280,000	259,339
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	250,000	249,136
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	8.01	11-15-2028	250,000	250,801
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	220,995
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	860,000	839,038
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	533,225
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.94	2-15-2041	750,000	749,060
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	307,528	279,097
CHNGE Mortgage Trust Series 2023-4 Class A1144A	7.57	9-25-2058	355,286	358,119
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	7.75	9-25-2029	76,733	71,613
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	118,404	100,140
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	527,408	430,372
JP Morgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	80,509	70,040
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.76	11-15-2045	146,220	126,729
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	250,000	212,637
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	107,311	96,733
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	411,408	349,970
OBX Trust Series 2022-NQM7 Class A1144A	5.11	8-25-2062	1,065,868	1,045,438
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	6.15	10-15-2036	987,530	969,036
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	7.67	10-19-2036	335,000	336,256
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	20,437	19,834
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,738,547	1,372,896
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	67,509	61,789
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	6.74	10-25-2059	150,000	153,692
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	277,934
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	69,755	61,603
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	71,990	63,696
Total non-agency mortgage-backed securities (Cost $10,552,324)				10,374,958
U.S. Treasury securities: 18.11%
U.S. Treasury Bonds	4.25	2-15-2054	375,000	367,969
U.S. Treasury Bonds	4.75	11-15-2043	1,245,000	1,281,183
U.S. Treasury Bonds	4.75	11-15-2053	1,365,000	1,452,232
U.S. Treasury Notes##	3.88	1-15-2026	2,305,000	2,272,046
U.S. Treasury Notes##	4.00	1-31-2029	6,440,000	6,365,537
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.00%	2-15-2034	$2,240,000	$2,196,250
U.S. Treasury Notes##	4.25	1-31-2026	4,170,000	4,138,888
U.S. Treasury Notes##	4.38	11-30-2028	2,435,000	2,445,272
Total U.S. Treasury securities (Cost $20,528,302)				20,519,377
Yankee corporate bonds and notes: 8.26%
Basic materials: 0.24%
Chemicals: 0.24%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	300,000	272,864
Communications: 0.85%
Internet: 0.16%
Prosus NV144A	4.03	8-3-2050	285,000	181,417
Telecommunications: 0.69%
Nokia OYJ	6.63	5-15-2039	105,000	101,322
Rogers Communications, Inc.	4.55	3-15-2052	500,000	412,627
Telefonica Emisiones SA	5.21	3-8-2047	300,000	269,832
				783,781
Consumer, cyclical: 0.63%
Airlines: 0.23%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	300,000	252,750
Leisure time: 0.40%
Carnival Corp.144A	6.00	5-1-2029	185,000	180,785
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	75,000	73,805
Royal Caribbean Cruises Ltd.144A%%	6.25	3-15-2032	200,000	200,534
				455,124
Consumer, non-cyclical: 0.45%
Pharmaceuticals: 0.45%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	305,000	298,350
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	200,000	216,072
				514,422
Energy: 0.38%
Pipelines: 0.38%
Enbridge, Inc.	3.40	8-1-2051	400,000	279,557
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	150,000	151,909
				431,466
Financial: 5.07%
Banks: 3.28%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	143,929
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	400,000	380,401
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Barclays PLC (U.S. SOFR+2.22%)±	6.49%	9-13-2029	$250,000	$257,697
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	200,000	184,895
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	500,000	499,420
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±%%	5.71	3-1-2030	520,000	521,104
Intesa Sanpaolo SpA144A	7.20	11-28-2033	400,000	418,742
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	194,524
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	400,000	325,666
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	500,000	417,156
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	200,000	182,090
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	200,000	184,804
				3,710,428
Diversified financial services: 0.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	450,000	415,076
CI Financial Corp.	4.10	6-15-2051	105,000	62,011
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	13,437
				490,524
Insurance: 0.41%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	417,191
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	45,000	45,364
				462,555
Private equity: 0.95%
Brookfield Finance, Inc.	3.63	2-15-2052	200,000	142,303
Brookfield Finance, Inc.%%	5.97	3-4-2054	500,000	503,926
Brookfield Finance, Inc.	6.35	1-5-2034	410,000	430,820
				1,077,049
Industrial: 0.12%
Aerospace/defense: 0.12%
Bombardier, Inc.144A	7.88	4-15-2027	140,000	140,179
Utilities: 0.52%
Electric: 0.52%
Comision Federal de Electricidad144A	3.35	2-9-2031	500,000	421,566
Comision Federal de Electricidad144A	3.88	7-26-2033	200,000	163,899
				585,465
Total yankee corporate bonds and notes (Cost $9,502,710)				9,358,024
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 2.37%
Benin: 0.17%
Benin144A	7.96%	2-13-2038	$200,000	$193,612
Colombia: 0.32%
Colombia	3.13	4-15-2031	200,000	157,657
Colombia	8.00	11-14-2035	200,000	207,426
				365,083
Dominican Republic: 0.30%
Dominican Republic144A	4.88	9-23-2032	380,000	337,529
Ivory Coast: 0.26%
Ivory Coast144A	8.25	1-30-2037	300,000	292,845
Kenya: 0.18%
Kenya144A	8.25	2-28-2048	250,000	203,490
Mexico: 0.18%
Mexico	6.35	2-9-2035	200,000	204,572
Oman: 0.18%
Oman144A	6.25	1-25-2031	200,000	204,500
Panama: 0.44%
Panama	4.50	1-19-2063	500,000	309,657
Panama	6.40	2-14-2035	200,000	184,559
				494,216
Paraguay: 0.23%
Paraguay144A	5.40	3-30-2050	300,000	257,250
Romania: 0.11%
Romanian144A	6.38	1-30-2034	130,000	129,082
Total yankee government bonds (Cost $2,719,341)				2,682,179

		Yield	Shares
Short-term investments: 1.38%
Investment companies: 1.38%
Allspring Government Money Market Fund Select Class♠∞##		5.24	1,564,264	1,564,264
Total short-term investments (Cost $1,564,264)				1,564,264
Total investments in securities (Cost $127,472,646)	112.04%			126,913,782
Other assets and liabilities, net	(12.04)			(13,634,373)
Total net assets	100.00%			$113,279,409

The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—February 29, 2024 (unaudited)

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,048,819	$65,946,760	$(66,431,315)	$0	$0	$1,564,264	1,564,264	$66,670
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	328,932	AUD	480,000	Morgan Stanley, Inc.	4-2-2024	$16,647	$0
USD	254,480	AUD	375,000	Morgan Stanley, Inc.	4-2-2024	10,507	0
USD	111,338	AUD	170,000	Morgan Stanley, Inc.	4-2-2024	737	0
USD	7,057,958	EUR	6,431,000	Citibank N.A.	4-2-2024	99,139	0
USD	3,734,288	EUR	3,400,000	Citibank N.A.	4-2-2024	55,236	0
USD	772,275	EUR	705,000	Citibank N.A.	4-2-2024	9,412	0
USD	473,257	EUR	430,000	Citibank N.A.	4-2-2024	7,965	0
USD	604,815	EUR	550,000	Citibank N.A.	4-2-2024	9,675	0
USD	685,868	EUR	630,000	Citibank N.A.	4-2-2024	4,162	0
USD	114,278	EUR	105,000	Citibank N.A.	4-2-2024	660	0
EUR	150,000	USD	163,221	Citibank N.A.	4-2-2024	0	(910)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—February 29, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	539,515	EUR	500,000	Citibank N.A.	4-2-2024	$0	$(1,522)
USD	205,769	EUR	190,000	Citibank N.A.	4-2-2024	175	0
USD	1,137,403	EUR	1,050,000	Citibank N.A.	4-2-2024	1,225	0
USD	380,353	EUR	350,000	Citibank N.A.	4-2-2024	1,627	0
USD	439,651	EUR	405,000	Citibank N.A.	4-2-2024	1,410	0
USD	927,689	GBP	733,000	Citibank N.A.	4-2-2024	2,261	0
USD	126,298	GBP	100,000	Citibank N.A.	4-2-2024	46	0
USD	483,606	GBP	380,000	Citibank N.A.	4-2-2024	3,848	0
USD	329,821	GBP	260,000	Citibank N.A.	4-2-2024	1,566	0
JPY	16,500,000	USD	116,680	Citibank N.A.	4-2-2024	0	(6,119)
USD	209,227	MYR	975,000	Morgan Stanley, Inc.	4-2-2024	3,374	0
USD	214,278	MYR	1,025,000	Morgan Stanley, Inc.	4-2-2024	0	(2,132)
						$229,672	$(10,683)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	7	6-18-2024	$773,184	$773,063	$0	$(121)
Ultra Long Term U.S. Treasury Bond	27	6-18-2024	3,454,924	3,452,625	0	(2,299)
2-Year U.S. Treasury Notes	212	6-28-2024	43,389,886	43,407,000	17,114	0
5-Year U.S. Treasury Notes	62	6-28-2024	6,617,379	6,628,187	10,808	0
Short
10-Year Euro BUND Index	(1)	3-7-2024	(144,674)	(143,368)	1,306	0
2-Year Euro SCHATZ	(2)	3-7-2024	(229,353)	(227,292)	2,061	0
5-Year Euro-BOBL Futures	(4)	3-7-2024	(509,051)	(502,442)	6,609	0
Ultra 10-Year U.S. Treasury Notes	(105)	6-18-2024	(11,959,008)	(11,988,047)	0	(29,039)
					$37,898	$(31,459)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $125,908,382)	$125,349,518
Investments in affiliated securities, at value (cost $1,564,264)	1,564,264
Cash	182,345
Cash at broker segregated for futures contracts	368,000
Foreign currency, at value (cost $451,682)	449,938
Receivable for investments sold	2,901,108
Receivable for interest	1,066,051
Receivable for Fund shares sold	646,798
Unrealized gains on forward foreign currency contracts	229,672
Receivable for daily variation margin on open futures contracts	18,938
Receivable from manager	5,668
Prepaid expenses and other assets	24,620
Total assets	132,806,920
Liabilities
Payable for when-issued transactions	16,428,644
Payable for investments purchased	2,057,022
Payable for Fund shares redeemed	709,101
Cash due to broker	290,000
Payable for daily variation margin on open futures contracts	24,861
Unrealized losses on forward foreign currency contracts	10,683
Accrued expenses and other liabilities	7,200
Total liabilities	19,527,511
Total net assets	$113,279,409
Net assets consist of
Paid-in capital	$117,235,309
Total distributable loss	(3,955,900)
Total net assets	$113,279,409
Computation of net asset value per share
Net assets	$113,279,409
Shares outstanding[1]	6,769,522
Net asset value per share	$16.73
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $618)	$1,700,910
Income from affiliated securities	66,670
Dividends	12,120
Total investment income	1,779,700
Expenses
Custody and accounting fees	2,461
Professional fees	21,077
Registration fees	22,787
Shareholder report expenses	5,614
Trustees’ fees and expenses	12,262
Other fees and expenses	5,266
Total expenses	69,467
Less: Fee waivers and/or expense reimbursements	(69,467)
Net expenses	0
Net investment income	1,779,700
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(310,049)
Foreign currency and foreign currency translations	(27,854)
Forward foreign currency contracts	(159,511)
Futures contracts	(253,544)
Swap contracts	13,042
Net realized losses on investments	(737,916)
Net change in unrealized gains (losses) on
Unaffiliated securities	977,725
Foreign currency and foreign currency translations	(1,771)
Forward foreign currency contracts	274,569
Futures contracts	(73,934)
Net change in unrealized gains (losses) on investments	1,176,589
Net realized and unrealized gains (losses) on investments	438,673
Net increase in net assets resulting from operations	$2,218,373
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$1,779,700		$1,039,657
Net realized losses on investments		(737,916)		(2,336,202)
Net change in unrealized gains (losses) on investments		1,176,589		1,507,302
Net increase in net assets resulting from operations		2,218,373		210,757
Distributions to shareholders from
Net investment income and net realized gains		(1,835,345)		(984,333)
Capital share transactions	Shares		Shares
Proceeds from shares sold	5,285,695	88,231,514	302,878	5,070,415
Reinvestment of distributions	43,265	713,624	56,706	933,806
Payment for shares redeemed	(233,895)	(3,921,626)	0	0
Net increase in net assets resulting from capital share transactions		85,023,512		6,004,221
Total increase in net assets		85,406,540		5,230,645
Net assets
Beginning of period		27,872,869		22,642,224
End of period		$113,279,409		$27,872,869
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
		2023	2022	2021[1]
Net asset value, beginning of period	$16.65	$17.22	$20.27	$20.00
Net investment income	0.49 [2]	0.76 [2]	0.57	0.14
Net realized and unrealized gains (losses) on investments	0.11	(0.62)	(2.86)	0.13
Total from investment operations	0.60	0.14	(2.29)	0.27
Distributions to shareholders from
Net investment income	(0.52)	(0.71)	(0.72)	0.00
Net realized gains	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.52)	(0.71)	(0.76)	0.00
Net asset value, end of period	$16.73	$16.65	$17.22	$20.27
Total return[3]	3.71%	0.95%	(11.59)%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.69%	0.96%	0.83%
Net expenses[4]	0.00%	0.00%	0.00%	0.00%
Net investment income	5.98%	4.53%	3.04%	2.75%
Supplemental data
Portfolio turnover rate	156%	249%	125%	27%
Net assets, end of period (000s omitted)	$113,279	$27,873	$22,642	$25,337

[1]	For the period from June 2, 2021 (commencement of operations) to August 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series CP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a
Allspring Managed Account | 27

Notes to financial statements (unaudited)
when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”)  with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of Operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection
28 | Allspring Managed Account

Notes to financial statements (unaudited)
seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Managed Account | 29

Notes to financial statements (unaudited)
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $127,512,162 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,365,387
Gross unrealized losses	(1,738,339)
Net unrealized losses	$(372,952)
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $1,339,077 in short-term capital losses and $1,644,880 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$15,667,206	$0	$15,667,206
Asset-backed securities	0	23,516,855	429,141	23,945,996
Corporate bonds and notes	0	21,524,722	0	21,524,722
Foreign corporate bonds and notes	0	11,534,734	0	11,534,734
Foreign government bonds	0	8,319,820	0	8,319,820
Investment companies	380,419	0	0	380,419
Loans	0	1,042,083	0	1,042,083
Non-agency mortgage-backed securities	0	10,374,958	0	10,374,958
U.S. Treasury securities	20,519,377	0	0	20,519,377
Yankee corporate bonds and notes	0	9,358,024	0	9,358,024
Yankee government bonds	0	2,682,179	0	2,682,179
Short-term investments
Investment companies	1,564,264	0	0	1,564,264
	22,464,060	104,020,581	429,141	126,913,782
Forward foreign currency contracts	0	229,672	0	229,672
Futures contracts	37,898	0	0	37,898
Total assets	$22,501,958	$104,250,253	$429,141	$127,181,352
Liabilities
Forward foreign currency contracts	$0	$10,683	$0	$10,683
Futures contracts	31,459	0	0	31,459
Total liabilities	$31,459	$10,683	$0	$42,142
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
30 | Allspring Managed Account

Notes to financial statements (unaudited)
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$124,859,368	$77,467,085	$96,093,059	$10,226,748
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 29, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the six months ended February 29, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$458,847
Average contract amounts to sell	10,353,208
Futures contracts
Average notional balance on long futures	$36,361,037
Average notional balance on short futures	6,418,606
Swap contracts
Average notional balance	$52,857
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Allspring Managed Account | 31

Notes to financial statements (unaudited)
The fair value of derivative instruments as of February 29, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$229,672	$229,672
Futures contracts	37,898 *	0	37,898
	$37,898	$229,672	$267,570
Liability derivatives
Forward foreign currency contracts	$0	$10,683	$10,683
Futures contracts	31,459 *	0	31,459
	$31,459	$10,683	$42,142

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 29, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(159,511)	$(159,511)
Futures contracts	(253,544)	0	0	(253,544)
Swap contracts	0	13,042	0	13,042
	$(253,544)	$13,042	$(159,511)	$(400,013)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$274,569	$274,569
Futures contracts	(73,934)	0	0	(73,934)
	$(73,934)	$0	$274,569	$200,635
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank N.A.	$198,407	$(8,551)	$0	$189,856
Morgan Stanley, Inc.	31,265	(2,132)	0	29,133

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Citibank N.A.	$8,551	$(8,551)	$0	$0
Morgan Stanley, Inc.	2,132	(2,132)	0	0
32 | Allspring Managed Account

Notes to financial statements (unaudited)
7.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of February 29, 2024, Allspring Funds Management or one of its affiliates owned 21% of the Fund.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Managed Account | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholder may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34 | Allspring Managed Account

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-877-9275 or by visiting the website at allspringglobal.com.

Allspring Managed Account | 35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

36 | Allspring Managed Account

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Managed Account | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholder of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-ylz2xabn 04-24
SAR4903 02-24

Allspring Conservative Income Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Conservative Income Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Conservative Income Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Conservative Income Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Conservative Income Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Conservative Income Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Andrew M. Greenberg, CFA, Anthony J. Melville, CFA, Jeffrey L. Weaver, CFA

Average annual total returns (%) as of February 29, 2024
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A2 (WCIAX)[3]	5-29-2020	5.36	1.89	1.36	0.63	0.40
Institutional Class (WCIIX)	5-31-2013	5.62	2.10	1.58	0.41	0.25
Bloomberg U.S. Aggregate Bond Index[4]	–	3.33	0.56	1.43	–	–
Bloomberg 6-9 Month Treasury Bill Index[5]	–	4.58	1.73	1.23	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class A2 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.40% for Class A2 and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A2 shares.

[4]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]
The Bloomberg 6-9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage-and asset-backed securities risk, and municipal securities risk.  Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Conservative Income Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
Capital One Prime Auto Receivables Trust, 5.20%, 5-15-2026	2.07
Bank of America NA, 5.65%, 8-18-2025	2.04
Morgan Stanley Bank NA, 5.48%, 7-16-2025	2.03
Mercedes-Benz Finance North America LLC, 0.75%, 3-1-2024	2.02
American Honda Finance Corp., 4.60%, 4-17-2025	2.01
Banque Federative du Credit Mutuel SA, 2.38%, 11-21-2024	1.98
JPMorgan Chase & Co., 3.85%, 6-14-2025	1.98
Skandinaviska Enskilda Banken AB, 0.65%, 9-9-2024	1.97
Bank of Montreal, 1.85%, 5-1-2025	1.95
Citibank NA, 5.86%, 9-29-2025	1.94

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 29, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Conservative Income Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A2
Actual	$1,000.00	$1,028.28	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01	0.40%
Institutional Class
Actual	$1,000.00	$1,030.07	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	$1.26	0.25%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Conservative Income Fund

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 2.09%
GNMA±±	4.58%	8-20-2070	$1,620,059	$1,583,955
GNMA Series 2023-H13 Class BA±±	4.65	5-20-2073	1,541,452	1,516,567
Total agency securities (Cost $3,217,607)				3,100,522
Asset-backed securities: 30.25%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A2A	4.20	12-18-2025	72,995	72,867
BMW Vehicle Lease Trust Series 2022-1 Class A3	1.10	3-25-2025	127,974	127,590
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16	11-25-2025	885,000	882,909
BMW Vehicle Lease Trust Series 2023-1 Class A2	5.27	2-25-2025	475,280	475,172
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20	5-15-2026	3,074,910	3,070,724
CARDS II Trust Series 2021-1A Class A144A	0.60	4-15-2027	2,000,000	1,986,901
CarMax Auto Owner Trust Series 2020-4 Class A3	0.50	8-15-2025	222,988	221,633
CarMax Auto Owner Trust Series 2021-4 Class A3	0.56	9-15-2026	2,142,962	2,071,260
Carvana Auto Receivables Trust Series 2022-P3 Class A2	4.42	12-10-2025	213,116	212,862
Chase Auto Owner Trust Series 2022-AA Class A2144A	3.86	10-27-2025	129,948	129,749
Chase Auto Owner Trust Series 2023-AA Class A2144A	5.90	3-25-2027	747,721	749,417
Chesapeake Funding II LLC Series 2020-1A Class A1144A	0.87	8-15-2032	82,253	81,952
Daimler Trucks Retail Trust Series 2022-1 Class A2	5.07	9-16-2024	98,130	98,100
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A1 (U.S. SOFR 1 Month+0.44%)144A±	5.76	12-11-2034	188,970	189,087
Enterprise Fleet Financing LLC Series 2024-1 Class A2144A	5.23	3-20-2030	2,000,000	1,995,785
Evergreen Credit Card Trust Series 2021-1 Class A144A	0.90	10-15-2026	1,000,000	971,458
Evergreen Credit Card Trust Series 2022-CRT1 Class B144A	5.61	7-15-2026	2,000,000	1,996,657
Evergreen Credit Card Trust Series 2022-CRT2 Class B144A	6.56	11-15-2026	1,000,000	1,003,687
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06	5-15-2027	1,450,000	1,446,389
Ford Credit Auto Owner Trust Series 2022-C Class A2A	4.52	4-15-2025	75,936	75,889
GM Financial Automobile Leasing Trust Series 2022-3 Class A4	4.11	8-20-2026	2,000,000	1,978,875
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27	6-20-2025	564,668	564,283
Honda Auto Receivables Owner Trust Series 2021-3 Class A3	0.41	11-18-2025	1,088,434	1,064,433
Honda Auto Receivables Owner Trust Series 2021-4 Class A4	1.14	6-21-2028	1,530,000	1,454,390
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22	10-21-2025	964,397	963,027
Hyundai Auto Lease Securitization Trust Series 2022-A Class A3144A	1.16	1-15-2025	623,566	622,432
Hyundai Auto Receivables Trust Series 2023-A Class A2A	5.19	12-15-2025	559,578	558,778
John Deere Owner Trust Series 2022-B Class A2	3.73	6-16-2025	139,225	139,000
John Deere Owner Trust Series 2022-C Class A2	4.98	8-15-2025	486,648	486,144
Mercedes-Benz Auto Lease Trust Series 2023-A Class A2	5.24	11-17-2025	1,731,937	1,730,261
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A2	5.26	10-15-2025	418,319	418,168
Nissan Auto Lease Trust Series 2022-A Class A3	3.81	5-15-2025	544,436	542,713
Nissan Auto Receivables Owner Trust Series 2023-A Class A2A	5.34	2-17-2026	1,722,925	1,721,302
Porsche Financial Auto Securitization Trust Series 2023-1A Class A2144A	5.42	12-22-2026	1,761,887	1,760,954
Porsche Financial Auto Securitization Trust Series 2023-2A Class A2A144A	5.88	11-23-2026	850,000	852,034
SBNA Auto Lease Trust Series 2023-A Class A2144A	6.27	4-20-2026	1,000,000	1,005,460
SBNA Auto Lease Trust Series 2023-A Class A3144A	6.51	4-20-2027	2,000,000	2,033,868
Tesla Auto Lease Trust Series 2023-A Class A3144A	5.89	6-22-2026	2,225,000	2,237,873
Toyota Auto Receivables Owner Trust Series 2023-A Class A2	5.05	1-15-2026	1,607,576	1,605,321
Toyota Lease Owner Trust Series 2023-A Class A2144A	5.30	8-20-2025	710,555	709,674
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Venture XXV CLO Ltd. Series 2016-25A Class ARR (U.S. SOFR 3 Month+1.28%)144A±	6.60%	4-20-2029	$290,174	$290,395
Verizon Master Trust Series 2024-1 Class A1A	5.00	12-20-2028	1,000,000	997,228
World Omni Auto Receivables Trust 2022-D Series 2022-D Class A3	5.61	2-15-2028	2,500,000	2,507,610
World Omni Automobile Lease Securitization Trust Series 2023-A Class A2A	5.47	11-17-2025	739,197	738,657
Total asset-backed securities (Cost $44,898,072)				44,842,968
Corporate bonds and notes: 39.44%
Basic materials: 3.02%
Forest products & paper: 1.84%
Georgia-Pacific LLC144A	0.63	5-15-2024	2,750,000	2,722,693
Mining: 1.18%
Glencore Funding LLC144A	4.13	3-12-2024	1,750,000	1,749,283
Consumer, cyclical: 7.31%
Auto manufacturers: 7.31%
American Honda Finance Corp. Series A	4.60	4-17-2025	3,000,000	2,979,264
BMW U.S. Capital LLC144A	5.30	8-11-2025	2,200,000	2,206,173
Daimler Truck Finance North America LLC144A	5.20	1-17-2025	1,500,000	1,495,520
Hyundai Capital America144A	5.80	6-26-2025	500,000	501,877
Hyundai Capital America144A	6.25	11-3-2025	650,000	657,440
Mercedes-Benz Finance North America LLC144A	0.75	3-1-2024	3,000,000	3,000,000
				10,840,274
Consumer, non-cyclical: 4.66%
Agriculture: 2.68%
BAT Capital Corp.	2.79	9-6-2024	1,500,000	1,476,951
Philip Morris International, Inc.	5.13	11-15-2024	2,500,000	2,493,592
				3,970,543
Beverages: 0.89%
Keurig Dr Pepper, Inc.	0.75	3-15-2024	1,321,000	1,318,979
Pharmaceuticals: 1.09%
Bristol-Myers Squibb Co.	4.95	2-20-2026	1,625,000	1,622,223
Financial: 21.33%
Banks: 12.20%
Bank of America NA	5.65	8-18-2025	3,000,000	3,021,665
Bank of New York Mellon Corp.	3.25	9-11-2024	1,500,000	1,482,312
Bank of New York Mellon (U.S. SOFR+0.80%)±	5.22	11-21-2025	2,000,000	1,996,074
Citibank NA	5.86	9-29-2025	2,850,000	2,883,484
JPMorgan Chase & Co. (U.S. SOFR+0.98%)±	3.85	6-14-2025	2,948,000	2,930,036
Morgan Stanley Bank NA	5.48	7-16-2025	3,000,000	3,012,464
Wells Fargo Bank NA	5.55	8-1-2025	2,750,000	2,761,251
				18,087,286
The accompanying notes are an integral part of these financial statements.
10 | Allspring Conservative Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 6.67%
Athene Global Funding (U.S. SOFR+0.70%)144A±	6.04%	5-24-2024	$2,500,000	$2,501,847
Brighthouse Financial Global Funding (U.S. SOFR+0.76%)144A±	6.11	4-12-2024	1,200,000	1,200,815
GA Global Funding Trust (U.S. SOFR+1.36%)144A±	6.71	4-11-2025	2,000,000	2,005,268
New York Life Global Funding144A	3.60	8-5-2025	1,800,000	1,762,507
Principal Life Global Funding II144A	0.75	4-12-2024	305,000	303,390
Principal Life Global Funding II (U.S. SOFR+0.38%)144A±	5.72	8-23-2024	670,000	670,409
Protective Life Global Funding144A	1.65	1-13-2025	1,500,000	1,452,232
				9,896,468
REITS: 2.46%
Public Storage Operating Co. (U.S. SOFR+0.47%)±	5.82	4-23-2024	1,195,000	1,195,030
Simon Property Group LP	2.00	9-13-2024	2,500,000	2,447,987
				3,643,017
Industrial: 0.78%
Trucking & leasing: 0.78%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	1.20	11-15-2025	1,250,000	1,161,101
Technology: 1.01%
Computers: 1.01%
Hewlett Packard Enterprise Co.	5.90	10-1-2024	1,500,000	1,501,677
Utilities: 1.33%
Electric: 1.33%
CenterPoint Energy, Inc. (U.S. SOFR+0.65%)±	5.99	5-13-2024	723,000	723,114
NextEra Energy Capital Holdings, Inc.	4.95	1-29-2026	1,000,000	992,193
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025	250,000	250,899
				1,966,206
Total corporate bonds and notes (Cost $58,359,031)				58,479,750
Yankee corporate bonds and notes: 26.37%
Financial: 26.37%
Banks: 25.08%
Bank of Montreal	1.85	5-1-2025	3,000,000	2,882,975
Bank of Nova Scotia	0.65	7-31-2024	2,736,000	2,682,009
Banque Federative du Credit Mutuel SA144A	2.38	11-21-2024	3,000,000	2,933,500
Canadian Imperial Bank of Commerce	1.00	10-18-2024	2,000,000	1,945,030
Commonwealth Bank of Australia	5.08	1-10-2025	2,000,000	1,995,638
Cooperatieve Rabobank UA	4.85	1-9-2026	1,550,000	1,543,447
Federation des Caisses Desjardins du Quebec (U.S. SOFR+0.43%)144A±	5.77	5-21-2024	2,050,000	2,050,917
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.55%)±	5.06	9-12-2025	2,750,000	2,738,420
National Australia Bank Ltd.	4.75	12-10-2025	1,850,000	1,841,189
NatWest Markets PLC (U.S. SOFR+0.53%)144A±	5.87	8-12-2024	1,250,000	1,250,554
Nordea Bank Abp144A	0.63	5-24-2024	1,000,000	988,739
Royal Bank of Canada	5.66	10-25-2024	2,000,000	2,000,692
Skandinaviska Enskilda Banken AB144A	0.65	9-9-2024	3,000,000	2,921,448
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR+0.44%)144A±	5.79%	9-16-2024	$1,200,000	$1,200,902
Toronto-Dominion Bank	4.29	9-13-2024	2,500,000	2,482,597
UBS AG	5.80	9-11-2025	1,500,000	1,510,750
UBS AG (U.S. SOFR+0.45%)144A±	5.79	8-9-2024	1,500,000	1,501,350
Westpac Banking Corp.	5.51	11-17-2025	700,000	705,405
Westpac Banking Corp. (U.S. SOFR+0.30%)±	5.64	11-18-2024	2,000,000	2,000,700
				37,176,262
Savings & loans: 1.29%
Nationwide Building Society144A	1.00	8-28-2025	1,000,000	938,580
Nationwide Building Society144A	3.90	7-21-2025	1,000,000	980,117
				1,918,697
Total yankee corporate bonds and notes (Cost $39,017,941)				39,094,959

Short-term investments: 1.89%
Commercial paper: 1.89%
Eversource Energy144A		5.55	3-1-2024	1,000,000	999,850
Western Union Co.144A		5.53	3-1-2024	1,800,000	1,799,728
					2,799,578
Total short-term investments (Cost $2,800,424)					2,799,578
Total investments in securities (Cost $148,293,075)	100.04%				148,317,777
Other assets and liabilities, net	(0.04)				(64,324)
Total net assets	100.00%				$148,253,453

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$666,357	$77,737,007	$(78,403,364)	$0	$0	$0	0	$41,751
The accompanying notes are an integral part of these financial statements.
12 | Allspring Conservative Income Fund

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $148,293,075)	$148,317,777
Cash	643,567
Receivable for interest	946,347
Prepaid expenses and other assets	63,504
Total assets	149,971,195
Liabilities
Payable for investments purchased	1,166,392
Dividends payable	450,636
Payable for Fund shares redeemed	41,754
Administration fees payable	10,319
Management fee payable	5,695
Trustees’ fees and expenses payable	910
Accrued expenses and other liabilities	42,036
Total liabilities	1,717,742
Total net assets	$148,253,453
Net assets consist of
Paid-in capital	$155,097,190
Total distributable loss	(6,843,737)
Total net assets	$148,253,453
Computation of net asset value per share
Net assets–Class A2	$184,578
Shares outstanding–Class A2[1]	18,643
Net asset value per share–Class A2	$9.90
Net assets–Institutional Class	$148,068,875
Shares outstanding–Institutional Class[1]	14,962,497
Net asset value per share–Institutional Class	$9.90
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 13

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$4,771,891
Income from affiliated securities	41,751
Total investment income	4,813,642
Expenses
Management fee	219,515
Administration fees
Class A2	136
Institutional Class	70,172
Shareholder servicing fees
Class A2	136
Custody and accounting fees	4,524
Professional fees	41,215
Registration fees	18,357
Shareholder report expenses	10,905
Trustees’ fees and expenses	11,935
Other fees and expenses	4,908
Total expenses	381,803
Less: Fee waivers and/or expense reimbursements
Fund-level	(162,082)
Class A2	(70)
Net expenses	219,651
Net investment income	4,593,991
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(182,685)
Net change in unrealized gains (losses) on investments	705,650
Net realized and unrealized gains (losses) on investments	522,965
Net increase in net assets resulting from operations	$5,116,956
The accompanying notes are an integral part of these financial statements.
14 | Allspring Conservative Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$4,593,991		$9,278,449
Net realized losses on investments		(182,685)		(2,459,784)
Net change in unrealized gains (losses) on investments		705,650		2,473,829
Net increase in net assets resulting from operations		5,116,956		9,292,494
Distributions to shareholders from
Net investment income and net realized gains
Class A2		(4,734)		(10,083)
Institutional Class		(4,687,581)		(9,306,063)
Total distributions to shareholders		(4,692,315)		(9,316,146)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A2	606	6,000	16,246	160,394
Institutional Class	804,576	7,945,120	1,181,753	11,649,365
		7,951,120		11,809,759
Reinvestment of distributions
Class A2	479	4,734	956	9,429
Institutional Class	180,934	1,789,933	459,490	4,527,831
		1,794,667		4,537,260
Payment for shares redeemed
Class A2	(1,212)	(12,010)	(20,313)	(200,287)
Institutional Class	(5,367,286)	(53,076,989)	(11,465,507)	(112,972,138)
		(53,088,999)		(113,172,425)
Net decrease in net assets resulting from capital share transactions		(43,343,212)		(96,825,406)
Total decrease in net assets		(42,918,571)		(96,849,058)
Net assets
Beginning of period		191,172,024		288,021,082
End of period		$148,253,453		$191,172,024
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A2		2023	2022	2021	2020[1]
Net asset value, beginning of period	$9.88	$9.87	$10.02	$10.05	$10.02
Net investment income	0.25 [2]	0.37	0.07	0.04	0.02
Net realized and unrealized gains (losses) on investments	0.03	0.02	(0.16)	(0.03)	0.03
Total from investment operations	0.28	0.39	(0.09)	0.01	0.05
Distributions to shareholders from
Net investment income	(0.26)	(0.38)	(0.06)	(0.04)	(0.02)
Tax basis return of capital	0.00	0.00	0.00	(0.00)[3]	0.00
Total distributions to shareholders	(0.26)	(0.38)	(0.06)	(0.04)	(0.02)
Net asset value, end of period	$9.90	$9.88	$9.87	$10.02	$10.05
Total return[4]	2.83%	4.05%	(0.92)%	0.11%	0.53%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.64%	0.68%	0.70%	0.70%
Net expenses	0.40%	0.40%	0.43%	0.49%	0.50%
Net investment income	5.09%	3.70%	0.70%	0.35%	0.78%
Supplemental data
Portfolio turnover rate	39%	105%	112%	111%	102%
Net assets, end of period (000s omitted)	$185	$185	$216	$173	$71

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Conservative Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.87	$9.87	$10.02	$10.05	$10.00	$9.99
Net investment income	0.26 [1]	0.40	0.09	0.06	0.17	0.26
Net realized and unrealized gains (losses) on investments	0.03	0.00 [2]	(0.16)	(0.02)	0.06	0.01
Total from investment operations	0.29	0.40	(0.07)	0.04	0.23	0.27
Distributions to shareholders from
Net investment income	(0.26)	(0.40)	(0.08)	(0.07)	(0.18)	(0.26)
Tax basis return of capital	0.00	0.00	0.00	(0.00)[2]	0.00	0.00
Total distributions to shareholders	(0.26)	(0.40)	(0.08)	(0.07)	(0.18)	(0.26)
Net asset value, end of period	$9.90	$9.87	$9.87	$10.02	$10.05	$10.00
Total return[3]	3.01%	4.10%	(0.69)%	0.35%	2.30%	2.71%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.41%	0.39%	0.37%	0.38%	0.37%
Net expenses	0.25%	0.25%	0.25%	0.26%	0.27%	0.27%
Net investment income	5.23%	3.89%	0.81%	0.61%	1.74%	2.54%
Supplemental data
Portfolio turnover rate	39%	105%	112%	111%	102%	171%
Net assets, end of period (000s omitted)	$148,069	$190,987	$287,805	$371,584	$384,253	$332,551

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Conservative Income Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
18 | Allspring Conservative Income Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $148,345,401 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$273,505
Gross unrealized losses	(301,129)
Net unrealized losses	$(27,624)
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $5,535,905 in short-term capital losses and $1,114,171 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,100,522	$0	$3,100,522
Asset-backed securities	0	44,842,968	0	44,842,968
Corporate bonds and notes	0	58,479,750	0	58,479,750
Yankee corporate bonds and notes	0	39,094,959	0	39,094,959
Short-term investments
Commercial paper	0	2,799,578	0	2,799,578
Total assets	$0	$148,317,777	$0	$148,317,777
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Conservative Income Fund | 19

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A2	0.15%
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A2	0.40%
Institutional Class	0.25
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A2 shares is charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2024 were $54,554,479 and $50,362,757, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
20 | Allspring Conservative Income Fund

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Conservative Income Fund | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring Conservative Income Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Conservative Income Fund | 23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

24 | Allspring Conservative Income Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Conservative Income Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-a8ms7lf3 04-24
SAR3174 02-24

Allspring Government Securities Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Government Securities Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Government Securities Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Government Securities Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Government Securities Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Government Securities Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA, Michal Stanczyk

Average annual total returns (%) as of February 29, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SGVDX)	8-31-1999	-3.10	-1.33	0.07	1.46	-0.42	0.53	0.90	0.84
Class C (WGSCX)	12-26-2002	-0.30	-1.17	-0.06	0.70	-1.17	-0.06	1.65	1.59
Administrator Class (WGSDX)	4-8-2005	–	–	–	1.67	-0.23	0.74	0.85	0.64
Institutional Class (SGVIX)	8-31-1999	–	–	–	1.83	-0.06	0.91	0.58	0.48
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	3.33	0.56	1.43	–	–
Bloomberg U.S. Aggregate ex Credit Index[4]	–	–	–	–	2.39	0.06	1.01	–	–
Bloomberg U.S. Government Intermediate Bond Index[5]	–	–	–	–	3.61	0.79	1.06	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.84% for Class A, 1.59% for Class C, 0.64% for Administrator Class and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]
The Bloomberg U.S. Aggregate ex Credit Index is composed of the Bloomberg U.S. Government Index and the Bloomberg U.S. Mortgage-Backed Securities Index and
includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]
The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Government Securities Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
FNMA, 2.00%, 2-1-2052	7.29
U.S. Treasury Notes, 4.25%, 1-31-2026	3.57
Resolution Funding Corp. Principal STRIPS, 0.00%, 1-15-2030	2.47
FHLMC, 2.50%, 6-1-2051	2.03
FNMA, 4.50%, 9-1-2052	2.01
Private Export Funding Corp., 0.55%, 7-30-2024	1.90
GNMA, 2.50%, 4-20-2052	1.78
GNMA, 6.00%, 3-20-2054	1.78
GNMA, 2.00%, 3-20-2052	1.56
FHLMC, 2.50%, 11-1-2051	1.48

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 29, 2024[1]

[1]	Figures represent the percentage of the Fund’s long positions. Allocations are subject to change and may have changed since the date specified.

Allspring Government Securities Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,016.55	$4.21	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22	0.84%
Class C
Actual	$1,000.00	$1,012.76	$7.96	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.97	1.59%
Administrator Class
Actual	$1,000.00	$1,016.49	$3.21	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.22	0.64%
Institutional Class
Actual	$1,000.00	$1,018.36	$2.41	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.41	0.48%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Government Securities Fund

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 70.09%
FHLMC¤	0.00%	7-15-2032	$9,900,000	$6,757,352
FHLMC	2.50	9-1-2050	1,104,325	909,172
FHLMC	2.50	6-1-2051	12,370,188	10,184,838
FHLMC	2.50	11-1-2051	8,886,704	7,390,389
FHLMC	2.50	12-1-2051	1,898,604	1,564,409
FHLMC	3.00	6-1-2050	413,421	360,641
FHLMC	3.00	7-1-2050	1,288,130	1,123,688
FHLMC	3.00	8-1-2050	3,185,420	2,758,086
FHLMC	3.50	8-1-2045	1,154,035	1,047,214
FHLMC	3.50	11-1-2045	2,043,262	1,854,125
FHLMC	3.50	12-1-2045	1,851,060	1,679,707
FHLMC	4.00	6-1-2037	4,151,174	3,997,829
FHLMC	4.00	11-1-2042	4,792,914	4,490,439
FHLMC	4.00	6-1-2044	1,085,364	1,020,072
FHLMC	4.00	5-1-2049	630,047	585,232
FHLMC	4.00	9-1-2049	239,921	222,972
FHLMC	4.50	3-1-2042	87,008	84,988
FHLMC	4.50	9-1-2044	1,311,273	1,274,311
FHLMC	4.50	9-1-2049	2,435,425	2,334,184
FHLMC	5.00	6-1-2026	17,879	17,745
FHLMC	5.00	8-1-2040	377,136	374,573
FHLMC	5.00	7-1-2052	2,244,268	2,177,811
FHLMC	5.00	9-1-2052	2,431,298	2,358,299
FHLMC	5.50	7-1-2035	1,138,091	1,157,117
FHLMC	5.50	12-1-2038	628,883	639,439
FHLMC	5.50	3-1-2053	1,395,787	1,383,482
FHLMC	6.00	10-1-2032	9,637	9,883
FHLMC	6.00	1-1-2053	2,728,217	2,744,183
FHLMC	6.50	9-1-2028	4,066	4,141
FHLMC	6.50	7-1-2031	1	1
FHLMC	7.00	12-1-2026	100	103
FHLMC	7.00	4-1-2029	453	466
FHLMC	7.00	5-1-2029	2,210	2,272
FHLMC	7.00	4-1-2032	32,297	33,199
FHLMC	7.50	11-1-2031	49,554	49,269
FHLMC	7.50	4-1-2032	73,296	74,491
FHLMC	8.00	6-1-2024	144	144
FHLMC	8.00	8-1-2026	2,383	2,420
FHLMC	8.00	11-1-2026	2,503	2,535
FHLMC	8.00	11-1-2028	584	585
FHLMC	8.50	12-1-2025	585	586
FHLMC	8.50	5-1-2026	139	139
FHLMC	8.50	8-1-2026	1,388	1,390
FHLMC Multifamily Structured Pass-Through Certificates Series K039 Class A2	3.30	7-25-2024	273,412	271,038
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,370,000	4,198,752
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12%	10-25-2031	$160,000	$142,623
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	5.84	6-25-2030	871,356	868,658
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	2,529,232	2,435,680
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	1,614,292	1,575,301
FHLMC Structured Pass-Through Certificates Series T-15 Class A6 (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2028	3,991	3,985
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.72	9-25-2031	259,905	262,305
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	469,706	517,259
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.35	3-25-2043	199,010	183,497
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,631,331	2,555,313
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.98	7-25-2043	1,138,437	1,052,530
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	603,256	613,798
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.28	10-25-2044	424,414	384,592
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.25	3-25-2036	437,356	401,075
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.30	3-25-2036	685,959	633,699
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	299,183	260,781
FHLMC (1 Year Treasury Constant Maturity+2.13%)±	6.88	1-1-2026	3,978	3,927
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	5.54	10-1-2026	18,397	18,242
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.38	6-1-2032	2,620	2,621
FHLMC (11th District COFI+1.25%)±	4.64	7-1-2032	118,292	114,388
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	2.96	5-1-2026	383	377
FHLMC (30 Day Average U.S. SOFR+0.26%)±	5.59	7-1-2031	3,013,000	2,991,108
FHLMC (RFUCCT1Y+1.66%)±	5.84	6-1-2043	650,643	658,951
FHLMC (RFUCCT1Y+1.67%)±	5.65	7-1-2038	398,880	408,525
FHLMC (RFUCCT1Y+1.91%)±	6.16	9-1-2031	28,153	28,023
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	6.04	10-15-2033	164,401	164,466
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2035	290,510	288,630
FHLMC Series 3614 Class QB	4.00	12-15-2024	69,407	68,891
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	5.80	3-15-2041	124,642	123,509
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.79	12-15-2041	107,798	106,589
FHLMC Series 4068 Class FK (30 Day Average U.S. SOFR+0.41%)±	5.74	6-15-2040	26,861	26,823
FHLMC Series 4093 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.79	7-15-2039	71,913	71,836
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	6.62	12-15-2036	115,020	117,503
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	5.69	7-15-2042	173,518	169,956
FHLMC Series 4409 Class MA	3.00	1-15-2054	13,674	13,273
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	5.60	11-15-2042	1,325,592	1,304,288
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	3.37	6-15-2049	1,935,967	1,853,428
FNMA	1.38	7-1-2030	3,879,865	3,220,499
The accompanying notes are an integral part of these financial statements.
10 | Allspring Government Securities Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	1.65%	6-1-2030	$1,353,480	$1,140,842
FNMA	1.65	7-1-2030	2,346,387	1,956,828
FNMA	1.66	7-1-2032	3,950,167	3,172,104
FNMA	1.97	5-1-2030	4,263,558	3,667,812
FNMA	2.00	2-1-2052	46,126,003	36,444,750
FNMA	2.32	1-1-2026	3,887,480	3,695,672
FNMA	2.35	2-1-2032	2,217,404	1,883,509
FNMA	2.50	9-1-2050	350,683	290,654
FNMA	2.50	12-1-2050	1,243,404	1,024,705
FNMA	2.50	7-1-2051	1,754,912	1,442,925
FNMA	2.50	10-1-2051	5,801,517	4,770,069
FNMA	2.50	1-1-2052	2,893,873	2,387,700
FNMA	2.51	9-1-2031	4,984,665	4,332,509
FNMA	2.65	2-1-2032	4,981,657	4,320,817
FNMA	2.75	9-1-2031	876,342	767,392
FNMA	2.86	7-1-2029	957,275	873,842
FNMA	3.00	5-1-2027	169,603	164,439
FNMA	3.00	6-1-2034	1,877,136	1,750,833
FNMA	3.00	4-1-2045	28,707	25,330
FNMA	3.00	11-1-2045	2,516,237	2,210,846
FNMA	3.00	12-1-2045	5,912,461	5,204,060
FNMA	3.00	12-1-2046	223,478	194,533
FNMA	3.00	9-1-2050	3,271,209	2,832,901
FNMA	3.00	4-1-2052	2,349,851	2,030,159
FNMA	3.00	8-1-2050	30,459	26,304
FNMA	3.48	3-1-2029	857,452	810,298
FNMA	3.50	4-1-2034	1,925,954	1,869,833
FNMA	3.50	2-1-2043	15,445	14,134
FNMA	3.50	2-1-2045	344,210	314,279
FNMA	3.50	4-1-2045	1,509,567	1,370,793
FNMA	3.50	8-1-2045	128,748	116,712
FNMA	3.50	12-1-2045	568,308	515,887
FNMA	3.50	2-1-2046	534,732	484,571
FNMA	3.50	5-1-2052	5,501,499	4,898,970
FNMA	3.86	3-1-2029	780,607	750,305
FNMA	4.00	8-1-2037	1,858,640	1,789,888
FNMA	4.00	4-1-2046	4,045,262	3,808,344
FNMA	4.00	3-1-2047	978,526	921,186
FNMA	4.00	9-1-2048	71,478	67,025
FNMA	4.00	10-1-2052	2,888,102	2,658,406
FNMA	4.38	7-1-2032	1,031,000	1,000,631
FNMA	4.50	1-1-2026	2,571	2,540
FNMA	4.50	10-1-2046	84,082	81,472
FNMA	4.50	9-1-2049	698,852	670,371
FNMA	4.50	9-1-2052	10,638,205	10,077,821
FNMA	4.50	11-1-2052	2,544,531	2,409,316
FNMA	4.94	10-1-2032	1,581,000	1,578,624
FNMA	5.00	3-1-2034	154,039	152,850
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	5.00%	8-1-2040	$2,096,302	$2,065,732
FNMA	5.00	10-1-2040	196,491	194,969
FNMA	5.00	1-1-2042	166,158	164,855
FNMA	5.00	12-1-2048	193,463	189,732
FNMA	5.05	11-1-2030	1,600,000	1,621,196
FNMA	5.16	10-1-2031	2,760,000	2,822,660
FNMA	5.50	1-1-2025	152	152
FNMA	5.50	9-1-2033	901,299	915,084
FNMA	5.50	8-1-2035	271,384	275,537
FNMA	5.50	1-1-2037	201,899	204,994
FNMA	5.50	4-1-2040	516,048	523,958
FNMA	5.50	2-1-2053	5,348,977	5,302,545
FNMA	5.63	7-15-2037	1,225,000	1,347,714
FNMA	6.00	1-1-2028	193,261	194,054
FNMA	6.00	2-1-2035	347,176	349,000
FNMA	6.00	11-1-2037	137,364	141,670
FNMA	6.00	7-1-2038	57,056	58,861
FNMA	6.50	3-1-2028	4,831	4,863
FNMA	6.50	12-1-2029	51,903	52,803
FNMA	6.50	11-1-2031	10,681	10,867
FNMA	6.50	7-1-2036	162,708	169,246
FNMA	7.00	11-1-2026	744	764
FNMA	7.00	1-1-2032	1,052	1,080
FNMA	7.00	2-1-2032	22,612	23,215
FNMA	7.00	10-1-2032	74,511	76,501
FNMA	7.00	2-1-2034	1,244	1,277
FNMA	7.00	4-1-2034	36,580	37,603
FNMA	7.50	9-1-2031	27,722	28,163
FNMA	7.50	2-1-2032	12,583	12,781
FNMA	7.50	10-1-2037	292,640	304,174
FNMA	8.00	6-1-2028	93	92
FNMA	8.00	2-1-2030	11,796	11,780
FNMA	8.00	7-1-2031	171,996	173,938
FNMA	8.50	5-1-2026	4,696	4,692
FNMA	8.50	7-1-2026	994	992
FNMA	8.50	11-1-2026	10,896	10,897
FNMA	8.50	12-1-2026	31,278	31,677
FNMA	8.50	3-1-2027	215	216
FNMA	9.00	1-1-2025	89	88
FNMA	9.00	3-1-2025	397	397
FNMA	9.00	7-1-2028	143	143
FNMA	9.50	7-1-2028	434	434
FNMA Principal STRIPS¤	0.00	7-15-2037	7,810,000	4,102,499
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.32	11-1-2031	59,976	59,609
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.95	12-1-2040	44,032	45,104
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.02	12-1-2034	132,940	131,661
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.45	9-1-2035	94,086	95,469
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.34	6-1-2032	57,964	58,113
The accompanying notes are an integral part of these financial statements.
12 | Allspring Government Securities Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.79%	12-1-2040	$13,770	$13,705
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.07	9-1-2031	14,075	14,056
FNMA (1 Year Treasury Constant Maturity+2.42%)±	6.33	10-1-2027	12,121	12,060
FNMA (11th District COFI+1.25%)±	4.42	9-1-2027	34,757	34,097
FNMA (11th District COFI+1.26%)±	4.53	5-1-2036	117,425	114,966
FNMA (11th District COFI+1.29%)±	4.39	5-1-2036	225,248	217,304
FNMA (RFUCCT1Y+1.61%)±	7.11	5-1-2046	522,972	535,643
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	1,340,833	1,197,420
FNMA (RFUCCT1Y+1.73%)±	5.98	9-1-2036	151,062	151,341
FNMA (RFUCCT1Y+1.77%)±	5.87	7-1-2044	61,335	62,948
FNMA (RFUCCT1Y+1.78%)±	6.03	8-1-2036	422,005	434,018
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	319,811	322,138
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	349,266	359,870
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	91,368	95,701
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	5.79	2-25-2032	30,435	30,406
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	130,296	134,372
FNMA Series 2002-T12 Class A5±±	4.97	10-25-2041	430,891	417,161
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	807,049	834,290
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,951,488	2,014,914
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	267,599	268,008
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.72	3-25-2033	648,794	637,126
FNMA Series 2003-W1 Class 1A1±±	4.78	12-25-2042	363,268	342,746
FNMA Series 2003-W11 Class A1±±	6.72	6-25-2033	25,248	25,368
FNMA Series 2003-W3 Class 1A4±±	4.31	8-25-2042	1,132,108	1,054,234
FNMA Series 2003-W5 Class A (1 Month LIBOR+0.11%)±	5.55	4-25-2033	183,575	180,414
FNMA Series 2003-W6 Class 6A±±	4.27	8-25-2042	455,216	437,292
FNMA Series 2003-W6 Class PT4±±	8.26	10-25-2042	631,492	668,683
FNMA Series 2003-W8 Class PT1±±	8.05	12-25-2042	226,773	228,357
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	5.56	6-25-2033	43,504	41,478
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	158,801	160,571
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	502,325	518,579
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	256,441	264,851
FNMA Series 2005-71 Class DB	4.50	8-25-2025	4,040	4,003
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.84	6-25-2036	367,935	364,224
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	6.96	6-27-2036	41,193	41,120
FNMA Series 2007-W10 Class 2A±±	6.26	8-25-2047	118,273	121,315
FNMA Series 2008-17 Class DP	4.75	2-25-2038	431,688	418,923
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2040	481,671	471,684
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.84	4-25-2041	36,247	36,111
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	5.79	7-25-2041	76,502	76,054
FNMA Series 2013-114 Class LM	4.00	3-25-2042	641,921	599,429
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	5.99	4-25-2044	946,532	926,103
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	278,795	46,835
FNMA Series 2017-M2 Class A2±±	2.82	2-25-2027	5,999,812	5,699,622
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2018-M1 Class A2±±	2.99%	12-25-2027	$615,255	$579,796
FNMA Series 2018-M13 Class A2±±	3.74	9-25-2030	355,769	337,675
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,061,078	4,762,283
GNMA	2.00	3-20-2052	9,603,516	7,818,081
GNMA	2.50	3-20-2052	4,517,168	3,823,632
GNMA	2.50	4-20-2052	10,544,876	8,925,878
GNMA	2.50	9-20-2051	1,497,241	1,267,775
GNMA	3.00	11-20-2045	2,682,148	2,392,233
GNMA	3.00	4-20-2051	4,063,140	3,573,668
GNMA	3.00	5-20-2052	2,622,127	2,299,103
GNMA	3.50	12-20-2047	2,402,496	2,199,038
GNMA	3.50	7-20-2051	2,006,970	1,823,557
GNMA	4.00	11-15-2024	56,187	55,836
GNMA	4.00	12-20-2047	1,644,387	1,550,331
GNMA	4.25	6-20-2036	174,601	165,911
GNMA	4.50	8-20-2049	363,631	349,974
GNMA	4.50	7-20-2052	2,471,414	2,362,982
GNMA	4.50	9-20-2052	1,067,985	1,020,688
GNMA	4.50	3-20-2053	2,867,449	2,739,769
GNMA	5.00	7-20-2040	364,409	365,225
GNMA	5.00	9-20-2052	1,957,363	1,913,726
GNMA	5.00	6-20-2053	2,842,725	2,777,136
GNMA	5.50	4-20-2053	2,773,130	2,755,656
GNMA	6.00	8-20-2034	21,626	21,442
GNMA%%	6.00	3-20-2054	8,865,000	8,908,226
GNMA	6.50	12-15-2025	1,853	1,885
GNMA	6.50	5-15-2029	124	126
GNMA	6.50	5-15-2031	493	506
GNMA	6.50	9-20-2033	17,175	17,503
GNMA%%	6.50	3-20-2054	1,250,000	1,266,953
GNMA	7.00	5-15-2026	327	327
GNMA	7.00	3-15-2028	1,783	1,779
GNMA	7.00	4-15-2031	384	382
GNMA	7.00	8-15-2031	13,372	13,378
GNMA	7.00	3-15-2032	10,216	10,202
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	525,275	1
GNMA Series 2006-32 Class XMƒ±±	0.13	11-16-2045	2,094,753	14
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	3,820,933	48,187
GNMA Series 2010-158 Class EIƒ	4.00	12-16-2025	582,238	9,303
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,652	16,106
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	5.86	1-20-2068	2,103,711	2,092,565
GNMA Series 2019-H06 Class HIƒ±±	1.82	4-20-2069	2,324,408	59,303
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	16,245,000	12,384,613
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	9,185,000	6,910,397
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,212,059
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,420,427
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	286,652
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,089,016
The accompanying notes are an integral part of these financial statements.
14 | Allspring Government Securities Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
Vendee Mortgage Trust Series 1995-1 Class 4±±	8.51%	2-15-2025	$7,526	$7,566
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	22,087	22,425
Total agency securities (Cost $379,546,903)				350,881,138
Asset-backed securities: 0.64%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,218,662	1,112,105
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	6.44	2-27-2068	2,118,336	2,114,692
Total asset-backed securities (Cost $3,334,770)				3,226,797
Corporate bonds and notes: 4.05%
Consumer, non-cyclical: 0.51%
Commercial services: 0.51%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,537,668
Financial: 3.05%
Diversified financial services: 2.29%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	2,000,000	1,948,349
Private Export Funding Corp.144A	0.55	7-30-2024	9,715,000	9,522,965
				11,471,314
REITS: 0.76%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,785,565
Government securities: 0.49%
Multi-national: 0.49%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,042,674
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	443,348
				2,486,022
Total corporate bonds and notes (Cost $22,344,889)				20,280,569
Non-agency mortgage-backed securities: 5.17%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	468,110	433,699
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	982,275	923,008
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	199,190	190,909
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	729,377
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	1,400,739	1,340,415
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,678,458
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,179,442
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	800,543	712,092
GS Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	3,090,008	3,058,602
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,844,172
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	2,089,004	1,962,289
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	314,145	295,085
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	3,614,940	2,988,792
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.68	11-25-2060	877,337	867,127
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47%	11-15-2050	$2,581,000	$2,369,181
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	366,912	324,029
Total non-agency mortgage-backed securities (Cost $28,108,068)				25,896,677
U.S. Treasury securities: 12.28%
U.S. Treasury Bonds	3.63	2-15-2044	2,030,000	1,784,655
U.S. Treasury Bonds	4.13	8-15-2053	5,535,000	5,298,898
U.S. Treasury Bonds	4.25	2-15-2054	3,500,000	3,434,375
U.S. Treasury Bonds	4.38	8-15-2043	6,795,000	6,652,730
U.S. Treasury Bonds	4.75	11-15-2043	1,475,000	1,517,867
U.S. Treasury Notes	2.75	4-30-2027	7,380,000	7,022,243
U.S. Treasury Notes	4.00	2-15-2034	5,100,000	5,000,390
U.S. Treasury Notes	4.25	12-31-2025	2,795,000	2,773,164
U.S. Treasury Notes##	4.25	1-31-2026	18,000,000	17,865,703
U.S. Treasury Notes	4.25	2-28-2031	2,520,000	2,516,850
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,163,257
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,430,471
Total U.S. Treasury securities (Cost $64,935,753)				61,460,603

	Yield	Shares
Short-term investments: 10.09%
Investment companies: 2.01%
Allspring Government Money Market Fund Select Class♠∞##	5.24	10,083,115	10,083,115

				Principal
U.S. Treasury securities: 8.08%
U.S. Treasury Bills☼		4.21	3-5-2024	$13,000,000	12,992,387
U.S. Treasury Bills☼		4.83	3-12-2024	10,000,000	9,983,870
U.S. Treasury Bills☼		4.91	3-14-2024	7,500,000	7,485,718
U.S. Treasury Bills☼		5.10	3-26-2024	10,000,000	9,963,264
					40,425,239
Total short-term investments (Cost $50,508,467)					50,508,354
Total investments in securities (Cost $548,778,850)	102.32%				512,254,138
Other assets and liabilities, net	(2.32)				(11,613,558)
Total net assets	100.00%				$500,640,580

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Government Securities Fund

Portfolio of investments—February 29, 2024 (unaudited)

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,023,931	$191,504,359	$(205,445,175)	$0	$0	$10,083,115	10,083,115	$504,836
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	29	6-18-2024	$3,712,052	$3,708,375	$0	$(3,677)
2-Year U.S. Treasury Notes	639	6-28-2024	130,781,358	130,835,250	53,892	0
5-Year U.S. Treasury Notes	584	6-28-2024	62,331,446	62,433,250	101,804	0
Short
Ultra 10-Year U.S. Treasury Notes	(116)	6-18-2024	(13,211,856)	(13,243,938)	0	(32,082)
					$155,696	$(35,759)
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 17

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $538,695,735)	$502,171,023
Investments in affiliated securities, at value (cost $10,083,115)	10,083,115
Cash	53
Cash at broker segregated for futures contracts	2,666,000
Receivable for interest	1,415,231
Receivable for Fund shares sold	409,785
Principal paydown receivable	76,336
Receivable for daily variation margin on open futures contracts	31,781
Prepaid expenses and other assets	149,310
Total assets	517,002,634
Liabilities
Payable for when-issued transactions	10,258,441
Payable for investments purchased	3,425,000
Payable for Fund shares redeemed	1,946,370
Dividends payable	365,098
Management fee payable	136,793
Administration fees payable	41,705
Payable for daily variation margin on open futures contracts	28,554
Trustees’ fees and expenses payable	910
Distribution fee payable	780
Accrued expenses and other liabilities	158,403
Total liabilities	16,362,054
Total net assets	$500,640,580
Net assets consist of
Paid-in capital	$604,795,489
Total distributable loss	(104,154,909)
Total net assets	$500,640,580
The accompanying notes are an integral part of these financial statements.
18 | Allspring Government Securities Fund

Statement of assets and liabilities—February 29, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$151,876,916
Shares outstanding–Class A1	15,870,845
Net asset value per share–Class A	$9.57
Maximum offering price per share – Class A2	$10.02
Net assets–Class C	$1,257,729
Shares outstanding–Class C1	131,423
Net asset value per share–Class C	$9.57
Net assets–Administrator Class	$65,572,573
Shares outstanding–Administrator Class[1]	6,855,469
Net asset value per share–Administrator Class	$9.57
Net assets–Institutional Class	$281,933,362
Shares outstanding–Institutional Class[1]	29,472,885
Net asset value per share–Institutional Class	$9.57
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 19

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$9,359,486
Income from affiliated securities	504,836
Total investment income	9,864,322
Expenses
Management fee	1,157,782
Administration fees
Class A	116,604
Class C	1,012
Administrator Class	33,928
Institutional Class	116,366
Shareholder servicing fees
Class A	192,619
Class C	1,679
Administrator Class	84,080
Distribution fee
Class C	5,030
Custody and accounting fees	13,457
Professional fees	55,482
Registration fees	22,890
Shareholder report expenses	22,275
Trustees’ fees and expenses	11,935
Other fees and expenses	6,686
Total expenses	1,841,825
Less: Fee waivers and/or expense reimbursements
Fund-level	(128,925)
Class A	(6,650)
Administrator Class	(53,738)
Institutional Class	(73,465)
Net expenses	1,579,047
Net investment income	8,285,275
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(13,433,384)
Futures contracts	551,284
Net realized losses on investments	(12,882,100)
Net change in unrealized gains (losses) on
Unaffiliated securities	12,927,952
Futures contracts	(446,379)
Net change in unrealized gains (losses) on investments	12,481,573
Net realized and unrealized gains (losses) on investments	(400,527)
Net increase in net assets resulting from operations	$7,884,748
The accompanying notes are an integral part of these financial statements.
20 | Allspring Government Securities Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$8,285,275		$14,059,786
Net realized losses on investments		(12,882,100)		(23,841,693)
Net change in unrealized gains (losses) on investments		12,481,573		(8,292,655)
Net increase (decrease) in net assets resulting from operations		7,884,748		(18,074,562)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,405,544)		(4,233,304)
Class C		(15,736)		(28,397)
Administrator Class		(1,117,063)		(1,987,567)
Institutional Class		(5,021,374)		(7,695,817)
Total distributions to shareholders		(8,559,717)		(13,945,085)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	601,276	5,704,132	1,276,603	12,457,472
Class C	27,600	268,134	35,023	340,085
Administrator Class	552,479	5,291,970	1,204,604	11,758,415
Institutional Class	5,571,346	53,234,389	22,873,292	225,010,726
		64,498,625		249,566,698
Reinvestment of distributions
Class A	222,130	2,106,813	383,936	3,735,705
Class C	1,340	12,699	2,473	24,064
Administrator Class	115,462	1,094,450	200,913	1,954,695
Institutional Class	331,085	3,139,162	550,772	5,358,154
		6,353,124		11,072,618
Payment for shares redeemed
Class A	(2,251,412)	(21,246,146)	(3,839,053)	(37,403,872)
Class C	(63,185)	(598,238)	(77,498)	(761,613)
Administrator Class	(1,322,163)	(12,558,146)	(2,155,311)	(20,952,556)
Institutional Class	(9,530,435)	(90,395,365)	(15,659,991)	(152,540,390)
		(124,797,895)		(211,658,431)
Net increase (decrease) in net assets resulting from capital share transactions		(53,946,146)		48,980,885
Total increase (decrease) in net assets		(54,621,115)		16,961,238
Net assets
Beginning of period		555,261,695		538,300,457
End of period		$500,640,580		$555,261,695
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 21

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.56	$10.11	$11.49	$11.67	$11.31	$10.65
Net investment income	0.14 [1]	0.24 [1]	0.14	0.12 [1]	0.18 [1]	0.23
Net realized and unrealized gains (losses) on investments	0.02	(0.56)	(1.39)	(0.17)	0.38	0.68
Total from investment operations	0.16	(0.32)	(1.25)	(0.05)	0.56	0.91
Distributions to shareholders from
Net investment income	(0.15)	(0.23)	(0.13)	(0.11)	(0.19)	(0.25)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.01)	0.00
Total distributions to shareholders	(0.15)	(0.23)	(0.13)	(0.13)	(0.20)	(0.25)
Net asset value, end of period	$9.57	$9.56	$10.11	$11.49	$11.67	$11.31
Total return[2]	1.65%	(3.14)%	(10.95)%	(0.40)%	5.02%	8.65%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.91%	0.89%	0.89%	0.91%	0.91%
Net expenses	0.84%	0.85%	0.84%	0.84%	0.84%	0.85%
Net investment income	2.99%	2.42%	1.28%	1.00%	1.56%	2.20%
Supplemental data
Portfolio turnover rate	40%	152%	309%	221%	111%	178%
Net assets, end of period (000s omitted)	$151,877	$165,441	$196,839	$265,018	$276,310	$271,986

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.56	$10.10	$11.49	$11.67	$11.31	$10.65
Net investment income	0.11 [1]	0.16 [1]	0.06 [1]	0.03 [1]	0.09 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.01	(0.54)	(1.40)	(0.17)	0.38	0.68
Total from investment operations	0.12	(0.38)	(1.34)	(0.14)	0.47	0.83
Distributions to shareholders from
Net investment income	(0.11)	(0.16)	(0.05)	(0.02)	(0.10)	(0.17)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.01)	0.00
Total distributions to shareholders	(0.11)	(0.16)	(0.05)	(0.04)	(0.11)	(0.17)
Net asset value, end of period	$9.57	$9.56	$10.10	$11.49	$11.67	$11.31
Total return[2]	1.28%	(3.77)%	(11.71)%	(1.16)%	4.24%	7.84%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.65%	1.63%	1.64%	1.66%	1.66%
Net expenses	1.59%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.23%	1.67%	0.52%	0.24%	0.81%	1.44%
Supplemental data
Portfolio turnover rate	40%	152%	309%	221%	111%	178%
Net assets, end of period (000s omitted)	$1,258	$1,584	$2,078	$3,042	$7,560	$11,026

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.56	$10.10	$11.48	$11.66	$11.31	$10.65
Net investment income	0.15 [1]	0.26 [1]	0.16 [1]	0.14 [1]	0.20 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.02	(0.55)	(1.39)	(0.16)	0.37	0.67
Total from investment operations	0.17	(0.29)	(1.23)	(0.02)	0.57	0.93
Distributions to shareholders from
Net investment income	(0.16)	(0.25)	(0.15)	(0.14)	(0.21)	(0.27)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.01)	0.00
Total distributions to shareholders	(0.16)	(0.25)	(0.15)	(0.16)	(0.22)	(0.27)
Net asset value, end of period	$9.57	$9.56	$10.10	$11.48	$11.66	$11.31
Total return[2]	1.65%	(2.84)%	(10.78)%	(0.21)%	5.15%	8.88%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.83%	0.83%	0.85%	0.85%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.19%	2.63%	1.49%	1.21%	1.75%	2.42%
Supplemental data
Portfolio turnover rate	40%	152%	309%	221%	111%	178%
Net assets, end of period (000s omitted)	$65,573	$71,787	$83,432	$111,639	$120,181	$106,355

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.56	$10.10	$11.48	$11.66	$11.31	$10.65
Net investment income	0.16 [1]	0.28 [1]	0.17	0.16 [1]	0.21 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	0.01	(0.55)	(1.38)	(0.17)	0.38	0.68
Total from investment operations	0.17	(0.27)	(1.21)	(0.01)	0.59	0.95
Distributions to shareholders from
Net investment income	(0.16)	(0.27)	(0.17)	(0.15)	(0.23)	(0.29)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	(0.01)	0.00
Total distributions to shareholders	(0.16)	(0.27)	(0.17)	(0.17)	(0.24)	(0.29)
Net asset value, end of period	$9.57	$9.56	$10.10	$11.48	$11.66	$11.31
Total return[2]	1.84%	(2.69)%	(10.63)%	(0.05)%	5.31%	9.05%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.56%	0.56%	0.58%	0.58%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.35%	2.83%	1.66%	1.36%	1.87%	2.56%
Supplemental data
Portfolio turnover rate	40%	152%	309%	221%	111%	178%
Net assets, end of period (000s omitted)	$281,933	$316,449	$255,952	$306,431	$329,083	$210,424

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Securities Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are
26 | Allspring Government Securities Fund

Notes to financial statements (unaudited)
repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $558,771,175 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,507,360
Gross unrealized losses	(47,904,460)
Net unrealized losses	$(46,397,100)
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $29,496,556 in short-term capital losses and $15,225,700 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Government Securities Fund | 27

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$350,881,138	$0	$350,881,138
Asset-backed securities	0	3,226,797	0	3,226,797
Corporate bonds and notes	0	20,280,569	0	20,280,569
Non-agency mortgage-backed securities	0	25,896,677	0	25,896,677
U.S. Treasury securities	53,866,875	7,593,728	0	61,460,603
Short-term investments
Investment companies	10,083,115	0	0	10,083,115
U.S. Treasury securities	40,425,239	0	0	40,425,239
	104,375,229	407,878,909	0	512,254,138
Futures contracts	155,696	0	0	155,696
Total assets	$104,530,925	$407,878,909	$0	$512,409,834
Liabilities
Futures contracts	$35,759	$0	$0	$35,759
Total liabilities	$35,759	$0	$0	$35,759
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
28 | Allspring Government Securities Fund

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Administrator Class	0.64
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2024, Allspring Funds Distributor received $915 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Government Securities Fund | 29

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$194,482,776	$1,456,513	$260,275,576	$326,118
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 29, 2024, the Fund entered into futures contracts to manage duration and yield curve exposures. The Fund had an average notional amount of $192,454,736 in long futures contracts and $10,951,802 in short futures contracts during the six months ended February 29, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
30 | Allspring Government Securities Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Government Securities Fund | 31

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

32 | Allspring Government Securities Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Government Securities Fund | 33

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34 | Allspring Government Securities Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-aqxbayg2 04-24
SAR3004 02-24

Allspring High Yield Bond Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring High Yield Bond Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring High Yield Bond Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring High Yield Bond Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring High Yield Bond Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring High Yield Bond Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Chris Lee, CFA, Michael J. Schueller, CFA

Average annual total returns (%) as of February 29, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKHAX)	1-20-1998	4.41	2.10	2.96	9.42	3.03	3.45	1.02	0.92
Class C (EKHCX)	1-21-1998	7.97	2.32	2.86	8.97	2.32	2.86	1.77	1.67
Administrator Class (EKHYX)	4-14-1998	–	–	–	9.55	3.09	3.61	0.97	0.80
Institutional Class (EKHIX)[3]	10-31-2014	–	–	–	9.85	3.37	3.83	0.70	0.53
Bloomberg U.S. Universal Bond Index[4]	–	–	–	–	4.06	0.85	1.73	–	–
ICE BofA U.S. High Yield Constrained Index[5]	–	–	–	–	10.97	3.97	4.26	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.92% for Class A, 1.67% for Class C, 0.80% for Administrator Class and 0.53% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]
The Bloomberg U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S.-dollar-denominated bond market, which includes investment-grade, high-yield, and emerging markets debt securities with maturities of one year or more. You cannot invest directly in an index.

[5]
The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE
BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. Returns shown are net of transaction costs beginning on
July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring High Yield Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
Geo Group, Inc., 12.20%, 3-23-2027	1.50
CoreCivic, Inc., 8.25%, 4-15-2026	1.26
Match Group Holdings II LLC, 5.63%, 2-15-2029	1.20
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1-15-2034	1.12
CCM Merger, Inc., 6.38%, 5-1-2026	1.11
GIP III Stetson I LP, 9.68%, 10-31-2028	1.08
Iron Mountain, Inc., 4.50%, 2-15-2031	1.03
Sirius XM Radio, Inc., 4.13%, 7-1-2030	1.03
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8-15-2028	1.02
PG&E Corp., 5.25%, 7-1-2030	1.02

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of February 29, 2024[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Allspring High Yield Bond Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,049.48	$4.69	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.62	0.92%
Class C
Actual	$1,000.00	$1,045.55	$8.49	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.56	$8.37	1.67%
Administrator Class
Actual	$1,000.00	$1,050.10	$4.08	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%
Institutional Class
Actual	$1,000.00	$1,051.51	$2.70	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$2.66	0.53%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring High Yield Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 76.18%
Basic materials: 0.24%
Chemicals: 0.24%
SCIH Salt Holdings, Inc.144A	6.63%	5-1-2029	$770,000	$700,130
Communications: 10.87%
Advertising: 1.53%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	1,060,000	877,150
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	955,000	996,065
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	820,000	727,836
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	775,000	745,573
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,095,853
				4,442,477
Internet: 2.98%
Arches Buyer, Inc.144A	4.25	6-1-2028	725,000	619,372
Arches Buyer, Inc.144A	6.13	12-1-2028	850,000	720,147
Cablevision Lightpath LLC144A	3.88	9-15-2027	860,000	779,537
Cablevision Lightpath LLC144A	5.63	9-15-2028	800,000	665,769
Match Group Holdings II LLC144A	5.63	2-15-2029	3,635,000	3,489,600
Uber Technologies, Inc.144A	4.50	8-15-2029	1,500,000	1,404,493
Uber Technologies, Inc.144A	8.00	11-1-2026	995,000	1,012,508
				8,691,426
Media: 6.17%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	4,375,000	3,271,003
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,488,560
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	975,000	899,678
CSC Holdings LLC144A	5.75	1-15-2030	1,415,000	832,126
CSC Holdings LLC144A	11.25	5-15-2028	995,000	1,026,611
CSC Holdings LLC144A	11.75	1-31-2029	890,000	930,337
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	625,000	589,919
DISH Network Corp.144A	11.75	11-15-2027	900,000	938,320
Nexstar Media, Inc.144A	5.63	7-15-2027	905,000	857,650
Scripps Escrow II, Inc.144A	5.38	1-15-2031	1,150,000	655,828
Sirius XM Radio, Inc.144A	4.13	7-1-2030	3,475,000	2,989,743
Townsquare Media, Inc.144A	6.88	2-1-2026	2,595,000	2,503,421
				17,983,196
Telecommunications: 0.19%
CommScope, Inc.144A	6.00	3-1-2026	630,000	567,000
Consumer, cyclical: 13.59%
Airlines: 0.79%
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	624,834	583,274
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	1,210,000	1,141,938
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	795,000	574,992
				2,300,204
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 1.24%
Crocs, Inc.144A	4.13%	8-15-2031	$605,000	$514,733
Crocs, Inc.144A	4.25	3-15-2029	1,700,000	1,525,769
Hanesbrands, Inc.144A	4.88	5-15-2026	725,000	699,642
Tapestry, Inc.	7.85	11-27-2033	810,000	876,214
				3,616,358
Auto manufacturers: 0.33%
Ford Motor Co.	4.75	1-15-2043	1,200,000	970,820
Auto parts & equipment: 0.24%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	660,000	694,874
Distribution/wholesale: 0.45%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	1,290,000	1,299,894
Entertainment: 2.87%
CCM Merger, Inc.144A	6.38	5-1-2026	3,270,000	3,225,776
Churchill Downs, Inc.144A	4.75	1-15-2028	1,655,000	1,565,519
Churchill Downs, Inc.144A	6.75	5-1-2031	320,000	320,191
Cinemark USA, Inc.144A	5.25	7-15-2028	805,000	751,951
Cinemark USA, Inc.144A	8.75	5-1-2025	1,179,000	1,180,136
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	575,000	529,230
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	800,000	789,966
				8,362,769
Home builders: 0.52%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	365,000	344,506
Tri Pointe Homes, Inc.	5.70	6-15-2028	1,180,000	1,160,306
				1,504,812
Housewares: 0.50%
Newell Brands, Inc.	5.20	4-1-2026	1,500,000	1,456,592
Leisure time: 1.74%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	2,275,000	2,481,943
NCL Corp. Ltd.144A	5.88	3-15-2026	720,000	703,260
NCL Corp. Ltd.144A	5.88	2-15-2027	680,000	672,059
NCL Corp. Ltd.144A	7.75	2-15-2029	830,000	850,875
NCL Corp. Ltd.144A	8.13	1-15-2029	335,000	352,448
				5,060,585
Retail: 4.91%
Bath & Body Works, Inc.144A	6.63	10-1-2030	1,070,000	1,075,875
Dave & Buster’s, Inc.144A	7.63	11-1-2025	535,000	536,397
FirstCash, Inc.144A	4.63	9-1-2028	1,410,000	1,304,167
FirstCash, Inc.144A	6.88	3-1-2032	585,000	579,219
Kohl’s Corp.	4.63	5-1-2031	1,090,000	858,375
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	1,450,000	1,436,402
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	885,000	852,317
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Macy’s Retail Holdings LLC144A	6.13%	3-15-2032	$1,530,000	$1,424,078
Michaels Cos., Inc.144A	7.88	5-1-2029	1,625,000	1,049,268
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	1,210,000	1,186,815
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	1,410,000	1,321,600
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,510,000	1,492,132
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	1,040,000	1,107,822
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	95,000	94,727
				14,319,194
Consumer, non-cyclical: 10.94%
Commercial services: 5.26%
Allied Universal Holdco LLC144A	7.88	2-15-2031	485,000	481,644
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	2,205,000	1,825,696
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	411,000	409,755
CoreCivic, Inc.	8.25	4-15-2026	3,580,000	3,658,474
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	2,235,000	1,782,412
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	2,230,000	973,230
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	1,100,000	1,085,352
Sabre Global, Inc.144A	11.25	12-15-2027	2,165,000	2,035,100
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	1,205,000	1,058,086
Upbound Group, Inc.144A	6.38	2-15-2029	2,095,000	2,005,166
				15,314,915
Food: 0.97%
B&G Foods, Inc.	5.25	9-15-2027	530,000	492,776
B&G Foods, Inc.144A	8.00	9-15-2028	2,260,000	2,352,791
				2,845,567
Healthcare-services: 4.40%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	1,535,000	1,511,303
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,055,000	841,709
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	840,000	768,538
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	378,000	374,243
IQVIA, Inc.144A	6.50	5-15-2030	1,260,000	1,277,463
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	875,000	645,312
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,690,000	1,518,930
Select Medical Corp.144A	6.25	8-15-2026	1,775,000	1,770,525
Star Parent, Inc.144A	9.00	10-1-2030	1,515,000	1,598,884
Tenet Healthcare Corp.144A	6.75	5-15-2031	2,485,000	2,506,744
				12,813,651
Pharmaceuticals: 0.31%
AdaptHealth LLC144A	5.13	3-1-2030	1,075,000	898,969
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 15.33%
Energy-alternate sources: 1.51%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50%	1-15-2026	$3,940,000	$1,459,899
TerraForm Power Operating LLC144A	5.00	1-31-2028	3,095,000	2,924,521
				4,384,420
Oil & gas: 3.54%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	2,270,000	2,279,394
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,975,000	1,971,830
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	1,175,000	1,136,318
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	350,000	339,794
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	1,230,000	1,220,994
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	350,000	338,625
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	100,000	107,425
Nabors Industries Ltd.144A	7.50	1-15-2028	1,185,000	1,090,200
Nabors Industries, Inc.144A	7.38	5-15-2027	1,465,000	1,459,609
Nabors Industries, Inc.144A	9.13	1-31-2030	100,000	102,500
Talos Production, Inc.144A	9.00	2-1-2029	270,000	275,957
				10,322,646
Oil & gas services: 1.71%
Bristow Group, Inc.144A	6.88	3-1-2028	2,750,000	2,692,250
Oceaneering International, Inc.	6.00	2-1-2028	2,325,000	2,286,254
				4,978,504
Pipelines: 8.57%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,815,000	1,807,577
Buckeye Partners LP144A	4.50	3-1-2028	1,025,000	952,951
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	2,075,000	1,933,175
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	885,000	902,314
DT Midstream, Inc.144A	4.38	6-15-2031	1,245,000	1,120,856
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	695,000	722,105
EnLink Midstream LLC144A	6.50	9-1-2030	1,855,000	1,901,497
EnLink Midstream Partners LP	5.60	4-1-2044	1,145,000	1,037,713
Harvest Midstream I LP144A	7.50	9-1-2028	1,545,000	1,557,480
Hess Midstream Operations LP144A	5.50	10-15-2030	530,000	509,333
Kinetik Holdings LP144A	5.88	6-15-2030	1,615,000	1,573,679
Kinetik Holdings LP144A	6.63	12-15-2028	285,000	288,507
Prairie Acquiror LP144A%%	9.00	8-1-2029	455,000	458,462
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,880,000	1,851,212
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	3,155,000	2,933,918
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	155,000	141,985
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	2,215,000	2,211,495
Venture Global LNG, Inc.144A	8.38	6-1-2031	2,015,000	2,038,094
Venture Global LNG, Inc.144A	9.88	2-1-2032	975,000	1,026,559
				24,968,912
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 10.23%
Banks: 1.18%
Bank of America Corp. Series JJ (U.S. SOFR 3 Month+3.55%)ʊ±	5.13%	6-20-2024	$730,000	$725,384
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	835,000	770,976
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,295,000	1,216,496
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	735,000	715,516
				3,428,372
Diversified financial services: 3.90%
Enact Holdings, Inc.144A	6.50	8-15-2025	2,095,000	2,095,084
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	1,400,000	1,359,948
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	990,000	973,748
Navient Corp.	5.00	3-15-2027	825,000	782,086
Navient Corp.	5.88	10-25-2024	350,000	349,175
Navient Corp.	11.50	3-15-2031	100,000	109,383
OneMain Finance Corp.	7.13	3-15-2026	575,000	584,339
Oppenheimer Holdings, Inc.	5.50	10-1-2025	825,000	814,894
PRA Group, Inc.144A	5.00	10-1-2029	2,730,000	2,286,102
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	765,000	635,133
United Wholesale Mortgage LLC144A	5.50	11-15-2025	585,000	574,965
United Wholesale Mortgage LLC144A	5.50	4-15-2029	850,000	793,404
				11,358,261
Insurance: 2.49%
AmWINS Group, Inc.144A	4.88	6-30-2029	1,905,000	1,756,985
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	735,479
AssuredPartners, Inc.144A	5.63	1-15-2029	1,645,000	1,513,111
BroadStreet Partners, Inc.144A	5.88	4-15-2029	1,230,000	1,140,895
HUB International Ltd.144A	5.63	12-1-2029	585,000	542,963
HUB International Ltd.144A	7.25	6-15-2030	205,000	209,122
HUB International Ltd.144A	7.38	1-31-2032	1,370,000	1,374,340
				7,272,895
Private equity: 0.13%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	395,000	390,986
REITS: 2.53%
Iron Mountain, Inc.144A	4.50	2-15-2031	3,385,000	2,995,505
Service Properties Trust	4.75	10-1-2026	50,000	46,254
Service Properties Trust144A	8.63	11-15-2031	2,055,000	2,170,310
Starwood Property Trust, Inc.144A	4.38	1-15-2027	1,495,000	1,401,563
Starwood Property Trust, Inc.	4.75	3-15-2025	760,000	749,907
				7,363,539
Industrial: 8.02%
Aerospace/defense: 1.28%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	1,185,000	1,281,404
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
Spirit AeroSystems, Inc.144A	9.75%	11-15-2030	$955,000	$1,023,146
TransDigm, Inc.144A	6.63	3-1-2032	705,000	709,405
TransDigm, Inc.	7.50	3-15-2027	700,000	699,432
				3,713,387
Building materials: 1.47%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	2,640,000	2,709,300
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	1,580,000	1,585,530
				4,294,830
Hand/machine tools: 1.38%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	1,540,000	1,652,162
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	2,624,504	2,358,995
				4,011,157
Machinery-diversified: 1.06%
Chart Industries, Inc.144A	7.50	1-1-2030	315,000	324,926
Chart Industries, Inc.144A	9.50	1-1-2031	525,000	564,044
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	2,300,000	2,209,256
				3,098,226
Packaging & containers: 1.95%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	910,000	739,067
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,050,000	1,030,996
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	2,095,000	1,994,134
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	490,000	496,525
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	1,035,000	1,048,962
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	365,000	376,820
				5,686,504
Trucking & leasing: 0.88%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	1,805,000	1,728,217
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	830,000	830,402
				2,558,619
Technology: 2.43%
Computers: 1.03%
McAfee Corp.144A	7.38	2-15-2030	670,000	591,327
Seagate HDD Cayman144A	8.25	12-15-2029	210,000	225,017
Seagate HDD Cayman144A	8.50	7-15-2031	1,340,000	1,448,831
Western Digital Corp.	4.75	2-15-2026	740,000	723,213
				2,988,388
Software: 1.40%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	990,000	886,324
Cloud Software Group, Inc.144A	6.50	3-31-2029	1,025,000	954,539
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Cloud Software Group, Inc.144A	9.00%	9-30-2029	$1,230,000	$1,147,970
SS&C Technologies, Inc.144A	5.50	9-30-2027	1,125,000	1,095,525
				4,084,358
Utilities: 4.53%
Electric: 4.53%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	725,000	744,061
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	795,000	741,688
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	825,000	838,605
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	321,861	320,503
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	3,250,000	2,981,079
PG&E Corp.	5.25	7-1-2030	3,160,000	2,970,584
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	820,000	752,325
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	1,895,000	1,833,413
Vistra Operations Co. LLC144A	5.63	2-15-2027	1,000,000	974,449
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,039,569
				13,196,276
Total corporate bonds and notes (Cost $227,684,367)				221,943,713
Loans: 6.01%
Communications: 0.45%
Advertising: 0.20%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%)±	9.07	8-21-2026	578,984	575,447
Media: 0.25%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44	8-2-2027	341,162	340,671
Hubbard Radio LLC (U.S. SOFR 1 Month+4.25%)±	9.70	3-28-2025	534,982	406,586
				747,257
Consumer, cyclical: 1.22%
Airlines: 0.65%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.77	6-21-2027	980,000	1,008,401
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	857,763	881,154
				1,889,555
Auto parts & equipment: 0.14%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.57	3-30-2027	420,000	420,525
Leisure time: 0.19%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027	552,225	552,341
Retail: 0.24%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.86	3-3-2028	740,000	706,145
Consumer, non-cyclical: 1.87%
Commercial services: 1.87%
Geo Group, Inc. (U.S. SOFR 1 Month+6.88%)±	12.20	3-23-2027	4,250,923	4,347,887
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.85%	9-1-2028	$817,908	$790,075
PECF USS Intermediate Holding III Corp. (U.S. SOFR 1 Month+4.25%)±	9.69	12-15-2028	383,046	296,102
				5,434,064
Energy: 1.23%
Pipelines: 1.23%
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.68	10-31-2028	3,129,104	3,136,926
Prairie ECI Acquiror LP (U.S. SOFR 3 Month+4.75%)±	10.07	2-22-2029	450,000	446,346
				3,583,272
Financial: 1.24%
Diversified financial services: 0.23%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+4.25%)‡±	9.86	4-30-2024	1,052,885	668,582
Insurance: 1.01%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	2,597,022	2,580,063
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.69	1-31-2028	370,000	352,558
				2,932,621
Total loans (Cost $17,582,433)				17,509,809
Yankee corporate bonds and notes: 12.80%
Basic materials: 0.28%
Chemicals: 0.28%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	990,000	809,523
Communications: 0.54%
Telecommunications: 0.54%
Altice France SA144A	8.13	2-1-2027	1,710,000	1,571,361
Consumer, cyclical: 5.54%
Airlines: 1.30%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,475,000	2,682,281
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	1,335,000	1,124,738
				3,807,019
Entertainment: 0.42%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,175,000	1,215,215
Leisure time: 3.82%
Carnival Corp.144A	6.00	5-1-2029	1,925,000	1,881,135
Carnival Corp.144A	7.00	8-15-2029	405,000	420,104
Carnival Corp.144A	7.63	3-1-2026	560,000	567,286
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	200,000	196,159
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	2,655,000	2,612,706
Royal Caribbean Cruises Ltd.144A%%	6.25	3-15-2032	2,230,000	2,235,956
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Royal Caribbean Cruises Ltd.144A	9.25%	1-15-2029	$905,000	$973,501
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	2,075,000	2,244,421
				11,131,268
Consumer, non-cyclical: 0.37%
Pharmaceuticals: 0.37%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	1,000,000	1,080,358
Energy: 1.68%
Oil & gas: 0.47%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	1,320,000	1,361,250
Pipelines: 1.21%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	1,140,000	1,154,506
Northriver Midstream Finance LP144A	5.63	2-15-2026	2,420,000	2,372,411
				3,526,917
Financial: 2.56%
Banks: 1.40%
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.21%)144A±	8.13	1-8-2039	420,000	435,376
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	250,000	249,710
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	760,000	719,097
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	1,130,000	1,117,220
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	1,255,000	1,142,614
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	400,111
				4,064,128
Diversified financial services: 1.16%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	1,740,000	1,650,774
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	1,650,000	1,728,342
				3,379,116
Industrial: 1.20%
Aerospace/defense: 0.35%
Bombardier, Inc.144A	8.75	11-15-2030	975,000	1,021,322
Electronics: 0.60%
Sensata Technologies BV144A	4.00	4-15-2029	785,000	711,938
Sensata Technologies BV144A	5.88	9-1-2030	1,060,000	1,032,378
				1,744,316
Machinery-diversified: 0.25%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	745,000	728,953
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 17

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.63%
Electric: 0.63%
Drax Finco PLC144A	6.63%	11-1-2025	$1,865,000	$1,841,688
Total yankee corporate bonds and notes (Cost $36,802,582)				37,282,434

		Yield	Shares
Short-term investments: 5.05%
Investment companies: 5.05%
Allspring Government Money Market Fund Select Class♠∞##		5.24	14,716,569	14,716,569
Total short-term investments (Cost $14,716,569)				14,716,569
Total investments in securities (Cost $296,785,951)	100.04%			291,452,525
Other assets and liabilities, net	(0.04)			(119,683)
Total net assets	100.00%			$291,332,842

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,217,123	$58,029,538	$(45,530,092)	$0	$0	$14,716,569	14,716,569	$145,229
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Bond Fund

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $282,069,382)	$276,735,956
Investments in affiliated securities, at value (cost $14,716,569)	14,716,569
Cash	800
Receivable for interest	4,662,775
Receivable for Fund shares sold	38,110
Prepaid expenses and other assets	117,311
Total assets	296,271,521
Liabilities
Payable for when-issued transactions	2,697,356
Payable for investments purchased	1,490,680
Payable for Fund shares redeemed	393,294
Dividends payable	96,277
Management fee payable	94,748
Administration fees payable	28,076
Trustees’ fees and expenses payable	2,621
Distribution fee payable	1,088
Accrued expenses and other liabilities	134,539
Total liabilities	4,938,679
Total net assets	$291,332,842
Net assets consist of
Paid-in capital	$375,526,926
Total distributable loss	(84,194,084)
Total net assets	$291,332,842
Computation of net asset value and offering price per share
Net assets–Class A	$172,266,225
Shares outstanding–Class A1	57,842,491
Net asset value per share–Class A	$2.98
Maximum offering price per share – Class A2	$3.12
Net assets–Class C	$1,798,486
Shares outstanding–Class C1	602,095
Net asset value per share–Class C	$2.99
Net assets–Administrator Class	$12,840,948
Shares outstanding–Administrator Class[1]	4,306,092
Net asset value per share–Administrator Class	$2.98
Net assets–Institutional Class	$104,427,183
Shares outstanding–Institutional Class[1]	35,015,858
Net asset value per share–Institutional Class	$2.98
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 19

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$10,748,306
Income from affiliated securities	145,229
Total investment income	10,893,535
Expenses
Management fee	776,912
Administration fees
Class A	128,013
Class C	1,306
Administrator Class	6,453
Institutional Class	38,873
Shareholder servicing fees
Class A	213,100
Class C	2,172
Administrator Class	16,093
Distribution fee
Class C	6,519
Custody and accounting fees	7,519
Professional fees	36,054
Registration fees	16,189
Shareholder report expenses	20,697
Trustees’ fees and expenses	10,262
Other fees and expenses	6,651
Total expenses	1,286,813
Less: Fee waivers and/or expense reimbursements
Fund-level	(139,826)
Administrator Class	(4,363)
Institutional Class	(33,781)
Net expenses	1,108,843
Net investment income	9,784,692
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(7,074,965)
Net change in unrealized gains (losses) on investments	11,186,357
Net realized and unrealized gains (losses) on investments	4,111,392
Net increase in net assets resulting from operations	$13,896,084
The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$9,784,692		$18,864,484
Net realized losses on investments		(7,074,965)		(16,719,564)
Net change in unrealized gains (losses) on investments		11,186,357		19,539,865
Net increase in net assets resulting from operations		13,896,084		21,684,785
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,996,754)		(11,129,654)
Class C		(54,510)		(104,729)
Administrator Class		(460,863)		(859,200)
Institutional Class		(3,608,856)		(7,102,278)
Total distributions to shareholders		(10,120,983)		(19,195,861)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,168,247	3,451,774	2,078,328	6,040,894
Class C	147,716	429,905	48,015	140,508
Administrator Class	50,412	149,758	717,656	2,101,807
Institutional Class	4,321,260	12,763,062	14,027,526	40,177,740
		16,794,499		48,460,949
Reinvestment of distributions
Class A	1,874,315	5,492,811	3,496,017	10,174,721
Class C	18,527	54,486	35,917	104,718
Administrator Class	146,610	430,136	275,686	803,194
Institutional Class	1,213,153	3,560,045	2,400,931	6,995,628
		9,537,478		18,078,261
Payment for shares redeemed
Class A	(4,999,098)	(14,639,261)	(9,707,582)	(28,202,430)
Class C	(155,719)	(457,197)	(307,246)	(895,417)
Administrator Class	(706,454)	(2,073,840)	(985,757)	(2,872,253)
Institutional Class	(4,607,536)	(13,467,460)	(16,213,778)	(47,131,304)
		(30,637,758)		(79,101,404)
Net decrease in net assets resulting from capital share transactions		(4,305,781)		(12,562,194)
Total decrease in net assets		(530,680)		(10,073,270)
Net assets
Beginning of period		291,863,522		301,936,792
End of period		$291,332,842		$291,863,522
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 21

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$2.94	$2.92	$3.45	$3.33	$3.29	$3.28
Net investment income	0.10 [1]	0.18 [1]	0.13	0.11	0.13	0.14
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]	0.00
Net realized and unrealized gains (losses) on investments	0.04	0.02	(0.53)	0.12	0.04	0.01
Total from investment operations	0.14	0.20	(0.40)	0.23	0.17	0.15
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.13)	(0.11)	(0.13)	(0.14)
Net asset value, end of period	$2.98	$2.94	$2.92	$3.45	$3.33	$3.29
Total return[3]	4.95%	7.17%	(11.76)%	7.07%	5.31%[4]	4.79%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.01%	1.01%	1.04%	1.04%
Net expenses	0.92%	0.93%	0.92%	0.92%	0.93%	0.93%
Net investment income	6.79%	6.13%	4.08%	3.29%	4.01%	4.36%
Supplemental data
Portfolio turnover rate	27%	53%	138%	49%	34%	26%
Net assets, end of period (000s omitted)	$172,266	$175,674	$186,532	$238,817	$251,410	$273,553

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
22 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$2.95	$2.93	$3.46	$3.34	$3.29	$3.28
Net investment income	0.09 [1]	0.16 [1]	0.11 [1]	0.09 [1]	0.11 [1]	0.12 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.01	0.00
Net realized and unrealized gains (losses) on investments	0.04	0.02	(0.53)	0.12	0.03	0.01
Total from investment operations	0.13	0.18	(0.42)	0.21	0.15	0.13
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.11)	(0.09)	(0.10)	(0.12)
Net asset value, end of period	$2.99	$2.95	$2.93	$3.46	$3.34	$3.29
Total return[2]	4.55%	6.37%	(12.39)%	6.25%	4.83%[3]	4.00%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.78%	1.76%	1.76%	1.79%	1.79%
Net expenses	1.67%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income	6.03%	5.35%	3.26%	2.57%	3.25%	3.64%
Supplemental data
Portfolio turnover rate	27%	53%	138%	49%	34%	26%
Net assets, end of period (000s omitted)	$1,798	$1,743	$2,384	$4,123	$8,265	$12,220

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had a 0.31% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$2.94	$2.92	$3.46	$3.34	$3.29	$3.29
Net investment income	0.10 [1]	0.18 [1]	0.14	0.12 [1]	0.13	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.04	0.03	(0.54)	0.12	0.05	0.00
Total from investment operations	0.14	0.21	(0.40)	0.24	0.18	0.15
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.14)	(0.12)	(0.13)	(0.15)
Net asset value, end of period	$2.98	$2.94	$2.92	$3.46	$3.34	$3.29
Total return[2]	5.01%	7.30%	(11.91)%	7.20%	5.76%	4.60%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.95%	0.95%	0.99%	0.98%
Net expenses	0.80%	0.80%	0.80%	0.79%	0.79%	0.80%
Net investment income	6.90%	6.26%	4.20%	3.42%	4.14%	4.48%
Supplemental data
Portfolio turnover rate	27%	53%	138%	49%	34%	26%
Net assets, end of period (000s omitted)	$12,841	$14,165	$14,045	$18,317	$21,185	$24,667

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$2.94	$2.92	$3.46	$3.34	$3.29	$3.28
Net investment income	0.10 [1]	0.19 [1]	0.14	0.12	0.14	0.15
Net realized and unrealized gains (losses) on investments	0.05	0.02	(0.54)	0.13	0.05	0.01
Total from investment operations	0.15	0.21	(0.40)	0.25	0.19	0.16
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.14)	(0.13)	(0.14)	(0.15)
Net asset value, end of period	$2.98	$2.94	$2.92	$3.46	$3.34	$3.29
Total return[2]	5.15%	7.59%	(11.68)%	7.48%	6.04%	5.20%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.68%	0.69%	0.71%	0.71%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	7.19%	6.53%	4.50%	3.66%	4.39%	4.75%
Supplemental data
Portfolio turnover rate	27%	53%	138%	49%	34%	26%
Net assets, end of period (000s omitted)	$104,427	$100,281	$98,975	$120,658	$73,568	$75,877

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
26 | Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $297,058,163 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,111,322
Gross unrealized losses	(10,716,960)
Net unrealized losses	$(5,605,638)
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $35,845,406 in short-term capital losses and $35,504,293 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$221,943,713	$0	$221,943,713
Loans	0	16,841,227	668,582	17,509,809
Yankee corporate bonds and notes	0	37,282,434	0	37,282,434
Short-term investments
Investment companies	14,716,569	0	0	14,716,569
Total assets	$14,716,569	$276,067,374	$668,582	$291,452,525
Allspring High Yield Bond Fund | 27

Notes to financial statements (unaudited)
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Portfolio had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A	0.92%
Class C	1.67
Administrator Class	0.80
Institutional Class	0.53
28 | Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2024, Allspring Funds Distributor received $756 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2024 were $76,063,980 and $81,115,241, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring High Yield Bond Fund | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30 | Allspring High Yield Bond Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring High Yield Bond Fund | 31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

32 | Allspring High Yield Bond Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring High Yield Bond Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-srpxokn1 04-24
SAR4323 02-24

Allspring Short Duration Government Bond Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Short Duration Government Bond Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Short Duration Government Bond Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Short Duration Government Bond Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Short Duration Government Bond Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Short Duration Government Bond Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Maulik Bhansali, CFA, Jarad Vasquez

Average annual total returns (%) as of February 29, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (MSDAX)	3-11-1996	2.07	0.14	0.34	4.16	0.55	0.54	0.82	0.77
Class C (MSDCX)	5-31-2002	2.26	-0.22	-0.06	3.26	-0.22	-0.06	1.57	1.52
Class R6 (MSDRX)	11-30-2012	–	–	–	4.58	0.95	0.96	0.45	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	4.22	0.71	0.73	0.77	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	4.41	0.89	0.91	0.50	0.42
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	3.33	0.56	1.43	–	–
Bloomberg U.S. 1-3 Year Government Bond Index[4]	–	–	–	–	4.29	1.20	1.02	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.77% for Class A, 1.52% for Class C, 0.37% for Class R6, 0.60% for Administrator Class and 0.42% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]
The Bloomberg U.S. 1–3 Year Government Bond Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of 1 year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage-and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Short Duration Government Bond Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
FHLMC, 5.65%, 2-1-2046	8.31
FNMA, 3.45%, 7-1-2049	8.18
FHLMC, 3.37%, 5-1-2049	7.09
U.S. Treasury Notes, 4.13%, 2-15-2027	5.21
GNMA, 3.00%, 11-20-2038	4.53
FHLMC, 6.77%, 6-1-2043	3.96
FHLMC, 3.30%, 2-1-2050	3.55
FNMA, 2.50%, 8-1-2031	2.63
FHLMC, 2.50%, 5-15-2047	2.22
FNMA, 5.84%, 10-25-2040	2.08

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 29, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Short Duration Government Bond Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,030.19	$3.89	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.87	0.77%
Class C
Actual	$1,000.00	$1,026.34	$7.66	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.31	$7.62	1.52%
Class R6
Actual	$1,000.00	$1,032.20	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,029.87	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,031.97	$2.12	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	$2.11	0.42%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Short Duration Government Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 82.34%
FHLMC STRIPS Series 317 Class F3 (30 Day Average U.S. SOFR+0.63%)±	5.96%	11-15-2043	$3,423,633	$3,339,230
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.21	6-1-2052	4,272,298	4,059,693
FHLMC (RFUCCT1Y+1.62%)±	5.32	8-1-2046	4,113,371	4,174,686
FHLMC (RFUCCT1Y+1.62%)±	5.65	2-1-2046	16,761,257	17,025,269
FHLMC (RFUCCT1Y+1.62%)±	6.94	10-1-2043	2,983,488	3,039,311
FHLMC (RFUCCT1Y+1.63%)±	3.30	2-1-2050	7,385,312	7,268,642
FHLMC (RFUCCT1Y+1.63%)±	7.08	10-1-2043	3,521,120	3,581,476
FHLMC (RFUCCT1Y+1.64%)±	3.37	5-1-2049	14,446,523	14,529,412
FHLMC (RFUCCT1Y+1.66%)±	6.77	6-1-2043	7,956,430	8,110,917
FHLMC (RFUCCT1Y+1.66%)±	6.79	9-1-2045	2,996,412	3,054,543
FHLMC (RFUCCT1Y+1.85%)±	5.62	5-1-2042	473,979	484,914
FHLMC Series 4683 Class EA	2.50	5-15-2047	4,876,009	4,550,533
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.14	10-15-2039	2,071,087	2,073,291
FNMA	2.00	2-1-2031	3,542,361	3,284,082
FNMA	2.50	8-1-2031	5,673,907	5,391,819
FNMA	3.00	8-1-2036	2,687,038	2,509,408
FNMA	3.00	11-1-2039	3,599,046	3,335,525
FNMA	3.50	7-1-2043	1,892,585	1,787,900
FNMA	4.00	3-1-2031	2,176,561	2,143,491
FNMA	4.00	2-1-2034	1,836,965	1,773,922
FNMA	4.00	6-1-2038	4,054,029	3,940,819
FNMA (1 Year Treasury Constant Maturity+2.05%)±	3.94	3-1-2049	2,226,116	2,183,296
FNMA (RFUCCT1Y+1.57%)±	6.73	9-1-2045	371,595	379,290
FNMA (RFUCCT1Y+1.58%)±	5.51	6-1-2045	476,198	485,276
FNMA (RFUCCT1Y+1.58%)±	5.60	1-1-2046	536,849	547,087
FNMA (RFUCCT1Y+1.61%)±	3.45	7-1-2049	17,672,175	16,770,074
FNMA (RFUCCT1Y+1.62%)±	6.31	9-1-2043	1,362,223	1,388,989
FNMA (RFUCCT1Y+1.69%)±	7.40	11-1-2042	320,783	328,550
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	2-25-2038	349,489	346,811
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2040	4,311,439	4,270,333
FNMA Series 2012-115 Class DF (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2042	2,837,117	2,755,221
FNMA Series 2012-124 Class FE (30 Day Average U.S. SOFR+0.46%)±	5.79	11-25-2042	12,696	12,294
FNMA Series 2013-130 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.84	1-25-2044	1,320,120	1,291,466
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2044	994,905	968,314
FNMA Series 2016-84 Class FT (30 Day Average U.S. SOFR+0.61%)±	5.94	11-25-2046	58,187	56,535
FNMA Series 2017-112 Class FC (30 Day Average U.S. SOFR+0.46%)±	5.79	1-25-2048	1,066,099	1,025,976
FNMA Series 2017-30 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	5-25-2047	3,010,048	2,916,171
FNMA Series 2019-33 Class FN (30 Day Average U.S. SOFR+0.51%)±	5.84	7-25-2049	3,028,929	2,949,608
FNMA Series 2019-35 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	7-25-2049	1,223,785	1,191,143
FNMA Series 2019-49 Class FB (30 Day Average U.S. SOFR+0.59%)±	5.92	9-25-2049	1,892,737	1,835,224
FNMA Series 2019-50 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	9-25-2049	3,476,176	3,389,979
FNMA Series 2020-37 Class DA	1.50	6-25-2050	1,797,669	1,542,368
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2023-37 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.74%	8-25-2050	$1,580,017	$1,523,117
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.99	6-25-2040	2,031,258	2,009,874
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	6.19	10-25-2039	4,061,653	4,043,850
GNMA Series 2010-167 Class FL (U.S. SOFR 1 Month+0.46%)±	5.78	12-20-2040	1,633,522	1,605,708
GNMA Series 2016-167 Class AC	2.25	3-20-2039	2,162,545	1,966,330
GNMA Series 2019-125 Class DF (U.S. SOFR 1 Month+0.56%)±	5.88	10-20-2049	2,308,514	2,239,393
GNMA Series 2022-107 Class DA	3.00	11-20-2038	9,697,871	9,293,586
Total agency securities (Cost $171,373,415)				168,774,746
Asset-backed securities: 3.89%
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	1,079,000	1,090,677
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	1,007,601	903,921
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.78	1-25-2037	1,177,917	1,166,669
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,048,303
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	521,680	475,216
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	1,176,000	1,185,576
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	1,048,000	1,047,958
WF Card Issuance Trust Series 2024-A1 Class A%%	4.94	2-15-2029	1,060,000	1,060,000
Total asset-backed securities (Cost $8,119,808)				7,978,320
Non-agency mortgage-backed securities: 3.10%
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	498,323	460,386
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	407,206	382,640
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.13	9-15-2036	2,545,000	2,516,227
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	63,677	63,304
NewRez Warehouse Securitization Trust Series 2021-1 Class A (U.S. SOFR 1 Month+0.86%)144A±	6.19	5-25-2055	1,761,933	1,761,407
Verus Securitization Trust Series 2019-4 Class A1144A	3.64	11-25-2059	140,035	135,496
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	300,433	289,572
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	895,860	741,724
Total non-agency mortgage-backed securities (Cost $6,613,163)				6,350,756
U.S. Treasury securities: 8.22%
U.S. Treasury Notes	1.13	10-31-2026	354,000	324,449
U.S. Treasury Notes	4.00	1-15-2027	1,702,000	1,682,055
U.S. Treasury Notes	4.13	2-15-2027	10,773,000	10,684,628
U.S. Treasury Notes	4.25	1-31-2026	4,176,000	4,144,843
U.S. Treasury Notes	4.50	11-30-2024	18,000	17,903
Total U.S. Treasury securities (Cost $16,901,463)				16,853,878
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short Duration Government Bond Fund

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.29%
Investment companies: 3.29%
Allspring Government Money Market Fund Select Class♠∞##		5.24%	6,748,552	$6,748,552
Total short-term investments (Cost $6,748,552)				6,748,552
Total investments in securities (Cost $209,756,401)	100.84%			206,706,252
Other assets and liabilities, net	(0.84)			(1,719,095)
Total net assets	100.00%			$204,987,157

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,619,516	$71,942,885	$(69,813,849)	$0	$0	$6,748,552	6,748,552	$185,239
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	516	6-28-2024	$105,573,607	$105,651,000	$77,393	$0
Short
Ultra 10-Year U.S. Treasury Notes	(52)	6-18-2024	(5,921,412)	(5,936,938)	0	(15,526)
5-Year U.S. Treasury Notes	(183)	6-28-2024	(19,536,387)	(19,563,844)	0	(27,457)
					$77,393	$(42,983)
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 11

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $203,007,849)	$199,957,700
Investments in affiliated securities, at value (cost $6,748,552)	6,748,552
Cash	37,712
Cash at broker segregated for futures contracts	1,174,000
Principal paydown receivable	1,267,298
Receivable for investments sold	1,001,762
Receivable for interest	871,614
Receivable for Fund shares sold	75,966
Prepaid expenses and other assets	100,713
Total assets	211,235,317
Liabilities
Payable for investments purchased	4,670,025
Payable for when-issued transactions	1,059,712
Payable for Fund shares redeemed	256,903
Dividends payable	141,122
Management fee payable	36,546
Payable for daily variation margin on open futures contracts	17,585
Administration fees payable	13,430
Trustees’ fees and expenses payable	803
Distribution fee payable	741
Accrued expenses and other liabilities	51,293
Total liabilities	6,248,160
Total net assets	$204,987,157
Net assets consist of
Paid-in capital	$336,877,612
Total distributable loss	(131,890,455)
Total net assets	$204,987,157
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short Duration Government Bond Fund

Statement of assets and liabilities—February 29, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$22,501,933
Shares outstanding–Class A1	2,543,628
Net asset value per share–Class A	$8.85
Maximum offering price per share – Class A2	$9.03
Net assets–Class C	$1,196,245
Shares outstanding–Class C1	135,013
Net asset value per share–Class C	$8.86
Net assets–Class R6	$31,958,453
Shares outstanding–Class R6[1]	3,600,295
Net asset value per share–Class R6	$8.88
Net assets–Administrator Class	$17,889,882
Shares outstanding–Administrator Class[1]	2,018,325
Net asset value per share–Administrator Class	$8.86
Net assets–Institutional Class	$131,440,644
Shares outstanding–Institutional Class[1]	14,837,237
Net asset value per share–Institutional Class	$8.86
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 13

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$4,732,373
Income from affiliated securities	185,239
Total investment income	4,917,612
Expenses
Management fee	361,356
Administration fees
Class A	17,232
Class C	1,007
Class R6	5,053
Administrator Class	9,011
Institutional Class	52,185
Shareholder servicing fees
Class A	28,720
Class C	1,664
Administrator Class	22,365
Distribution fee
Class C	4,992
Custody and accounting fees	7,476
Professional fees	40,064
Registration fees	28,652
Shareholder report expenses	15,722
Trustees’ fees and expenses	11,828
Other fees and expenses	7,410
Total expenses	614,737
Less: Fee waivers and/or expense reimbursements
Fund-level	(92,600)
Class R6	(4,612)
Administrator Class	(10,437)
Institutional Class	(18,064)
Net expenses	489,024
Net investment income	4,428,588
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(963,558)
Futures contracts	(301,289)
Net realized losses on investments	(1,264,847)
Net change in unrealized gains (losses) on
Unaffiliated securities	3,163,194
Futures contracts	(24,052)
Net change in unrealized gains (losses) on investments	3,139,142
Net realized and unrealized gains (losses) on investments	1,874,295
Net increase in net assets resulting from operations	$6,302,883
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short Duration Government Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$4,428,588		$9,590,844
Net realized losses on investments		(1,264,847)		(19,966,445)
Net change in unrealized gains (losses) on investments		3,139,142		9,792,335
Net increase (decrease) in net assets resulting from operations		6,302,883		(583,266)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(505,150)		(776,407)
Class C		(24,431)		(44,066)
Class R6		(806,948)		(1,313,290)
Administrator Class		(411,193)		(678,320)
Institutional Class		(3,094,205)		(8,064,585)
Total distributions to shareholders		(4,841,927)		(10,876,668)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	118,934	1,044,409	103,898	921,903
Class C	0	0	6,088	54,117
Class R6	95,187	844,546	410,399	3,651,257
Administrator Class	15,286	135,151	251,249	2,249,946
Institutional Class	2,180,464	19,319,733	5,726,191	50,821,066
		21,343,839		57,698,289
Reinvestment of distributions
Class A	54,767	482,974	84,224	744,518
Class C	2,767	24,431	4,977	44,063
Class R6	79,661	704,822	131,680	1,168,038
Administrator Class	46,333	409,344	75,932	672,494
Institutional Class	265,016	2,339,961	758,037	6,713,571
		3,961,532		9,342,684
Payment for shares redeemed
Class A	(279,676)	(2,465,430)	(946,327)	(8,379,462)
Class C	(34,121)	(300,798)	(132,017)	(1,173,532)
Class R6	(678,856)	(6,000,223)	(1,192,121)	(10,595,972)
Administrator Class	(161,473)	(1,421,764)	(1,214,436)	(10,771,868)
Institutional Class	(3,239,469)	(28,514,942)	(27,736,964)	(245,586,462)
		(38,703,157)		(276,507,296)
Net decrease in net assets resulting from capital share transactions		(13,397,786)		(209,466,323)
Total decrease in net assets		(11,936,830)		(220,926,257)
Net assets
Beginning of period		216,923,987		437,850,244
End of period		$204,987,157		$216,923,987
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.78	$9.04	$9.71	$9.85	$9.73	$9.60
Net investment income	0.18 [1]	0.22 [1]	0.04 [1]	0.00 [1,2]	0.15	0.21
Net realized and unrealized gains (losses) on investments	0.08	(0.22)	(0.59)	(0.04)	0.18	0.16
Total from investment operations	0.26	0.00	(0.55)	(0.04)	0.33	0.37
Distributions to shareholders from
Net investment income	(0.19)	(0.26)	(0.12)	(0.10)	(0.21)	(0.24)
Net asset value, end of period	$8.85	$8.78	$9.04	$9.71	$9.85	$9.73
Total return[3]	3.02%	0.02%	(5.65)%	(0.45)%	3.41%	3.92%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.83%	0.79%	0.79%	0.81%	0.81%
Net expenses	0.77%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	4.00%	2.53%	0.38%	0.01%	1.32%	2.22%
Supplemental data
Portfolio turnover rate	80%	350%	367%	294%	395%	635%
Net assets, end of period (000s omitted)	$22,502	$23,260	$30,817	$67,959	$60,425	$29,618

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.79	$9.06	$9.72	$9.87	$9.75	$9.62
Net investment income (loss)	0.14 [1]	0.16 [1]	(0.03)[1]	(0.07)[1]	0.07	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.09	(0.24)	(0.58)	(0.06)	0.18	0.16
Total from investment operations	0.23	(0.08)	(0.61)	(0.13)	0.25	0.30
Distributions to shareholders from
Net investment income	(0.16)	(0.19)	(0.05)	(0.02)	(0.13)	(0.17)
Net asset value, end of period	$8.86	$8.79	$9.06	$9.72	$9.87	$9.75
Total return[2]	2.63%	(0.84)%	(6.26)%	(1.29)%	2.64%	3.14%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.57%	1.53%	1.54%	1.56%	1.56%
Net expenses	1.52%	1.53%	1.52%	1.53%	1.53%	1.53%
Net investment income (loss)	3.23%	1.75%	(0.34)%	(0.69)%	0.61%	1.49%
Supplemental data
Portfolio turnover rate	80%	350%	367%	294%	395%	635%
Net assets, end of period (000s omitted)	$1,196	$1,463	$2,602	$4,963	$8,868	$10,032

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.81	$9.07	$9.74	$9.89	$9.77	$9.64
Net investment income	0.19 [1]	0.26 [1]	0.09	0.04	0.19	0.25 [1]
Net realized and unrealized gains (losses) on investments	0.09	(0.22)	(0.60)	(0.05)	0.18	0.16
Total from investment operations	0.28	0.04	(0.51)	(0.01)	0.37	0.41
Distributions to shareholders from
Net investment income	(0.21)	(0.30)	(0.16)	(0.14)	(0.25)	(0.28)
Net asset value, end of period	$8.88	$8.81	$9.07	$9.74	$9.89	$9.77
Total return[2]	3.22%	0.43%	(5.24)%	(0.13)%	3.83%	4.34%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.45%	0.42%	0.41%	0.43%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.39%	2.95%	0.93%	0.42%	1.77%	2.62%
Supplemental data
Portfolio turnover rate	80%	350%	367%	294%	395%	635%
Net assets, end of period (000s omitted)	$31,958	$36,155	$43,142	$47,471	$48,371	$41,987

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.80	$9.06	$9.73	$9.87	$9.75	$9.62
Net investment income	0.18 [1]	0.24 [1]	0.06	0.02 [1]	0.16 [1]	0.23 [1]
Net realized and unrealized gains (losses) on investments	0.08	(0.22)	(0.59)	(0.05)	0.19	0.16
Total from investment operations	0.26	0.02	(0.53)	(0.03)	0.35	0.39
Distributions to shareholders from
Net investment income	(0.20)	(0.28)	(0.14)	(0.11)	(0.23)	(0.26)
Net asset value, end of period	$8.86	$8.80	$9.06	$9.73	$9.87	$9.75
Total return[2]	2.99%	0.20%	(5.47)%	(0.26)%	3.60%	4.10%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.76%	0.73%	0.73%	0.75%	0.75%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	4.16%	2.67%	0.68%	0.20%	1.54%	2.41%
Supplemental data
Portfolio turnover rate	80%	350%	367%	294%	395%	635%
Net assets, end of period (000s omitted)	$17,890	$18,632	$27,229	$32,375	$36,262	$38,816

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.79	$9.06	$9.72	$9.87	$9.75	$9.62
Net investment income	0.19 [1]	0.25 [1]	0.07 [1]	0.04 [1]	0.17	0.25
Net realized and unrealized gains (losses) on investments	0.09	(0.23)	(0.57)	(0.06)	0.19	0.16
Total from investment operations	0.28	0.02	(0.50)	(0.02)	0.36	0.41
Distributions to shareholders from
Net investment income	(0.21)	(0.29)	(0.16)	(0.13)	(0.24)	(0.28)
Net asset value, end of period	$8.86	$8.79	$9.06	$9.72	$9.87	$9.75
Total return[2]	3.20%	0.27%	(5.20)%	(0.19)%	3.78%	4.29%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.49%	0.46%	0.46%	0.48%	0.48%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.34%	2.81%	0.79%	0.37%	1.72%	2.57%
Supplemental data
Portfolio turnover rate	80%	350%	367%	294%	395%	635%
Net assets, end of period (000s omitted)	$131,441	$137,415	$334,060	$570,276	$451,715	$445,211

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are
Allspring Short Duration Government Bond Fund | 21

Notes to financial statements (unaudited)
repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $209,859,110 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$542,387
Gross unrealized losses	(3,660,835)
Net unrealized losses	$(3,118,448)
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $60,100,653 in short-term capital losses and $67,228,457 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
22 | Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$168,774,746	$0	$168,774,746
Asset-backed securities	0	7,978,320	0	7,978,320
Non-agency mortgage-backed securities	0	6,350,756	0	6,350,756
U.S. Treasury securities	16,853,878	0	0	16,853,878
Short-term investments
Investment companies	6,748,552	0	0	6,748,552
	23,602,430	183,103,822	0	206,706,252
Futures contracts	77,393	0	0	77,393
Total assets	$23,679,823	$183,103,822	$0	$206,783,645
Liabilities
Futures contracts	$42,983	$0	$0	$42,983
Total liabilities	$42,983	$0	$0	$42,983
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, an agency security with a market value of $4,043,850 was transferred from Level 3 to Level 2 due to an increase in the number of market contributors.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Short Duration Government Bond Fund | 23

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.37
Administrator Class	0.60
Institutional Class	0.42
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2024, Allspring Funds Distributor received $28 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2024.
24 | Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$162,835,536	$5,286,994	$154,282,927	$9,761,816
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 29, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $109,159,277 in long futures contracts and $28,539,000 in short futures contracts during the six months ended February 29, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Short Duration Government Bond Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Short Duration Government Bond Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Short Duration Government Bond Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-anz8gf6a 04-24
SAR0932 02-24

Allspring Short-Term Bond Plus Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Short-Term Bond Plus Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Short-Term Bond Plus Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Short-Term Bond Plus Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Short-Term Bond Plus Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Short-Term Bond Plus Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA, Janet S. Rilling, CFA, CPA, Michael J. Schueller, CFA, Michal Stanczyk, Noah M. Wise, CFA

Average annual total returns (%) as of February 29, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SSTVX)	8-31-1999	3.42	1.60	1.42	5.53	2.01	1.62	0.81	0.62
Class C (WFSHX)	3-31-2008	3.85	1.25	1.02	4.85	1.25	1.02	1.56	1.37
Class R6 (SSTYX)[3]	7-31-2018	–	–	–	5.91	2.31	1.91	0.44	0.25
Institutional Class (SSHIX)	8-31-1999	–	–	–	5.86	2.26	1.89	0.49	0.30
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	3.33	0.56	1.43	–	–
Bloomberg U.S. 1-3 Year Government/Credit Bond Index[5]	–	–	–	–	4.58	1.41	1.24	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.61% for Class A, 1.36% for Class C, 0.24% for Class R6 and 0.29% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the
Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated
in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]
The Bloomberg U.S. 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Bloomberg U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Short-Term Bond Plus Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. This fund is exposed to high-yield securities risk and mortgage-and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Short-Term Bond Plus Fund | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
U.S. Treasury Notes, 0.38%, 12-31-2025	9.98
U.S. Treasury Notes, 1.13%, 1-15-2025	6.18
U.S. Treasury Notes, 4.25%, 1-31-2026	5.99
U.S. Treasury Notes, 3.25%, 8-31-2024	3.73
U.S. Treasury Notes, 5.00%, 8-31-2025	2.25
U.S. Treasury Notes, 4.25%, 12-31-2025	1.67
GNMA, 6.00%, 3-20-2054	1.48
GNMA, 6.50%, 3-20-2054	0.81
Avis Budget Rental Car Funding AESOP LLC, 3.35%, 9-22-2025	0.69
Anchorage Capital CLO 6 Ltd., 7.43%, 7-15-2030	0.64

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 29, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

8 | Allspring Short-Term Bond Plus Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,033.49	$3.08	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.07	0.61%
Class C
Actual	$1,000.00	$1,029.59	$6.86	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.82	1.36%
Class R6
Actual	$1,000.00	$1,034.17	$1.21	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21	0.24%
Institutional Class
Actual	$1,000.00	$1,035.12	$1.47	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	$1.46	0.29%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 2.83%
FHLMC	4.00%	5-1-2025	$54,811	$54,180
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.83	5-25-2044	274,847	274,841
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	189,898	209,123
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.98	7-25-2043	44,291	40,949
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.88	10-25-2043	453,111	362,860
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.25	4-1-2032	10,125	10,146
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.17	4-1-2038	64,200	65,292
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	2.96	5-1-2026	335	330
FHLMC (RFUCCT1Y+1.91%)±	6.16	9-1-2031	1,499	1,494
FHLMC Series 2597 Class AE	5.50	4-15-2033	5,573	5,526
FHLMC Series 3735 Class KL	3.50	10-15-2025	46,248	45,486
FNMA	6.00	3-1-2033	40,975	41,514
FNMA	6.50	8-1-2031	100,158	102,442
FNMA	9.00	11-1-2024	3,077	3,075
FNMA (1 Year Treasury Constant Maturity+1.27%)±	5.40	8-1-2034	41,009	40,574
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.32	11-1-2031	19,992	19,870
FNMA (1 Year Treasury Constant Maturity+2.28%)±	5.98	8-1-2036	307,368	315,607
FNMA (RFUCCT1Y+1.77%)±	5.87	7-1-2044	206,884	212,323
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	12,099	13,106
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	279,192	287,308
FNMA Series 2003-W11 Class A1±±	6.72	6-25-2033	3,468	3,484
FNMA Series 2003-W6 Class 6A±±	4.27	8-25-2042	213,079	204,689
FNMA Series 2003-W6 Class PT4±±	8.26	10-25-2042	28,737	30,430
FNMA Series 2005-84 Class MB	5.75	10-25-2035	68,333	68,587
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	5.63	2-25-2046	876,212	866,936
FNMA Series 2010-37 Class A1	5.41	5-25-2035	11,765	11,711
FNMA Series 2011-48 Class CN	4.00	6-25-2026	58,391	57,300
GNMA%%	6.00	3-20-2054	9,185,000	9,229,786
GNMA%%	6.50	3-20-2054	5,000,000	5,067,811
GNMA Series 2005-27 Class PA	4.50	4-20-2035	15,692	15,340
Total agency securities (Cost $17,779,883)				17,662,120
Asset-backed securities: 14.22%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,907,012	1,946,261
Anchorage Capital CLO 6 Ltd. Series 2015-6A Class B2RR (U.S. SOFR 3 Month+2.11%)144A±	7.43	7-15-2030	4,000,000	4,005,683
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,366,509	1,217,793
Auburn CLO Ltd. Series 2017-1A Class A2A (U.S. SOFR 3 Month+1.88%)144A±	7.20	10-20-2030	470,000	470,519
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A Class A144A	3.35	9-22-2025	4,330,000	4,296,803
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	2,220,000	2,123,852
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
BHG Securitization Trust Series 2021-A Class A144A	1.42%	11-17-2033	$1,000,475	$952,432
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,208,289
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (U.S. SOFR 3 Month+1.31%)144A±	6.63	4-24-2029	884,186	885,145
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	2,186,062	2,060,104
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	6.07	11-25-2069	1,377,867	1,367,220
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	970,000	876,580
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	716,492	698,589
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	6.56	4-18-2031	3,675,544	3,676,646
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	642,399	601,718
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	353,076	4,140
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	3,037,096	2,974,720
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,584,753
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	3,060,750	2,996,479
Dryden 72 CLO Ltd. Series 2019-72A Class CR (U.S. SOFR 3 Month+2.11%)144A±	7.42	5-15-2032	1,000,000	983,745
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	6.56	9-25-2033	93,553	91,768
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	1,114,664	1,093,956
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	1,399,997	1,421,390
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,662,759
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,022,065
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	615,000	637,691
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	1,849,939	1,859,386
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.24	11-16-2036	2,000,000	1,946,612
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	2,325,000	2,262,909
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	6.49	6-16-2036	702,148	695,133
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	7.24	9-17-2036	1,000,000	948,574
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	2,330,018	2,322,243
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.51	10-16-2036	245,172	243,103
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.67	2-19-2037	3,800,000	3,757,250
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.28	7-15-2036	615,328	612,251
MNR ABS Issuer I LLC‡	8.12	12-15-2038	1,046,379	1,055,587
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,938,752	1,663,372
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	157,471	155,427
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	762,965	759,230
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	453,673	453,696
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Octane Receivables Trust Series 2023-1A Class B144A	5.96%	7-20-2029	$645,000	$643,755
OnDeck Asset Securitization Trust LLC Series 2021-1A Class A144A	1.59	5-17-2027	2,855,000	2,824,328
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	751,554	732,036
Pagaya AI Debt Selection Trust Series 2023-1 Class A144A	7.56	7-15-2030	1,627,644	1,634,086
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	2,010,000	1,997,145
PFS Financing Corp. Series 2021-A Class B144A	0.96	4-15-2026	1,000,000	994,099
Prodigy Finance CM2021-1 DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	6.69	7-25-2051	1,030,862	1,028,340
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,943,958	1,971,423
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	1,600,122	1,490,857
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	1,764,902	1,745,429
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.99	5-26-2055	534,180	523,689
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.66	4-15-2030	335,945	336,485
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.13	4-15-2030	2,660,000	2,661,399
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	660,103	610,870
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	953,104	888,256
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	6.56	10-18-2030	2,513,292	2,508,391
Towd Point Asset Trust Series 2018-SL1 Class A (U.S. SOFR 1 Month+0.71%)144A±	6.04	1-25-2046	44,965	44,939
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	6.56	9-7-2030	2,009,402	2,011,412
Vibrant CLO VI Ltd. Series 2017-6A Class AR (U.S. SOFR 3 Month+1.21%)144A±	6.58	6-20-2029	427,312	426,629
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	8.23	7-15-2029	2,050,000	2,051,098
Total asset-backed securities (Cost $90,510,298)				88,720,539

	Shares
Common stocks: 0.01%
Consumer discretionary: 0.01%
Hotels, restaurants & leisure: 0.01%
Royal Caribbean Cruises Ltd.†	535	65,992
Total common stocks (Cost $116,969)		65,992

Principal
Corporate bonds and notes: 27.54%
Basic materials: 0.62%
Chemicals: 0.22%
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	$1,500,000	1,397,900
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mining: 0.40%
Glencore Funding LLC144A	5.40%	5-8-2028	$2,465,000	$2,478,487
Communications: 0.56%
Media: 0.32%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	2,000,000	2,017,481
Telecommunications: 0.24%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	625,000	620,780
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	850,000	847,421
				1,468,201
Consumer, cyclical: 5.59%
Airlines: 0.50%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	10-15-2025	1,331,747	1,281,706
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	1,432,083	1,414,289
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	450,360	443,817
				3,139,812
Apparel: 0.85%
Michael Kors USA, Inc.144A	4.25	11-1-2024	2,241,000	2,198,981
Tapestry, Inc.	7.00	11-27-2026	3,000,000	3,081,157
				5,280,138
Auto manufacturers: 2.38%
American Honda Finance Corp.	5.80	10-3-2025	3,000,000	3,028,440
Daimler Truck Finance North America LLC144A	5.15	1-16-2026	2,000,000	1,993,869
Ford Motor Credit Co. LLC	2.30	2-10-2025	4,000,000	3,869,149
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,033,402
Hyundai Capital America144A	5.30	1-8-2029	1,800,000	1,795,756
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,083,342
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	2,000,000	2,053,256
				14,857,214
Entertainment: 0.39%
Warnermedia Holdings, Inc.	3.64	3-15-2025	1,000,000	978,898
Warnermedia Holdings, Inc.	3.76	3-15-2027	1,500,000	1,419,358
				2,398,256
Housewares: 0.35%
Newell Brands, Inc.	5.20	4-1-2026	2,250,000	2,184,888
Lodging: 0.50%
Genting New York LLC/GENNY Capital, Inc.144A	3.30	2-15-2026	1,080,000	1,007,582
Las Vegas Sands Corp.	3.20	8-8-2024	2,155,000	2,128,203
				3,135,785
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.40%
Advance Auto Parts, Inc.	5.95%	3-9-2028	$2,500,000	$2,497,541
Toys/games/hobbies: 0.22%
Mattel, Inc.144A	5.88	12-15-2027	1,370,000	1,370,870
Consumer, non-cyclical: 2.17%
Agriculture: 0.73%
Altria Group, Inc.	1.70	6-15-2025	1,515,000	1,591,236
Philip Morris International, Inc.	4.88	2-15-2028	3,000,000	2,983,481
				4,574,717
Commercial services: 0.97%
CoreCivic, Inc.	8.25	4-15-2026	2,500,000	2,554,800
Global Payments, Inc.	4.45	6-1-2028	2,220,000	2,141,198
UL Solutions, Inc.144A	6.50	10-20-2028	1,275,000	1,317,116
				6,013,114
Healthcare-services: 0.47%
CHRISTUS Health Series C	4.34	7-1-2028	3,025,000	2,951,509
Financial: 14.84%
Banks: 5.22%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	2,500,000	2,420,557
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,199,109
Citigroup, Inc. (U.S. SOFR+1.55%)±	5.61	9-29-2026	3,000,000	3,003,806
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,746,346
JPMorgan Chase & Co. (U.S. SOFR+0.49%)±	0.77	8-9-2025	2,000,000	1,954,773
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,057,661
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.54%)±	0.82	6-1-2025	1,220,000	1,203,922
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	769,493
Morgan Stanley (U.S. SOFR+0.56%)±	1.16	10-21-2025	2,000,000	1,940,743
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,021,666
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	2,305,000	2,218,232
Santander Holdings USA, Inc. (U.S. SOFR+1.38%)±	4.26	6-9-2025	800,000	794,289
Santander Holdings USA, Inc. (U.S. SOFR+2.33%)±	5.81	9-9-2026	1,250,000	1,248,363
Truist Financial Corp. (U.S. SOFR+2.05%)±	6.05	6-8-2027	1,000,000	1,010,101
U.S. Bancorp (U.S. SOFR+2.02%)±	5.78	6-12-2029	3,135,000	3,167,717
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,844,365
				32,601,143
Diversified financial services: 1.94%
Aircastle Ltd.144A	6.50	7-18-2028	1,500,000	1,515,415
Aviation Capital Group LLC144A	6.75	10-25-2028	1,000,000	1,036,234
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,192,080
Cantor Fitzgerald LP144A	7.20	12-12-2028	2,750,000	2,822,630
Capital One Financial Corp.	0.80	6-12-2024	2,500,000	2,674,287
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	1,900,000	1,850,932
				12,091,578
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 4.83%
Allied World Assurance Co. Holdings Ltd.	4.35%	10-29-2025	$2,880,000	$2,793,254
Athene Global Funding	0.37	9-10-2026	2,000,000	1,976,350
Brighthouse Financial Global Funding144A	1.00	4-12-2024	2,000,000	1,988,979
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,074,998
Farmers Exchange Capital144A	7.05	7-15-2028	1,015,000	1,022,225
GA Global Funding Trust144A	1.00	4-8-2024	3,022,000	3,005,346
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,873,563
Metropolitan Life Global Funding I144A	4.40	6-30-2027	2,000,000	1,947,023
Minnesota Life Insurance Co.144A	8.25	9-15-2025	3,000,000	3,081,194
New York Life Global Funding144A	4.90	6-13-2028	3,000,000	2,991,322
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	2,968,224
Pine Street Trust I144A	4.57	2-15-2029	952,000	900,237
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,192,356
Security Benefit Global Funding144A	1.25	5-17-2024	335,000	331,426
				30,146,497
Investment Companies: 0.23%
Ares Capital Corp.	5.88	3-1-2029	1,490,000	1,456,192
REITS: 2.62%
Boston Properties LP	3.20	1-15-2025	500,000	488,783
Brandywine Operating Partnership LP	7.80	3-15-2028	1,140,000	1,129,256
EPR Properties	4.50	4-1-2025	1,500,000	1,472,467
Omega Healthcare Investors, Inc.	4.50	4-1-2027	1,500,000	1,442,460
Omega Healthcare Investors, Inc.	4.75	1-15-2028	145,000	139,103
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,035,356
Prologis Targeted U.S. Logistics Fund LP144A%%	5.25	4-1-2029	1,555,000	1,546,867
Sabra Health Care LP	5.13	8-15-2026	1,490,000	1,462,989
SITE Centers Corp.	4.70	6-1-2027	380,000	373,706
Starwood Property Trust, Inc.144A	3.75	12-31-2024	65,000	63,699
Tanger Properties LP	3.13	9-1-2026	3,109,000	2,901,783
VICI Properties LP	4.38	5-15-2025	1,835,000	1,802,187
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	2,500,000	2,465,335
				16,323,991
Industrial: 1.41%
Transportation: 0.48%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,008,164
Trucking & leasing: 0.93%
DAE Funding LLC144A	1.55	8-1-2024	1,000,000	980,813
GATX Corp.%%	5.40	3-15-2027	2,000,000	2,004,062
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	1,800,000	1,809,343
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.05	8-1-2028	1,000,000	1,022,831
				5,817,049
Technology: 0.29%
Computers: 0.29%
Kyndryl Holdings, Inc.	2.05	10-15-2026	2,010,000	1,835,295
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 2.06%
Electric: 2.06%
Alliant Energy Finance LLC144A	5.95%	3-30-2029		$1,250,000	$1,279,469
CenterPoint Energy, Inc. (U.S. SOFR+0.65%)±	5.99	5-13-2024		340,000	340,054
Evergy Missouri West, Inc.144A	5.15	12-15-2027		2,500,000	2,490,290
National Rural Utilities Cooperative Finance Corp.	4.85	2-7-2029		3,000,000	2,972,502
Southern California Edison Co.%%	5.15	6-1-2029		800,000	800,185
Southern California Edison Co.%%	5.35	3-1-2026		2,000,000	2,001,610
Vistra Operations Co. LLC144A	3.55	7-15-2024		3,000,000	2,973,043
					12,857,153
Total corporate bonds and notes (Cost $173,218,714)					171,902,975
Foreign corporate bonds and notes: 1.98%
Communications: 0.32%
Telecommunications: 0.32%
Eutelsat SA	1.50	10-13-2028	EUR	500,000	347,096
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	1,625,000	1,645,378
					1,992,474
Consumer, cyclical: 0.71%
Auto manufacturers: 0.19%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	1,200,000	1,196,458
Auto parts & equipment: 0.41%
Conti-Gummi Finance BV	1.13	9-25-2024	EUR	2,000,000	2,127,359
Forvia SE	7.25	6-15-2026	EUR	364,000	414,490
					2,541,849
Entertainment: 0.11%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	585,000	681,269
Consumer, non-cyclical: 0.37%
Commercial services: 0.27%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,250,000	1,354,982
Verisure Holding AB144A	9.25	10-15-2027	EUR	300,000	346,046
					1,701,028
Pharmaceuticals: 0.10%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	600,000	620,927
Financial: 0.34%
Banks: 0.09%
Banco BPM SpA	0.88	7-15-2026	EUR	540,000	543,905
Real estate: 0.25%
Aedas Homes Opco SLU144A	4.00	8-15-2026	EUR	1,500,000	1,582,482
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 0.24%
Packaging & containers: 0.24%
Canpack SA/Canpack U.S. LLC144A	2.38%	11-1-2027	EUR	1,500,000	$1,492,897
Total foreign corporate bonds and notes (Cost $13,137,570)					12,353,289
Foreign government bonds: 2.09%
Australia: 0.40%
Australia	2.75	11-21-2028	AUD	3,965,000	2,465,756
Brazil: 0.56%
Brazil¤	0.00	10-1-2025	BRL	20,000,000	3,461,094
France: 0.23%
France	0.75	2-25-2028	EUR	1,455,000	1,455,514
Malaysia: 0.11%
Malaysia	3.88	3-14-2025	MYR	3,300,000	699,093
Spain: 0.41%
Spain¤	0.00	1-31-2028	EUR	2,680,000	2,585,193
United Kingdom: 0.38%
U.K. Gilts	1.63	10-22-2028	GBP	2,100,000	2,386,078
Total foreign government bonds (Cost $13,258,079)					13,052,728

	Shares
Investment companies: 0.55%
Exchange-traded funds: 0.55%
iShares 0-5 Year High Yield Corporate Bond ETF	80,600	3,416,634
Total investment companies (Cost $3,310,905)		3,416,634

			Principal
Municipal obligations: 0.11%
Indiana: 0.11%
Education revenue: 0.11%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	6.25	2-25-2044	$708,343	706,889
Total municipal obligations (Cost $702,224)				706,889
Non-agency mortgage-backed securities: 7.71%
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,819,070	2,391,120
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	312,074	289,133
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	469,064	426,391
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,695,927	1,506,383
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	192,764	186,782
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 17

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33%	10-15-2036	$2,165,000	$2,112,228
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.94	2-15-2041	3,010,000	3,006,226
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	156,833	153,628
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	922,585	837,291
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.01	6-19-2031	54,063	52,198
COLT Mortgage Loan Trust Series 2020-2 Class A1144A±±	1.85	3-25-2065	11,096	11,038
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.74	2-10-2047	386,616	368,295
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	817,720	790,900
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	555,388	509,229
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,262,773	1,046,474
FWD Securitization Trust Series 2020-INV1 Class A3144A±±	2.44	1-25-2050	645,213	591,599
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	995,882	804,514
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	95,587	90,263
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,066,053
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,326,586	1,901,503
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.45	5-25-2067	4,005,000	3,304,923
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	6.58	6-15-2035	566,915	523,180
JP Morgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	900,618	787,945
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	4.75	10-25-2032	685	648
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.88	11-15-2038	2,985,671	2,959,546
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,710
MFA Trust Series 2020-NQM1 Class A2144A±±	1.79	8-25-2049	414,129	381,130
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	671,290	605,538
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	800,000	675,448
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	1,512,650	1,433,318
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	964,383	887,570
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	2,290,046	2,077,429
OBX Trust Series 2019-EXP1 Class 1A3144A±±	4.00	1-25-2059	665,720	639,578
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	6.15	10-15-2036	3,028,425	2,971,710
PKHL Commercial Mortgage Trust Series 2021-MF Class B (U.S. SOFR 1 Month+1.29%)144A±	6.61	7-15-2038	3,342,000	2,994,976
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	1,280,701	1,297,825
Ready Capital Mortgage Trust Series 2019-5 Class A144A	3.78	2-25-2052	19,254	19,213
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	196,340	180,595
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56%	2-25-2050	$1,089,276	$1,013,257
Towd Point Mortgage Trust Series 2017-1 Class A1144A±±	2.75	10-25-2056	31,725	31,591
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	281,048	269,161
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	763,858	715,044
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.22	2-15-2032	1,459,270	1,452,304
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,453,182	1,251,253
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,901,690	1,586,065
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	98,709	89,126
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	837,061	739,230
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.56	8-25-2032	47,308	47,356
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.56	8-25-2032	23,930	23,443
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	7.01	12-28-2037	2,999	2,956
Total non-agency mortgage-backed securities (Cost $52,353,813)				48,136,316
U.S. Treasury securities: 30.19%
U.S. Treasury Notes##	0.38	12-31-2025	67,370,000	62,327,777
U.S. Treasury Notes	1.13	1-15-2025	39,905,000	38,564,441
U.S. Treasury Notes	3.25	8-31-2024	23,505,000	23,266,277
U.S. Treasury Notes	4.25	12-31-2025	10,500,000	10,417,969
U.S. Treasury Notes	4.25	1-31-2026	37,645,000	37,364,133
U.S. Treasury Notes	4.63	2-28-2025	2,480,000	2,469,634
U.S. Treasury Notes	5.00	8-31-2025	14,000,000	14,036,094
Total U.S. Treasury securities (Cost $189,745,554)				188,446,325
Yankee corporate bonds and notes: 12.70%
Communications: 0.71%
Internet: 0.29%
Prosus NV144A	3.26	1-19-2027	2,000,000	1,840,844
Telecommunications: 0.42%
Rogers Communications, Inc.	5.00	2-15-2029	2,620,000	2,596,671
Consumer, non-cyclical: 0.60%
Agriculture: 0.32%
Viterra Finance BV144A	4.90	4-21-2027	2,000,000	1,957,804
Beverages: 0.28%
JDE Peet’s NV144A	0.80	9-24-2024	1,810,000	1,756,681
Energy: 0.97%
Oil & gas: 0.97%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	6-22-2025	3,000,000	2,956,103
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 19

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Woodside Finance Ltd.144A	3.65%	3-5-2025	$1,750,000	$1,711,274
Woodside Finance Ltd.144A	3.70	3-15-2028	1,500,000	1,397,210
				6,064,587
Financial: 8.54%
Banks: 7.05%
Banco Santander SA (1 Year Treasury Constant Maturity+0.45%)±	5.74	6-30-2024	2,000,000	2,000,327
Banque Federative du Credit Mutuel SA144A	4.52	7-13-2025	3,000,000	2,965,081
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,428,919
BPCE SA144A	4.75	7-19-2027	2,560,000	2,509,396
Danske Bank AS (1 Year Treasury Constant Maturity+0.55%)144A±	0.98	9-10-2025	2,000,000	1,947,536
Danske Bank AS (1 Year Treasury Constant Maturity+2.10%)144A±	6.47	1-9-2026	1,000,000	1,003,946
Deutsche Bank AG (U.S. SOFR+1.59%)±	5.71	2-8-2028	3,045,000	3,023,923
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	2,000,000	1,981,927
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,490,000	1,506,399
HSBC Holdings PLC (U.S. SOFR+0.71%)±	0.98	5-24-2025	600,000	593,216
HSBC Holdings PLC (U.S. SOFR+1.10%)±	2.25	11-22-2027	1,760,000	1,612,239
Intesa Sanpaolo SpA Series XR144A	3.25	9-23-2024	2,000,000	1,969,698
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34	1-12-2027	1,885,000	1,739,445
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	3,000,000	3,001,757
Mizuho Financial Group, Inc. (U.S. SOFR 3 Month+1.24%)±	2.84	7-16-2025	1,000,000	989,233
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,202,766
Skandinaviska Enskilda Banken AB144A%%	5.38	3-5-2029	3,000,000	2,989,313
Swedbank AB144A	6.14	9-12-2026	3,000,000	3,036,923
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,811,925
UBS Group AG (1 Year Treasury Constant Maturity+1.08%)144A±	1.36	1-30-2027	2,000,000	1,842,550
UBS Group AG (U.S. SOFR+2.04%)144A±	2.19	6-5-2026	3,000,000	2,870,469
				44,026,988
Diversified financial services: 0.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.65	10-29-2024	654,000	636,319
AerCap Ireland Capital DAC/AerCap Global Aviation Trust144A	6.45	4-15-2027	1,665,000	1,704,228
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	965,000	955,018
				3,295,565
Insurance: 0.39%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	2,515,000	2,458,835
Real estate: 0.26%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	1,687,000	1,589,559
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS: 0.31%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63%	1-28-2026	$2,000,000	$1,933,368
Government securities: 1.14%
Multi-national: 1.14%
African Export-Import Bank144A	2.63	5-17-2026	2,185,000	2,024,848
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,769,000
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,297,188
				7,091,036
Industrial: 0.16%
Trucking & leasing: 0.16%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,002,964
Technology: 0.58%
Semiconductors: 0.58%
Renesas Electronics Corp.144A	1.54	11-26-2024	2,830,000	2,737,014
SK Hynix, Inc.144A	5.50	1-16-2027	895,000	894,105
				3,631,119
Total yankee corporate bonds and notes (Cost $80,730,417)				79,246,021

		Yield	Shares
Short-term investments: 2.45%
Investment companies: 2.45%
Allspring Government Money Market Fund Select Class♠∞##		5.24	15,299,554	15,299,554
Total short-term investments (Cost $15,299,554)				15,299,554
Total investments in securities (Cost $650,163,980)	102.38%			639,009,382
Other assets and liabilities, net	(2.38)			(14,838,654)
Total net assets	100.00%			$624,170,728

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 21

Portfolio of investments—February 29, 2024 (unaudited)

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MYR	Malaysian ringgit
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,985,749	$180,189,663	$(178,875,858)	$0	$0	$15,299,554	15,299,554	$509,683
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,713,187	AUD	2,500,000	Morgan Stanley Inc.	4-2-2024	$86,704	$0
USD	850,797	AUD	1,300,000	Morgan Stanley Inc.	4-2-2024	5,026	0
USD	21,371,695	EUR	19,473,000	Morgan Stanley Inc.	4-2-2024	300,464	0
EUR	830,000	USD	902,996	Morgan Stanley Inc.	4-2-2024	0	(4,874)
USD	2,590,090	EUR	2,400,000	Morgan Stanley Inc.	4-2-2024	0	(6,889)
USD	2,272,132	GBP	1,795,000	Morgan Stanley Inc.	4-2-2024	5,908	0
JPY	42,000,000	USD	296,926	Morgan Stanley Inc.	4-2-2024	0	(15,498)
USD	678,112	MYR	3,160,000	Morgan Stanley Inc.	4-2-2024	10,934	0
						$409,036	$(27,261)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,040	6-28-2024	$212,852,288	$212,940,000	$87,712	$0
Short
5-Year Euro-BOBL Futures	(39)	3-7-2024	(4,963,242)	(4,898,810)	64,432	0
10-Year U.S. Treasury Notes	(40)	6-18-2024	(4,409,469)	(4,417,500)	0	(8,031)
5-Year U.S. Treasury Notes	(533)	6-28-2024	(56,907,060)	(56,981,031)	0	(73,971)
					$152,144	$(82,002)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Bond Plus Fund

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $634,864,426)	$623,709,828
Investments in affiliated securities, at value (cost $15,299,554)	15,299,554
Cash	3,043,980
Cash at broker segregated for futures contracts	1,835,000
Foreign currency, at value (cost $74,481)	74,479
Receivable for interest	3,809,744
Receivable for investments sold	1,945,658
Receivable for Fund shares sold	1,205,657
Unrealized gains on forward foreign currency contracts	409,036
Prepaid expenses and other assets	117,661
Total assets	651,450,597
Liabilities
Payable for when-issued transactions	23,724,157
Payable for investments purchased	1,810,635
Payable for Fund shares redeemed	1,125,174
Cash collateral due to broker for forward foreign currency contracts	277,603
Management fee payable	77,728
Administration fees payable	46,073
Payable for daily variation margin on open futures contracts	28,139
Unrealized losses on forward foreign currency contracts	27,261
Distribution fee payable	1,734
Trustees’ fees and expenses payable	798
Accrued expenses and other liabilities	160,567
Total liabilities	27,279,869
Total net assets	$624,170,728
Net assets consist of
Paid-in capital	$652,493,755
Total distributable loss	(28,323,027)
Total net assets	$624,170,728
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 23

Statement of assets and liabilities—February 29, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$125,544,089
Shares outstanding–Class A1	14,899,952
Net asset value per share–Class A	$8.43
Maximum offering price per share – Class A2	$8.60
Net assets–Class C	$2,888,235
Shares outstanding–Class C1	343,223
Net asset value per share–Class C	$8.42
Net assets–Class R6	$15,309,118
Shares outstanding–Class R6[1]	1,817,636
Net asset value per share–Class R6	$8.42
Net assets–Institutional Class	$480,429,286
Shares outstanding–Institutional Class[1]	56,999,756
Net asset value per share–Institutional Class	$8.43
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Bond Plus Fund

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$12,915,398
Income from affiliated securities	509,683
Dividends	111,707
Total investment income	13,536,788
Expenses
Management fee	1,032,792
Administration fees
Class A	94,330
Class C	2,137
Class R6	2,127
Institutional Class	178,946
Shareholder servicing fees
Class A	156,979
Class C	3,551
Distribution fee
Class C	10,653
Custody and accounting fees	16,915
Professional fees	51,066
Registration fees	33,073
Shareholder report expenses	25,599
Trustees’ fees and expenses	11,822
Other fees and expenses	11,197
Total expenses	1,631,187
Less: Fee waivers and/or expense reimbursements
Fund-level	(562,513)
Net expenses	1,068,674
Net investment income	12,468,114
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(1,190,195)
Foreign currency and foreign currency translations	(104,121)
Forward foreign currency contracts	(537,222)
Futures contracts	(83,147)
Net realized losses on investments	(1,914,685)
Net change in unrealized gains (losses) on
Unaffiliated securities	8,718,508
Foreign currency and foreign currency translations	(1,201)
Forward foreign currency contracts	897,618
Futures contracts	(248,537)
Net change in unrealized gains (losses) on investments	9,366,388
Net realized and unrealized gains (losses) on investments	7,451,703
Net increase in net assets resulting from operations	$19,919,817
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 25

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$12,468,114		$20,967,312
Net realized losses on investments		(1,914,685)		(11,836,940)
Net change in unrealized gains (losses) on investments		9,366,388		6,104,630
Net increase in net assets resulting from operations		19,919,817		15,235,002
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,649,274)		(4,184,146)
Class C		(48,734)		(82,342)
Class R6		(320,561)		(468,196)
Institutional Class		(10,188,232)		(15,818,576)
Total distributions to shareholders		(13,206,801)		(20,553,260)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	595,655	5,005,764	1,520,269	12,650,875
Class C	72,802	609,433	33,557	279,900
Class R6	822,765	6,851,884	247,240	2,055,487
Institutional Class	15,628,230	131,265,497	31,678,230	263,290,807
		143,732,578		278,277,069
Reinvestment of distributions
Class A	300,908	2,511,936	477,435	3,966,133
Class C	5,834	48,657	9,925	82,335
Class R6	19,911	166,514	16,522	137,208
Institutional Class	896,893	7,493,304	1,428,058	11,868,020
		10,220,411		16,053,696
Payment for shares redeemed
Class A	(1,491,318)	(12,474,096)	(3,364,492)	(27,990,635)
Class C	(109,114)	(910,245)	(172,942)	(1,435,938)
Class R6	(482,997)	(4,040,747)	(777,901)	(6,469,610)
Institutional Class	(11,351,115)	(95,285,963)	(34,372,447)	(286,091,490)
		(112,711,051)		(321,987,673)
Net increase (decrease) in net assets resulting from capital share transactions		41,241,938		(27,656,908)
Total increase (decrease) in net assets		47,954,954		(32,975,166)
Net assets
Beginning of period		576,215,774		609,190,940
End of period		$624,170,728		$576,215,774
The accompanying notes are an integral part of these financial statements.
26 | Allspring Short-Term Bond Plus Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.33	$8.41	$9.02	$9.09	$8.84	$8.65
Net investment income	0.17 [1]	0.27	0.11 [1]	0.14	0.19	0.20
Net realized and unrealized gains (losses) on investments	0.11	(0.09)	(0.54)	0.02	0.24	0.19
Total from investment operations	0.28	0.18	(0.43)	0.16	0.43	0.39
Distributions to shareholders from
Net investment income	(0.18)	(0.26)	(0.11)	(0.13)	(0.18)	(0.20)
Net realized gains	0.00	0.00	(0.07)	(0.10)	0.00	0.00
Total distributions to shareholders	(0.18)	(0.26)	(0.18)	(0.23)	(0.18)	(0.20)
Net asset value, end of period	$8.43	$8.33	$8.41	$9.02	$9.09	$8.84
Total return[2]	3.35%	2.16%	(4.83)%	1.76%	4.96%	4.60%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.81%	0.81%	0.82%	0.82%
Net expenses	0.61%	0.68%	0.70%	0.70%	0.71%	0.72%
Net investment income	3.98%	3.13%	1.30%	1.48%	2.10%	2.33%
Supplemental data
Portfolio turnover rate	33%	79%	65%	65%	88%	43%
Net assets, end of period (000s omitted)	$125,544	$129,076	$141,782	$175,111	$170,975	$170,345

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.32	$8.40	$9.01	$9.07	$8.83	$8.64
Net investment income	0.13 [1]	0.21	0.05	0.06	0.12	0.14
Net realized and unrealized gains (losses) on investments	0.11	(0.10)	(0.55)	0.04	0.24	0.19
Total from investment operations	0.24	0.11	(0.50)	0.10	0.36	0.33
Distributions to shareholders from
Net investment income	(0.14)	(0.19)	(0.04)	(0.06)	(0.12)	(0.14)
Net realized gains	0.00	0.00	(0.07)	(0.10)	0.00	0.00
Total distributions to shareholders	(0.14)	(0.19)	(0.11)	(0.16)	(0.12)	(0.14)
Net asset value, end of period	$8.42	$8.32	$8.40	$9.01	$9.07	$8.83
Total return[2]	2.96%	1.38%	(5.57)%	1.10%	4.10%	3.82%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.56%	1.55%	1.56%	1.56%	1.57%
Net expenses	1.36%	1.43%	1.47%	1.47%	1.47%	1.47%
Net investment income	3.22%	2.35%	0.53%	0.71%	1.36%	1.57%
Supplemental data
Portfolio turnover rate	33%	79%	65%	65%	88%	43%
Net assets, end of period (000s omitted)	$2,888	$3,109	$4,225	$5,286	$5,773	$7,146

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Short-Term Bond Plus Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.33	$8.40	$9.02	$9.08	$8.83	$8.66
Net investment income	0.18 [1]	0.32	0.14 [1]	0.16	0.21	0.23
Net realized and unrealized gains (losses) on investments	0.10	(0.10)	(0.56)	0.03	0.25	0.17
Total from investment operations	0.28	0.22	(0.42)	0.19	0.46	0.40
Distributions to shareholders from
Net investment income	(0.19)	(0.29)	(0.13)	(0.15)	(0.21)	(0.23)
Net realized gains	0.00	0.00	(0.07)	(0.10)	0.00	0.00
Total distributions to shareholders	(0.19)	(0.29)	(0.20)	(0.25)	(0.21)	(0.23)
Net asset value, end of period	$8.42	$8.33	$8.40	$9.02	$9.08	$8.83
Total return[2]	3.42%	2.63%	(4.65)%	2.18%	5.28%	4.69%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.43%	0.43%	0.44%	0.44%
Net expenses	0.24%	0.35%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.34%	3.43%	1.55%	1.79%	2.41%	2.71%
Supplemental data
Portfolio turnover rate	33%	79%	65%	65%	88%	43%
Net assets, end of period (000s omitted)	$15,309	$12,141	$16,575	$32,131	$35,301	$30,585

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.33	$8.41	$9.03	$9.09	$8.84	$8.65
Net investment income	0.18 [1]	0.29	0.13	0.15	0.21	0.23
Net realized and unrealized gains (losses) on investments	0.11	(0.09)	(0.55)	0.04	0.24	0.19
Total from investment operations	0.29	0.20	(0.42)	0.19	0.45	0.42
Distributions to shareholders from
Net investment income	(0.19)	(0.28)	(0.13)	(0.15)	(0.20)	(0.23)
Net realized gains	0.00	0.00	(0.07)	(0.10)	0.00	0.00
Total distributions to shareholders	(0.19)	(0.28)	(0.20)	(0.25)	(0.20)	(0.23)
Net asset value, end of period	$8.43	$8.33	$8.41	$9.03	$9.09	$8.84
Total return[2]	3.51%	2.45%	(4.69)%	2.13%	5.23%	4.88%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.48%	0.48%	0.49%	0.49%
Net expenses	0.29%	0.39%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.30%	3.43%	1.57%	1.69%	2.37%	2.60%
Supplemental data
Portfolio turnover rate	33%	79%	65%	65%	88%	43%
Net assets, end of period (000s omitted)	$480,429	$431,890	$446,610	$406,333	$251,480	$226,517

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Bond Plus Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
Allspring Short-Term Bond Plus Fund | 31

Notes to financial statements (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
32 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $649,723,131 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,077,194
Gross unrealized losses	(13,339,026)
Net unrealized losses	$(10,261,832)
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $8,694,656 in short-term capital losses and $8,467,072 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short-Term Bond Plus Fund | 33

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$17,662,120	$0	$17,662,120
Asset-backed securities	0	87,664,952	1,055,587	88,720,539
Common stocks
Consumer discretionary	65,992	0	0	65,992
Corporate bonds and notes	0	171,902,975	0	171,902,975
Foreign corporate bonds and notes	0	12,353,289	0	12,353,289
Foreign government bonds	0	13,052,728	0	13,052,728
Investment companies	3,416,634	0	0	3,416,634
Municipal obligations	0	706,889	0	706,889
Non-agency mortgage-backed securities	0	48,136,316	0	48,136,316
U.S. Treasury securities	188,446,325	0	0	188,446,325
Yankee corporate bonds and notes	0	79,246,021	0	79,246,021
Short-term investments
Investment companies	15,299,554	0	0	15,299,554
	207,228,505	430,725,290	1,055,587	639,009,382
Forward foreign currency contracts	0	409,036	0	409,036
Futures contracts	152,144	0	0	152,144
Total assets	$207,380,649	$431,134,326	$1,055,587	$639,570,562
Liabilities
Forward foreign currency contracts	$0	$27,261	$0	$27,261
Futures contracts	82,002	0	0	82,002
Total liabilities	$82,002	$27,261	$0	$109,263
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
34 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A	0.61%
Class C	1.36
Class R6	0.24
Institutional Class	0.29
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2024, Allspring Funds Distributor received $544 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$144,922,667	$119,634,520	$54,580,868	$132,665,897
Allspring Short-Term Bond Plus Fund | 35

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 29, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the six months ended February 29, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$3,338,998
Average contract amounts to sell	35,108,039
Futures contracts
Average notional balance on long futures	$242,127,534
Average notional balance on short futures	67,200,800
The fair value of derivative instruments as of February 29, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$409,036	$409,036
Futures contracts	152,144 *	0	152,144
	$152,144	$409,036	$561,180
Liability derivatives
Forward foreign currency contracts	$0	$27,261	$27,261
Futures contracts	82,002 *	0	82,002
	$82,002	$27,261	$109,263

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of February 29, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 was as follows:
	Interest rate risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$(537,222)	$(537,222)
Futures contracts	(83,147)	0	(83,147)
	$(83,147)	$(537,222)	$(620,369)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$897,618	$897,618
Futures contracts	(248,537)	0	(248,537)
	$(248,537)	$897,618	$649,081
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the
36 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley Inc.	$409,036	$(27,261)	$(277,603)	$104,172

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Morgan Stanley Inc.	$27,261	$(27,261)	$0	$0
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Short-Term Bond Plus Fund | 37

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

38 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Short-Term Bond Plus Fund | 39

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

40 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Short-Term Bond Plus Fund | 41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-iqhmxcnm 04-24
SAR3005 02-24

Allspring Short-Term High Income Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Short-Term High Income Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Short-Term High Income Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Short-Term High Income Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Short-Term High Income Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Short-Term High Income Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Chris Lee, CFA, Michael J. Schueller, CFA

Average annual total returns (%) as of February 29, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SSTHX)	2-29-2000	3.34	3.00	2.71	6.54	3.63	3.03	0.90	0.82
Class C (WFHYX)	3-31-2008	4.61	2.85	2.41	5.61	2.85	2.41	1.65	1.57
Administrator Class (WDHYX)	7-30-2010	–	–	–	6.71	3.82	3.19	0.85	0.66
Institutional Class (STYIX)	11-30-2012	–	–	–	6.87	3.97	3.34	0.58	0.51
Bloomberg U.S. Universal Bond Index[3]	–	–	–	–	4.06	0.85	1.73	–	–
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index[4]	–	–	–	–	7.86	4.03	3.88	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Bloomberg U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S.-dollar-denominated bond market, which includes investment-grade, high-yield, and emerging markets debt securities with maturities of one year or more. You cannot invest directly in an index.

[4]
The ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index, a subset of the ICE BofA U.S. High Yield Master II Index, tracks the performance of U.S- dollar denominated below investment grade rated corporate debt publicly issued in the U.S. domestic market. This subset includes all securities with a given investment grade rating BB with maturities between one to three years. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE
Data Indices, LLC. All rights reserved

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Short-Term High Income Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 29, 2024[1]
Enact Holdings, Inc., 6.50%, 8-15-2025	1.91
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5-1-2027	1.82
Celanese U.S. Holdings LLC, 6.05%, 3-15-2025	1.66
Northriver Midstream Finance LP, 5.63%, 2-15-2026	1.62
CoreCivic, Inc., 8.25%, 4-15-2026	1.56
Dave & Buster’s, Inc., 7.63%, 11-1-2025	1.50
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10-1-2025	1.46
Tenet Healthcare Corp., 4.88%, 1-1-2026	1.40
Kinetik Holdings LP, 6.63%, 12-15-2028	1.38
Air Canada Pass-Through Trust, 10.50%, 7-15-2026	1.34

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of February 29, 2024[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of February 29, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Short-Term High Income Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,030.88	$4.09	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.07	0.81%
Class C
Actual	$1,000.00	$1,025.76	$7.86	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.82	1.56%
Administrator Class
Actual	$1,000.00	$1,031.70	$3.28	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%
Institutional Class
Actual	$1,000.00	$1,032.47	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Short-Term High Income Fund

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 77.48%
Basic materials: 2.30%
Chemicals: 2.03%
Avient Corp.144A	5.75%	5-15-2025	$6,760,000	$6,720,470
Celanese U.S. Holdings LLC	6.05	3-15-2025	29,775,000	29,848,677
				36,569,147
Iron/steel: 0.27%
Cleveland-Cliffs, Inc.144A	6.75	3-15-2026	4,885,000	4,921,730
Communications: 7.07%
Advertising: 0.20%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,617,233
Internet: 2.11%
Arches Buyer, Inc.144A	4.25	6-1-2028	19,130,000	16,342,891
Gen Digital, Inc.144A	5.00	4-15-2025	9,412,000	9,317,880
Gen Digital, Inc.144A	6.75	9-30-2027	12,350,000	12,413,460
				38,074,231
Media: 3.61%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	34,750,000	32,844,481
Nexstar Media, Inc.144A	5.63	7-15-2027	9,275,000	8,789,727
Sirius XM Radio, Inc.144A	5.00	8-1-2027	24,710,000	23,539,422
				65,173,630
Telecommunications: 1.15%
Sprint LLC	7.13	6-15-2024	18,109,000	18,156,989
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	2,693,750	2,675,562
				20,832,551
Consumer, cyclical: 20.94%
Airlines: 2.55%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	22,267,501	22,063,381
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,681,250
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	3,094,329	2,888,514
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	15,355,000	14,491,281
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	3,892,000	3,892,950
				46,017,376
Apparel: 0.98%
Hanesbrands, Inc.144A	4.88	5-15-2026	12,170,000	11,744,333
Michael Kors USA, Inc.144A	4.25	11-1-2024	6,045,000	5,931,656
				17,675,989
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 1.70%
Ford Motor Credit Co. LLC	4.13%	8-17-2027	$8,900,000	$8,423,169
Ford Motor Credit Co. LLC	5.13	6-16-2025	3,955,000	3,914,943
Ford Motor Credit Co. LLC	5.58	3-18-2024	18,425,000	18,422,826
				30,760,938
Auto parts & equipment: 1.18%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	10,605,000	10,279,017
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	6,605,000	6,587,085
Goodyear Tire & Rubber Co.	5.00	5-31-2026	4,624,000	4,502,877
				21,368,979
Distribution/wholesale: 0.99%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	17,750,000	17,886,143
Entertainment: 4.93%
CCM Merger, Inc.144A	6.38	5-1-2026	3,145,000	3,102,466
Churchill Downs, Inc.144A	5.50	4-1-2027	19,140,000	18,797,834
Cinemark USA, Inc.144A	5.88	3-15-2026	4,435,000	4,368,717
Cinemark USA, Inc.144A	8.75	5-1-2025	9,269,000	9,277,932
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,785,911
SeaWorld Parks & Entertainment, Inc.144A	8.75	5-1-2025	19,407,000	19,454,905
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	12,225,000	12,253,398
				89,041,163
Home builders: 1.05%
LGI Homes, Inc.144A	8.75	12-15-2028	2,790,000	2,924,269
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,677,838
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	13,313,000	13,304,879
				18,906,986
Housewares: 1.04%
Newell Brands, Inc.	5.20	4-1-2026	19,310,000	18,751,194
Leisure time: 1.33%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	7,530,000	8,214,959
NCL Corp. Ltd.144A	8.13	1-15-2029	2,020,000	2,125,206
NCL Corp. Ltd.144A	8.38	2-1-2028	12,985,000	13,631,185
				23,971,350
Lodging: 2.05%
Hilton Domestic Operating Co., Inc.144A	5.38	5-1-2025	17,777,000	17,691,343
Las Vegas Sands Corp.	3.20	8-8-2024	11,900,000	11,752,025
MGM Resorts International	6.75	5-1-2025	7,660,000	7,670,663
				37,114,031
Retail: 3.08%
Bath & Body Works, Inc.144A	9.38	7-1-2025	18,686,000	19,473,411
Dave & Buster’s, Inc.144A	7.63	11-1-2025	27,091,000	27,161,729
Lithia Motors, Inc.144A	4.63	12-15-2027	4,710,000	4,487,341
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term High Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Penske Automotive Group, Inc.	3.50%	9-1-2025	$375,000	$363,826
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	4,495,000	4,213,185
				55,699,492
Toys/games/hobbies: 0.06%
Mattel, Inc.144A	3.38	4-1-2026	1,150,000	1,091,392
Consumer, non-cyclical: 6.66%
Commercial services: 3.32%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	5,524,000	5,507,270
Block, Inc.	2.75	6-1-2026	1,760,000	1,641,799
CoreCivic, Inc.	8.25	4-15-2026	27,495,000	28,097,690
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	14,175,000	14,067,799
Sabre Global, Inc.144A	11.25	12-15-2027	11,325,000	10,645,500
				59,960,058
Food: 1.29%
B&G Foods, Inc.144A	8.00	9-15-2028	8,400,000	8,744,888
Performance Food Group, Inc.144A	6.88	5-1-2025	14,552,000	14,589,544
				23,334,432
Healthcare-services: 2.05%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,324,796
Tenet Healthcare Corp.	4.63	6-15-2028	2,655,000	2,526,948
Tenet Healthcare Corp.	4.88	1-1-2026	25,255,000	25,228,894
				37,080,638
Energy: 14.43%
Energy-alternate sources: 0.33%
TerraForm Power Operating LLC144A	5.00	1-31-2028	6,370,000	6,019,127
Oil & gas: 4.41%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	16,375,000	16,442,768
Antero Resources Corp.144A	7.63	2-1-2029	2,650,000	2,729,330
Antero Resources Corp.144A	8.38	7-15-2026	6,395,000	6,629,370
Callon Petroleum Co.144A	8.00	8-1-2028	16,220,000	16,942,082
EQT Corp.	6.13	2-1-2025	5,546,000	5,555,450
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	6,360,000	6,313,435
Nabors Industries, Inc.144A	7.38	5-15-2027	10,525,000	10,486,268
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,992,641
Southwestern Energy Co.	5.70	1-23-2025	12,702,000	12,633,216
				79,724,560
Oil & gas services: 1.55%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	1,330,000	1,323,306
Oceaneering International, Inc.	6.00	2-1-2028	11,745,000	11,549,269
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services(continued)
USA Compression Partners LP/USA Compression Finance Corp.	6.88%	4-1-2026	$13,340,000	$13,321,838
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	1,795,000	1,785,777
				27,980,190
Pipelines: 8.14%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	8,670,000	8,499,494
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	7.88	5-15-2026	7,618,000	7,781,444
Buckeye Partners LP144A	4.13	3-1-2025	6,795,000	6,644,801
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	8,620,744
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,768,613
EQM Midstream Partners LP	4.00	8-1-2024	7,785,000	7,727,432
EQM Midstream Partners LP144A	7.50	6-1-2027	5,845,000	5,980,031
Hess Midstream Operations LP144A	5.63	2-15-2026	9,850,000	9,710,623
Kinetik Holdings LP144A	6.63	12-15-2028	24,690,000	24,993,786
Rockies Express Pipeline LLC144A	3.60	5-15-2025	16,795,000	16,283,941
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	20,290,000	20,026,230
Venture Global LNG, Inc.144A	8.13	6-1-2028	17,830,000	18,113,615
Western Midstream Operating LP	3.95	6-1-2025	1,735,000	1,692,553
Western Midstream Operating LP	4.65	7-1-2026	5,335,000	5,219,396
				147,062,703
Financial: 11.76%
Banks: 0.10%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,837,000	1,725,640
Diversified financial services: 6.91%
Enact Holdings, Inc.144A	6.50	8-15-2025	34,467,000	34,468,379
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	5,365,000	5,211,517
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	13,165,000	12,943,433
Navient Corp.	5.88	10-25-2024	14,850,000	14,814,985
OneMain Finance Corp.	7.13	3-15-2026	16,950,000	17,225,302
PRA Group, Inc.144A	7.38	9-1-2025	11,880,000	11,858,378
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	10,915,800
United Wholesale Mortgage LLC144A	5.50	11-15-2025	17,745,000	17,440,602
				124,878,396
Insurance: 0.26%
AmWINS Group, Inc.144A	6.38	2-15-2029	4,695,000	4,698,062
Private equity: 0.63%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	11,550,000	11,432,631
REITS: 3.86%
Boston Properties LP	3.65	2-1-2026	1,750,000	1,682,807
Iron Mountain, Inc.144A	5.25	3-15-2028	16,550,000	15,950,814
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term High Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25%	10-1-2025	$7,505,000	$7,393,299
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	9,890,000	8,806,260
Service Properties Trust	7.50	9-15-2025	11,905,000	12,061,170
Starwood Property Trust, Inc.144A	3.63	7-15-2026	2,930,000	2,732,225
Starwood Property Trust, Inc.144A	3.75	12-31-2024	11,434,000	11,205,165
Starwood Property Trust, Inc.	4.75	3-15-2025	10,120,000	9,985,606
				69,817,346
Industrial: 9.25%
Aerospace/defense: 1.09%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	1,735,000	1,876,149
TransDigm, Inc.144A	6.38	3-1-2029	17,700,000	17,780,008
				19,656,157
Electrical components & equipment: 1.62%
WESCO Distribution, Inc.144A%%	6.38	3-15-2029	13,275,000	13,276,221
WESCO Distribution, Inc.144A	7.13	6-15-2025	15,902,000	15,997,015
				29,273,236
Environmental control: 0.95%
Stericycle, Inc.144A	5.38	7-15-2024	17,165,000	17,156,418
Machinery-diversified: 0.72%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	13,585,000	13,049,019
Packaging & containers: 3.10%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	17,170,000	16,859,240
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.144A	5.25	4-30-2025	9,114,000	9,018,473
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,708,749
Berry Global, Inc.144A	5.63	7-15-2027	140,000	138,027
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	4,075,000	4,129,267
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	8,990,000	8,970,111
Sealed Air Corp.144A	5.13	12-1-2024	7,629,000	7,571,782
Sealed Air Corp.144A	5.50	9-15-2025	7,550,000	7,535,655
				55,931,304
Trucking & leasing: 1.77%
DAE Funding LLC144A	2.63	3-20-2025	5,910,000	5,678,257
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	26,291,000	26,303,725
				31,981,982
Technology: 1.25%
Computers: 1.21%
Western Digital Corp.	4.75	2-15-2026	22,383,000	21,875,229
Semiconductors: 0.04%
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	727,051
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 3.82%
Electric: 3.82%
NextEra Energy Operating Partners LP144A	4.25%	7-15-2024	$22,682,000	$22,386,054
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	4,770,000	4,450,131
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	6,980,000	7,095,107
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	2,254,142	2,244,630
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	5,859,000	5,374,196
Vistra Operations Co. LLC144A	5.50	9-1-2026	4,781,000	4,707,735
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	22,802,115
				69,059,968
Total corporate bonds and notes (Cost $1,397,685,615)				1,399,897,702

	Shares
Investment companies: 0.56%
Exchange-traded funds: 0.56%
SPDR Bloomberg Short Term High Yield Bond ETF	405,000	10,197,900
Total investment companies (Cost $9,938,700)		10,197,900

			Principal
Loans: 5.44%
Communications: 0.21%
Media: 0.21%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44	8-2-2027	$3,777,075	3,771,637
Consumer, cyclical: 2.12%
Airlines: 1.24%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.77	6-21-2027	6,562,500	6,752,681
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	15,294,079	15,711,149
				22,463,830
Auto parts & equipment: 0.15%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.57	3-30-2027	2,635,000	2,638,294
Leisure time: 0.48%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027	8,726,150	8,727,982
Retail: 0.25%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.86	3-3-2028	4,690,000	4,475,432
Consumer, non-cyclical: 1.25%
Commercial services: 0.95%
Geo Group, Inc. (U.S. SOFR 1 Month+6.88%)±	12.20	3-23-2027	16,691,704	17,072,442
Healthcare-services: 0.30%
Select Medical Corp. (U.S. SOFR 1 Month+3.00%)±	8.33	3-6-2027	5,452,360	5,442,164
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term High Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.58%
Pipelines: 0.58%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.50%)±	8.83%	4-13-2028	$1,903,038	$1,903,837
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.68	10-31-2028	2,290,225	2,295,951
Prairie ECI Acquiror LP (U.S. SOFR 3 Month+4.75%)±	10.07	2-22-2029	6,340,000	6,288,519
				10,488,307
Financial: 0.96%
Insurance: 0.96%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	17,371,879	17,258,441
Utilities: 0.32%
Electric: 0.32%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.50%)±	8.10	12-15-2027	5,887,180	5,855,919
Total loans (Cost $97,482,342)				98,194,448
Yankee corporate bonds and notes: 10.74%
Basic materials: 0.31%
Mining: 0.31%
Constellium SE144A	5.88	2-15-2026	5,594,000	5,548,188
Communications: 0.63%
Media: 0.63%
Videotron Ltd.144A	5.38	6-15-2024	11,523,000	11,484,945
Consumer, cyclical: 3.56%
Airlines: 1.34%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	24,096,097
Auto parts & equipment: 0.39%
Clarios Global LP144A	6.75	5-15-2025	7,058,000	7,053,136
Entertainment: 0.18%
International Game Technology PLC144A	6.50	2-15-2025	3,290,000	3,294,958
Leisure time: 1.65%
Carnival Corp.144A	7.63	3-1-2026	8,485,000	8,595,392
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	21,690,000	21,273,422
				29,868,814
Consumer, non-cyclical: 0.71%
Pharmaceuticals: 0.71%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	12,848,000	12,831,454
Energy: 2.40%
Oil & gas: 0.78%
Baytex Energy Corp.144A	8.75	4-1-2027	4,995,000	5,181,568
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	8,580,000	8,848,125
				14,029,693
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 1.62%
Northriver Midstream Finance LP144A	5.63%	2-15-2026	$29,885,000	$29,297,312
Financial: 1.15%
Banks: 0.47%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	8,550,000	8,453,300
Diversified financial services: 0.68%
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	11,845,000	12,407,401
Industrial: 1.25%
Aerospace/defense: 0.57%
Bombardier, Inc.144A	7.13	6-15-2026	10,226,000	10,311,633
Electronics: 0.29%
Sensata Technologies BV144A	4.00	4-15-2029	5,815,000	5,273,785
Packaging & containers: 0.39%
Trivium Packaging Finance BV144A	5.50	8-15-2026	7,120,000	6,943,404
Technology: 0.10%
Software: 0.10%
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,858,147
Utilities: 0.63%
Electric: 0.63%
Drax Finco PLC144A	6.63	11-1-2025	11,462,000	11,318,725
Total yankee corporate bonds and notes (Cost $191,593,040)				194,070,992

		Yield	Shares
Short-term investments: 6.15%
Investment companies: 6.15%
Allspring Government Money Market Fund Select Class♠∞##		5.24	111,081,519	111,081,519
Total short-term investments (Cost $111,081,519)				111,081,519
Total investments in securities (Cost $1,807,781,216)	100.37%			1,813,442,561
Other assets and liabilities, net	(0.37)			(6,691,952)
Total net assets	100.00%			$1,806,750,609

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term High Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$72,874,106	$392,694,200	$(354,486,787)	$0	$0	$111,081,519	111,081,519	$2,138,822
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 17

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,696,699,697)	$1,702,361,042
Investments in affiliated securities, at value (cost $111,081,519)	111,081,519
Cash	14,857
Receivable for interest	26,328,155
Receivable for Fund shares sold	6,075,533
Receivable for investments sold	3,506,061
Prepaid expenses and other assets	270,997
Total assets	1,849,638,164
Liabilities
Payable for investments purchased	24,487,743
Payable for when-issued transactions	13,275,000
Payable for Fund shares redeemed	4,226,418
Management fee payable	557,919
Administration fees payable	121,789
Dividends payable	121,082
Distribution fee payable	13,996
Trustees’ fees and expenses payable	798
Accrued expenses and other liabilities	82,810
Total liabilities	42,887,555
Total net assets	$1,806,750,609
Net assets consist of
Paid-in capital	$1,890,917,348
Total distributable loss	(84,166,739)
Total net assets	$1,806,750,609
Computation of net asset value and offering price per share
Net assets–Class A	$115,521,899
Shares outstanding–Class A1	14,787,409
Net asset value per share–Class A	$7.81
Maximum offering price per share – Class A2	$8.05
Net assets–Class C	$24,090,736
Shares outstanding–Class C1	3,082,674
Net asset value per share–Class C	$7.81
Net assets–Administrator Class	$44,081,788
Shares outstanding–Administrator Class[1]	5,643,179
Net asset value per share–Administrator Class	$7.81
Net assets–Institutional Class	$1,623,056,186
Shares outstanding–Institutional Class[1]	208,067,670
Net asset value per share–Institutional Class	$7.80
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term High Income Fund

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$53,154,045
Income from affiliated securities	2,138,822
Dividends	378,180
Total investment income	55,671,047
Expenses
Management fee	4,047,218
Administration fees
Class A	83,971
Class C	17,063
Administrator Class	22,306
Institutional Class	614,625
Shareholder servicing fees
Class A	139,952
Class C	28,439
Administrator Class	55,702
Distribution fee
Class C	85,316
Custody and accounting fees	31,543
Professional fees	40,798
Registration fees	30,010
Shareholder report expenses	45,736
Trustees’ fees and expenses	11,822
Other fees and expenses	11,974
Total expenses	5,266,475
Less: Fee waivers and/or expense reimbursements
Fund-level	(614,362)
Class A	(6,525)
Class C	(1,328)
Administrator Class	(26,967)
Net expenses	4,617,293
Net investment income	51,053,754
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(25,251,642)
Net change in unrealized gains (losses) on investments	29,227,126
Net realized and unrealized gains (losses) on investments	3,975,484
Net increase in net assets resulting from operations	$55,029,238
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 19

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$51,053,754		$81,800,751
Net realized losses on investments		(25,251,642)		(11,191,875)
Net change in unrealized gains (losses) on investments		29,227,126		28,500,977
Net increase in net assets resulting from operations		55,029,238		99,109,853
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,290,385)		(5,426,839)
Class C		(583,123)		(911,565)
Administrator Class		(1,345,500)		(2,435,496)
Institutional Class		(47,546,652)		(74,116,325)
Total distributions to shareholders		(52,765,660)		(82,890,225)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,806,509	14,041,692	4,709,766	36,497,197
Class C	618,726	4,814,105	1,204,927	9,355,025
Administrator Class	646,020	5,023,570	1,971,602	15,329,867
Institutional Class	60,595,093	470,369,346	160,573,025	1,243,088,265
		494,248,713		1,304,270,354
Reinvestment of distributions
Class A	414,536	3,224,124	682,626	5,299,433
Class C	74,964	583,084	117,335	911,379
Administrator Class	172,544	1,341,336	312,794	2,425,799
Institutional Class	6,033,862	46,852,302	9,315,015	72,257,999
		52,000,846		80,894,610
Payment for shares redeemed
Class A	(1,813,148)	(14,106,333)	(3,945,529)	(30,544,674)
Class C	(473,939)	(3,684,620)	(993,494)	(7,714,141)
Administrator Class	(1,051,165)	(8,173,308)	(4,241,969)	(32,917,656)
Institutional Class	(52,454,958)	(406,774,393)	(103,684,941)	(803,288,440)
		(432,738,654)		(874,464,911)
Net increase in net assets resulting from capital share transactions		113,510,905		510,700,053
Total increase in net assets		115,774,483		526,919,681
Net assets
Beginning of period		1,690,976,126		1,164,056,445
End of period		$1,806,750,609		$1,690,976,126
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.80	$7.72	$8.25	$8.09	$8.07	$7.99
Net investment income	0.22 [1]	0.40	0.29	0.28	0.26	0.25
Net realized and unrealized gains (losses) on investments	0.02	0.08	(0.51)	0.18	0.02	0.09
Total from investment operations	0.24	0.48	(0.22)	0.46	0.28	0.34
Distributions to shareholders from
Net investment income	(0.23)	(0.40)	(0.31)	(0.30)	(0.26)	(0.26)
Net asset value, end of period	$7.81	$7.80	$7.72	$8.25	$8.09	$8.07
Total return[2]	3.09%	6.33%	(2.73)%	5.73%	3.61%	4.40%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.90%	0.92%	0.93%	0.94%	0.94%
Net expenses	0.81%	0.81%	0.81%	0.80%	0.81%	0.81%
Net investment income	5.68%	5.08%	3.65%	3.46%	3.19%	3.18%
Supplemental data
Portfolio turnover rate	21%	27%	43%	63%	78%	44%
Net assets, end of period (000s omitted)	$115,522	$112,193	$99,828	$123,375	$97,985	$104,671

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.81	$7.72	$8.26	$8.09	$8.07	$8.00
Net investment income	0.19 [1]	0.33	0.24	0.24	0.20	0.19
Net realized and unrealized gains (losses) on investments	0.01	0.10	(0.53)	0.17	0.02	0.08
Total from investment operations	0.20	0.43	(0.29)	0.41	0.22	0.27
Distributions to shareholders from
Net investment income	(0.20)	(0.34)	(0.25)	(0.24)	(0.20)	(0.20)
Net asset value, end of period	$7.81	$7.81	$7.72	$8.26	$8.09	$8.07
Total return[2]	2.58%	5.67%	(3.58)%	5.06%	2.84%	3.49%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.65%	1.67%	1.68%	1.69%	1.69%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	4.93%	4.33%	2.88%	2.73%	2.43%	2.43%
Supplemental data
Portfolio turnover rate	21%	27%	43%	63%	78%	44%
Net assets, end of period (000s omitted)	$24,091	$22,345	$19,567	$29,136	$46,066	$59,113

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.80	$7.72	$8.25	$8.09	$8.06	$7.99
Net investment income	0.23 [1]	0.41	0.30	0.30 [1]	0.27	0.27
Net realized and unrealized gains (losses) on investments	0.01	0.08	(0.51)	0.17	0.03	0.08
Total from investment operations	0.24	0.49	(0.21)	0.47	0.30	0.35
Distributions to shareholders from
Net investment income	(0.23)	(0.41)	(0.32)	(0.31)	(0.27)	(0.28)
Net asset value, end of period	$7.81	$7.80	$7.72	$8.25	$8.09	$8.06
Total return[2]	3.17%	6.50%	(2.58)%	5.90%	3.90%	4.44%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.86%	0.87%	0.88%	0.87%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	5.83%	5.17%	3.80%	3.63%	3.29%	3.34%
Supplemental data
Portfolio turnover rate	21%	27%	43%	63%	78%	44%
Net assets, end of period (000s omitted)	$44,082	$45,839	$60,460	$82,124	$52,406	$86,892

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.79	$7.71	$8.24	$8.08	$8.05	$7.98
Net investment income	0.23 [1]	0.41	0.32	0.31 [1]	0.29	0.28
Net realized and unrealized gains (losses) on investments	0.02	0.09	(0.52)	0.17	0.03	0.08
Total from investment operations	0.25	0.50	(0.20)	0.48	0.32	0.36
Distributions to shareholders from
Net investment income	(0.24)	(0.42)	(0.33)	(0.32)	(0.29)	(0.29)
Net asset value, end of period	$7.80	$7.79	$7.71	$8.24	$8.08	$8.05
Total return[2]	3.25%	6.66%	(2.44)%	6.06%	4.06%	4.59%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.59%	0.60%	0.61%	0.61%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.99%	5.42%	3.99%	3.78%	3.47%	3.49%
Supplemental data
Portfolio turnover rate	21%	27%	43%	63%	78%	44%
Net assets, end of period (000s omitted)	$1,623,056	$1,510,599	$984,201	$823,568	$554,044	$701,157

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term High Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Allspring Short-Term High Income Fund | 25

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $1,811,099,201 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$15,677,365
Gross unrealized losses	(13,334,005)
Net unrealized gains	$2,343,360
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $15,459,703 in short-term capital losses and $44,732,582 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
26 | Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$1,399,897,702	$0	$1,399,897,702
Investment companies	10,197,900	0	0	10,197,900
Loans	0	98,194,448	0	98,194,448
Yankee corporate bonds and notes	0	194,070,992	0	194,070,992
Short-term investments
Investment companies	111,081,519	0	0	111,081,519
Total assets	$121,279,419	$1,692,163,142	$0	$1,813,442,561
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will
Allspring Short-Term High Income Fund | 27

Notes to financial statements (unaudited)
waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A	0.81%
Class C	1.56
Administrator Class	0.65
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2024, Allspring Funds Distributor received $5,622 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 29, 2024 were $561,128,132 and $346,468,977, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
28 | Allspring Short-Term High Income Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Short-Term High Income Fund | 29

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

30 | Allspring Short-Term High Income Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Short-Term High Income Fund | 31

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32 | Allspring Short-Term High Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-j5i4g2es 04-24
SAR3017 02-24

Allspring Ultra Short-Term Income Fund
Semi-Annual Report
February 29, 2024

The views expressed and any forward-looking statements are as of February 29, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Ultra Short-Term Income Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Ultra Short-Term Income Fund for the six-month period that ended February 29, 2024. Globally, stocks and bonds generally had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 13.93%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 7.90% while the MSCI EM Index (Net) (USD),3 returned 4.93%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 2.35%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.96%, the Bloomberg Municipal Bond Index6 returned 4.33%, and the ICE BofA U.S. High Yield Index7 gained 6.15%.
Investors remained focused on central bank monetary policies.
As the six-month period began, stocks and bonds both had negative overall returns in September as investors were disappointed by the Federal Reserve’s (Fed’s) determination not to lower interest rates until it has confidence that it has tamed persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index8 and the Consumer Price Index (CPI)9—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter gross domestic product (GDP) was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
9
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2 | Allspring Ultra Short-Term Income Fund

Letter to shareholders (unaudited)
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central banker pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation led to lowered expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Ultra Short-Term Income Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Ultra Short-Term Income Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher Y. Kauffman, CFA, Janet S. Rilling, CFA, CPA, Michael J. Schueller, CFA, Michal Stanczyk, Noah M. Wise, CFA

Average annual total returns (%) as of February 29, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SADAX)	8-31-1999	3.93	1.87	1.45	6.05	2.29	1.65	0.68	0.51
Class A2 (WUSNX)[3]	5-29-2020	–	–	–	6.28	2.31	1.67	0.58	0.41
Class C (WUSTX)	7-18-2008	4.27	1.56	1.05	5.27	1.56	1.05	1.43	1.26
Administrator Class (WUSDX)	4-8-2005	–	–	–	6.07	2.32	1.73	0.63	0.51
Institutional Class (SADIX)	8-31-1999	–	–	–	6.44	2.58	1.97	0.36	0.26
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	3.33	0.56	1.43	–	–
Bloomberg Short-Term Government/Corporate Bond Index[5]	–	–	–	–	5.31	2.03	1.48	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class A2, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through December 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.50% for Class A, 0.40% for Class A2, 1.25% for Class C, 0.50% for Administrator Class and 0.25% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the
Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.

[4]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]
The Bloomberg Short-Term Government/Corporate Bond Index contains securities that have fallen out of the Bloomberg Government/Credit Bond Index because of the standard minimum one-year-to-maturity constraint. Securities in the Bloomberg Short-Term Government/Corporate Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Ultra Short-Term Income Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and mortgage-and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Ultra Short-Term Income Fund | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of February 29, 2024[1]
U.S. Treasury Notes, 4.25%, 1-31-2026	4.79
SPDR Portfolio Short Term Corporate Bond ETF	1.94
GA Global Funding Trust, 1.00%, 4-8-2024	1.59
SPGN Mortgage Trust, 6.87%, 2-15-2039	1.52
Danske Bank AS, 3.77%, 3-28-2025	1.30
OPG Trust, 5.92%, 10-15-2036	1.25
Palmer Square CLO Ltd., 6.58%, 10-17-2031	1.23
Domino’s Pizza Master Issuer LLC, 4.47%, 10-25-2045	1.19
Renesas Electronics Corp., 1.54%, 11-26-2024	1.17
TRTX Issuer Ltd., 6.97%, 2-15-2039	1.14

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of February 29, 2024[1]

31%
Corporate bonds and notes
27%
Asset-backed securities
18%
Non-agency mortgage-backed securities
11%
Yankee corporate bonds and notes
8%
U.S. Treasury securities
4%
Investment companies
1%
Agency securities

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

8 | Allspring Ultra Short-Term Income Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2023	Ending account value 2-29-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,033.60	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%
Class A2
Actual	$1,000.00	$1,035.32	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01	0.40%
Class C
Actual	$1,000.00	$1,029.79	$6.31	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%
Administrator Class
Actual	$1,000.00	$1,033.67	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%
Institutional Class
Actual	$1,000.00	$1,036.09	$1.27	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	$1.26	0.25%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.20%
FHLMC	4.50%	6-1-2024	$11,809	$11,732
FHLMC	4.50	9-1-2026	53,752	53,481
FHLMC	7.00	6-1-2031	127,327	130,883
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.83	5-25-2044	861,472	861,455
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	365,188	402,159
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	4.87	5-1-2035	62,526	63,002
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.73	3-1-2035	234,327	239,491
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.25	4-1-2032	24,048	24,096
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.38	6-1-2032	202	202
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.87	10-1-2038	215,483	213,382
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.93	9-1-2038	406,930	413,328
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.12	11-1-2035	519,613	534,852
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.17	4-1-2038	193,503	196,793
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2041	480,032	469,466
FHLMC Series 4889 Class CD	3.00	4-15-2049	577,788	505,933
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2049	2,708,105	2,636,671
FNMA	4.50	1-1-2027	114,329	113,390
FNMA	5.00	6-1-2024	3,301	3,272
FNMA	6.50	8-1-2031	161,142	164,817
FNMA (1 Year Treasury Constant Maturity+2.02%)±	6.09	12-1-2034	90,986	93,072
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.32	11-1-2031	28,734	28,559
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.95	12-1-2040	994,138	1,018,349
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.45	9-1-2035	101,246	102,734
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.74	10-1-2034	2,508	2,571
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.34	6-1-2032	48,690	48,815
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.35	6-1-2034	314,676	317,292
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.79	12-1-2040	72,291	71,951
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.88	7-1-2038	840,978	864,102
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.01	11-1-2038	234,148	240,842
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.38	11-1-2035	35,232	34,972
FNMA (1 Year Treasury Constant Maturity+2.28%)±	5.98	8-1-2036	522,525	536,531
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.00	5-1-2036	165,209	167,930
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.39	11-1-2034	261,780	269,296
FNMA (12 Month Treasury Average+2.05%)±	7.05	8-1-2045	139,612	142,299
FNMA (RFUCCT1Y+1.77%)±	5.87	7-1-2044	620,651	636,969
FNMA (RFUCCT6M+1.38%)±	7.00	10-1-2031	31,827	31,887
FNMA (RFUCCT6M+1.51%)±	5.37	9-1-2037	160,412	162,417
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	153,598	154,716
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	229,401	236,366
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	200,815	210,339
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	225,712	244,495
FNMA Series 2002-W4 Class A6±±	4.43	5-25-2042	264,248	254,651
FNMA Series 2003-W11 Class A1±±	6.72	6-25-2033	8,941	8,984
FNMA Series 2003-W3 Class 1A4±±	4.31	8-25-2042	15,839	14,750
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	5.76	3-25-2037	177,759	173,698
FNMA Series 2010-37 Class A1	5.41	5-25-2035	35,442	35,278
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	5.81%	3-25-2043	$2,108,094	$2,114,584
FNMA Series 2014-19 Class HA	2.00	6-25-2040	121,392	114,429
GNMA	7.00	6-15-2033	181,591	189,564
Total agency securities (Cost $15,570,807)				15,560,847
Asset-backed securities: 20.97%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.84	1-15-2037	3,776,274	3,743,231
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,496,328	1,333,484
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	1,696,871	1,615,387
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (U.S. SOFR 3 Month+1.31%)144A±	6.63	4-24-2029	242,290	242,553
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	6.07	11-25-2069	3,984,193	3,953,406
Carlyle C17 CLO Ltd. Series C17A Class A1AR (U.S. SOFR 3 Month+1.29%)144A±	6.61	4-30-2031	2,725,501	2,729,576
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	6.56	7-20-2031	9,903,598	9,904,588
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	2,483,199	2,452,017
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	3,582,458	3,492,944
CFMT LLC Series 2021-EBO1 Class A144A±±	0.98	11-25-2050	2,557,431	2,434,765
CFMT LLC Series 2021-HB7 Class A144A±±	1.15	10-27-2031	2,539,781	2,459,924
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	6.56	4-18-2031	1,608,050	1,608,533
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,955,780	1,831,927
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	15,767,500	15,436,405
Dryden 30 Senior Loan Fund Series 2013-30A Class AR (U.S. SOFR 3 Month+1.08%)144A±	6.39	11-15-2028	2,661,805	2,657,812
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month+1.25%)144A±	6.57	1-17-2033	11,000,000	11,007,003
DT Auto Owner Trust Series 2019-4A Class D144A	2.85	7-15-2025	498,078	497,260
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.59	11-25-2069	4,164,349	4,161,029
Enterprise Fleet Funding LLC Series 2021-1 Class A2144A	0.44	12-21-2026	579,838	575,803
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	6.56	9-25-2033	123,873	121,509
Exeter Automobile Receivables Trust Series 2020-1A Class D144A	2.73	12-15-2025	1,806,192	1,786,982
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	5,212,910	5,116,067
GLS Auto Receivables Issuer Trust Series 2020-1A Class C144A	2.72	11-17-2025	640,049	639,160
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	11,325,000	11,022,555
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	6.44	9-17-2036	4,423,969	4,377,229
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.51	10-16-2036	11,315,608	11,220,127
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.67	2-19-2037	13,025,000	12,878,469
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.28%	7-15-2036	$3,281,749	$3,265,340
MNR ABS Issuer I LLC‡	8.12	12-15-2038	2,796,864	2,821,477
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	125,096	124,225
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,071,273	5,208,913
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	6.49	7-26-2066	4,827,191	4,841,665
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	6.58	3-17-2030	9,249,454	9,250,841
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	1,604,250	1,583,428
OnDeck Asset Securitization Trust LLC Series 2021-1A Class A144A	1.59	5-17-2027	8,500,000	8,408,681
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	8,968,340	8,635,541
Palmer Square CLO Ltd. Series 2013-2A Class A1A3 (U.S. SOFR 3 Month+1.26%)144A±	6.58	10-17-2031	15,943,652	15,967,891
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	9,340,000	9,280,266
Santander Drive Auto Receivables Trust Series 2020-4 Class D	1.48	1-15-2027	12,800,941	12,566,090
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	13,437,966	13,289,699
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.99	5-26-2055	2,880,120	2,823,556
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.66	4-15-2030	4,712,614	4,720,193
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	2,027,458	1,876,243
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	6.60	10-13-2032	7,530,915	7,514,724
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	6.56	10-18-2030	10,618,661	10,597,954
Towd Point Asset Trust Series 2018-SL1 Class A (U.S. SOFR 1 Month+0.71%)144A±	6.04	1-25-2046	89,930	89,877
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR+1.65%)144A±	6.97	2-15-2039	15,000,000	14,812,500
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	2,004,225	2,016,911
Voya CLO Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.21%)144A±	6.53	4-17-2030	4,844,806	4,851,616
Zais CLO Ltd. Series 2020-14A Class A1AR (U.S. SOFR 3 Month+1.46%)144A±	6.78	4-15-2032	7,920,242	7,933,995
Total asset-backed securities (Cost $276,003,749)				271,781,371
Corporate bonds and notes: 23.50%
Basic materials: 0.12%
Chemicals: 0.12%
Celanese U.S. Holdings LLC	6.05	3-15-2025	1,515,000	1,518,749
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.78%
Media: 0.62%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11-10-2026	$8,000,000	$8,069,924
Telecommunications: 0.16%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	2,086,562	2,072,474
Consumer, cyclical: 4.64%
Airlines: 0.47%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	5,833,336	5,760,857
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	331,793	322,576
				6,083,433
Apparel: 0.92%
Michael Kors USA, Inc.144A	4.25	11-1-2024	9,074,000	8,903,862
Tapestry, Inc.	7.05	11-27-2025	3,000,000	3,056,009
				11,959,871
Auto manufacturers: 2.12%
Daimler Truck Finance North America LLC144A	5.15	1-16-2026	7,800,000	7,776,087
Ford Motor Credit Co. LLC	2.30	2-10-2025	8,000,000	7,738,299
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	5,002,265
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	6,975,001
				27,491,652
Lodging: 1.13%
Las Vegas Sands Corp.	3.20	8-8-2024	14,845,000	14,660,404
Consumer, non-cyclical: 0.73%
Agriculture: 0.53%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	6,913,065
Pharmaceuticals: 0.20%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,517,742
Financial: 13.70%
Banks: 5.88%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	4,500,000	4,357,002
Citigroup, Inc. (U.S. SOFR+0.67%)±	0.98	5-1-2025	2,000,000	1,982,518
Citigroup, Inc. (U.S. SOFR+0.69%)±	6.03	10-30-2024	8,000,000	8,008,880
Goldman Sachs Group, Inc. (U.S. SOFR+0.49%)±	5.83	10-21-2024	8,000,000	8,003,840
JPMorgan Chase & Co. (U.S. SOFR+0.49%)±	0.77	8-9-2025	6,000,000	5,864,318
JPMorgan Chase & Co. (U.S. SOFR+0.92%)±	6.26	2-24-2026	5,000,000	5,021,100
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.54%)±	0.82	6-1-2025	6,280,000	6,197,238
Morgan Stanley (U.S. SOFR+0.56%)±	1.16	10-21-2025	8,000,000	7,762,972
Morgan Stanley (U.S. SOFR+1.16%)±	3.62	4-17-2025	10,000,000	9,969,989
National Securities Clearing Corp.144A	5.15	5-30-2025	4,000,000	4,000,413
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Santander Holdings USA, Inc. (U.S. SOFR+1.38%)±	4.26%	6-9-2025	$7,900,000	$7,843,601
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,232,391
				76,244,262
Insurance: 6.00%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	4,700,000	4,558,435
Athene Global Funding144A	0.91	8-19-2024	5,000,000	4,876,697
Brighthouse Financial Global Funding144A	1.75	1-13-2025	11,340,000	10,934,330
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,589,471
GA Global Funding Trust144A	1.00	4-8-2024	20,775,000	20,660,510
Met Tower Global Funding144A	0.70	4-5-2024	12,000,000	11,946,957
Principal Life Global Funding II144A	1.38	1-10-2025	13,000,000	12,578,085
Security Benefit Global Funding144A	1.25	5-17-2024	1,665,000	1,647,236
				77,791,721
REITS: 1.82%
EPR Properties	4.75	12-15-2026	3,000,000	2,882,336
Omega Healthcare Investors, Inc.	4.50	1-15-2025	3,640,000	3,601,998
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,510,111
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	10,766,000	10,616,719
				23,611,164
Industrial: 1.19%
Hand/machine tools: 0.41%
Regal Rexnord Corp.144A	6.05	2-15-2026	5,255,000	5,276,757
Trucking & leasing: 0.78%
DAE Funding LLC144A	1.55	8-1-2024	5,250,000	5,149,270
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,025,951
				10,175,221
Utilities: 2.34%
Electric: 2.34%
CenterPoint Energy, Inc. (U.S. SOFR+0.65%)±	5.99	5-13-2024	1,920,000	1,920,303
National Rural Utilities Cooperative Finance Corp.	4.80	2-5-2027	7,000,000	6,965,112
NextEra Energy Operating Partners LP144A	4.25	7-15-2024	2,030,000	2,003,513
Oncor Electric Delivery Co. LLC	2.95	4-1-2025	5,105,000	4,978,854
Southern California Edison Co.%%	5.35	3-1-2026	5,000,000	5,004,026
Vistra Operations Co. LLC144A	3.55	7-15-2024	9,500,000	9,414,637
				30,286,445
Total corporate bonds and notes (Cost $307,544,104)				304,672,884
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Investment companies: 2.97%
Exchange-traded funds: 2.97%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	$13,348,611
SPDR Portfolio Short Term Corporate Bond ETF	847,800	25,196,616
Total investment companies (Cost $39,934,659)		38,545,227

	Interest rate	Maturity date	Principal
Municipal obligations: 0.12%
Indiana: 0.12%
Education revenue: 0.12%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	6.25%	2-25-2044	$1,576,635	1,573,398
Total municipal obligations (Cost $1,563,015)				1,573,398
Non-agency mortgage-backed securities: 13.85%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	624,147	578,265
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	498,323	461,382
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,821,070	1,655,400
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	700,370	670,207
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	958,089	900,287
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	385,608	377,726
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	5.26	6-19-2031	73,875	71,457
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.01	6-19-2031	46,156	44,564
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	11,781,680	10,903,574
Citigroup Global Markets Mortgage Securities VII, Inc. Series 1990-2 Class A±±	0.20	11-25-2049	65,811	65,811
COLT Mortgage Loan Trust Series 2020-2 Class A1144A±±	1.85	3-25-2065	26,554	26,416
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	10,287,252	8,471,215
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	2,377,200	2,007,175
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	569,490	561,493
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	1,362,109	1,248,902
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	3,851,284	3,328,529
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	5,966,385	5,190,098
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	219,339	211,597
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	562,533	469,030
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	13,609,238	12,105,561
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	952,075	867,809
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	21,985	20,760
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	2,120,160	1,898,602
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,771,327	1,498,095
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	5,856,016	4,786,082
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A	4.38	5-25-2067	12,434,393	11,980,031
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	6.58	6-15-2035	3,571,081	3,295,589
JP Morgan Mortgage Trust Series 2019-7 Class B2A144A±±	2.99	2-25-2050	2,239,116	1,856,401
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	6,857,479	6,441,519
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	4.75%	10-25-2032	$1,371	$1,296
Med Trust Series 2021-MDLN Class A (U.S. SOFR 1 Month+1.06%)144A±	6.38	11-15-2038	7,961,789	7,902,076
MFA Trust Series 2020-NQM1 Class A1144A±±	1.48	3-25-2065	906,984	842,284
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	927,209	825,705
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	2,921,232	2,633,292
Mill City Mortgage Loan Trust Series 2017-2 Class A1144A±±	2.75	7-25-2059	733	730
Mill City Mortgage Loan Trust Series 2018-2 Class A1144A±±	3.50	5-25-2058	425,990	418,734
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	5,169,136	4,525,795
NewRez Warehouse Securitization Trust Series 2021-1 Class A (U.S. SOFR 1 Month+0.86%)144A±	6.19	5-25-2055	8,666,667	8,664,080
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	615,140	543,040
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	4,016,345	3,105,876
OPG Trust Series 2021-PORT Class A (U.S. SOFR 1 Month+0.60%)144A±	5.92	10-15-2036	16,458,829	16,211,946
Ready Capital Mortgage Trust Series 2019-5 Class A144A	3.78	2-25-2052	48,701	48,598
Residential Mortgage Loan Trust Series 2019-2 Class A1144A±±	2.91	5-25-2059	35,975	35,630
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	1,963,402	1,804,531
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	6.87	2-15-2039	20,000,000	19,650,052
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,671,154	2,484,737
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	2,130,261	1,917,260
Towd Point Mortgage Trust Series 2017-1 Class A1144A±±	2.75	10-25-2056	44,612	44,425
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	693,517	664,184
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	728,495	702,072
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	1,218,269	1,178,889
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	2,796,726	2,686,574
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	11,198,561	9,336,916
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.22	2-15-2032	3,574,342	3,557,280
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	916,804	883,660
Verus Securitization Trust Series 2020-2 Class A1144A±±	2.23	5-25-2060	85,953	84,658
Verus Securitization Trust Series 2020-INV1 Class A1144A±±	1.98	3-25-2060	79,626	78,956
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	2,861,807	2,488,335
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,657,005	1,426,754
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	2,942,268	2,598,395
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.56	8-25-2032	78,194	78,273
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.56	8-25-2032	34,896	34,187
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	7.01	12-28-2037	57,288	56,450
Total non-agency mortgage-backed securities (Cost $195,950,803)				179,509,247
U.S. Treasury securities: 5.88%
U.S. Treasury Notes	4.25	1-31-2026	62,580,000	62,113,094
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.63%	2-28-2025	$4,800,000	$4,779,938
U.S. Treasury Notes	4.63	3-15-2026	9,380,000	9,380,366
Total U.S. Treasury securities (Cost $76,551,184)				76,273,398
Yankee corporate bonds and notes: 8.33%
Energy: 0.85%
Oil & gas: 0.85%
Harvest Operations Corp.144A	1.00	4-26-2024	5,000,000	4,964,500
Woodside Finance Ltd.144A	3.65	3-5-2025	6,250,000	6,111,695
				11,076,195
Financial: 6.15%
Banks: 6.15%
Banco Santander SA	3.89	5-24-2024	10,000,000	9,961,680
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	4,963,837
Credit Suisse AG	3.63	9-9-2024	4,000,000	3,960,313
Danske Bank AS (1 Year Treasury Constant Maturity+1.45%)144A±	3.77	3-28-2025	16,850,000	16,817,488
Federation des Caisses Desjardins du Quebec144A	4.40	8-23-2025	12,000,000	11,831,112
HSBC Holdings PLC (U.S. SOFR 3 Month+1.47%)±	3.80	3-11-2025	10,000,000	9,994,974
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	5,000,000	5,002,928
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	10,036,540
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,140,806
				79,709,678
Technology: 1.33%
Semiconductors: 1.33%
Renesas Electronics Corp.144A	1.54	11-26-2024	15,670,000	15,155,130
SK Hynix, Inc.144A	5.50	1-16-2027	2,035,000	2,032,965
				17,188,095
Total yankee corporate bonds and notes (Cost $108,654,630)				107,973,968

	Yield	Shares
Short-term investments: 23.10%
Investment companies: 5.26%
Allspring Government Money Market Fund Select Class♠∞##	5.24	68,220,854	68,220,854

			Principal
U.S. Treasury securities: 17.84%
U.S. Treasury Bills☼	4.21	3-5-2024	$30,000,000	29,982,432
U.S. Treasury Bills☼	4.83	3-12-2024	30,000,000	29,951,609
U.S. Treasury Bills☼	4.91	3-14-2024	25,000,000	24,952,392
U.S. Treasury Bills☼	5.03	3-21-2024	30,000,000	29,911,833
U.S. Treasury Bills☼	5.10	3-26-2024	27,000,000	26,900,813
U.S. Treasury Bills☼	5.10	3-28-2024	20,000,000	19,920,800
U.S. Treasury Bills☼	5.13	4-2-2024	20,000,000	19,905,778
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 17

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		5.16%	4-4-2024	$25,000,000	$24,875,176
U.S. Treasury Bills☼		5.19	4-11-2024	25,000,000	24,849,667
					231,250,500
Total short-term investments (Cost $299,472,654)					299,471,354
Total investments in securities (Cost $1,321,245,605)	99.92%				1,295,361,694
Other assets and liabilities, net	0.08				1,001,821
Total net assets	100.00%				$1,296,363,515

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$79,386,475	$471,750,877	$(482,916,498)	$0	$0	$68,220,854	68,220,854	$1,743,462
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(334)	6-18-2024	$(36,819,065)	$(36,886,125)	$0	$(67,060)
2-Year U.S. Treasury Notes	(107)	6-28-2024	(21,888,016)	(21,908,250)	0	(20,234)
					$0	$(87,294)
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Income Fund

Statement of assets and liabilities—February 29, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,253,024,751)	$1,227,140,840
Investments in affiliated securities, at value (cost $68,220,854)	68,220,854
Cash	139,270
Cash at broker segregated for futures contracts	2,919,000
Receivable for interest	5,639,056
Receivable for Fund shares sold	1,162,562
Principal paydown receivable	35,280
Receivable for daily variation margin on open futures contracts	836
Prepaid expenses and other assets	97,036
Total assets	1,305,354,734
Liabilities
Payable for when-issued transactions	5,000,000
Payable for Fund shares redeemed	2,165,876
Dividends payable	1,367,189
Management fee payable	123,512
Administration fees payable	94,540
Payable for daily variation margin on open futures contracts	31,312
Distribution fee payable	2,744
Trustees’ fees and expenses payable	910
Accrued expenses and other liabilities	205,136
Total liabilities	8,991,219
Total net assets	$1,296,363,515
Net assets consist of
Paid-in capital	$1,346,753,388
Total distributable loss	(50,389,873)
Total net assets	$1,296,363,515
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 19

Statement of assets and liabilities—February 29, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$176,110,807
Shares outstanding–Class A1	20,258,874
Net asset value per share–Class A	$8.69
Maximum offering price per share – Class A2	$8.87
Net assets–Class A2	$47,400,482
Shares outstanding–Class A2[1]	5,456,431
Net asset value per share–Class A2	$8.69
Net assets–Class C	$4,463,277
Shares outstanding–Class C1	514,037
Net asset value per share–Class C	$8.68
Net assets–Administrator Class	$9,993,912
Shares outstanding–Administrator Class[1]	1,154,954
Net asset value per share–Administrator Class	$8.65
Net assets–Institutional Class	$1,058,395,037
Shares outstanding–Institutional Class[1]	121,836,581
Net asset value per share–Institutional Class	$8.69
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Income Fund

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Investment income
Interest	$24,441,152
Income from affiliated securities	1,743,462
Dividends	1,014,524
Total investment income	27,199,138
Expenses
Management fee	1,607,596
Administration fees
Class A	127,895
Class A2	35,074
Class C	3,220
Administrator Class	5,435
Institutional Class	434,406
Shareholder servicing fees
Class A	212,942
Class A2	35,074
Class C	5,362
Administrator Class	13,447
Distribution fee
Class C	16,086
Custody and accounting fees	26,708
Professional fees	51,192
Registration fees	70,057
Shareholder report expenses	30,497
Trustees’ fees and expenses	11,935
Other fees and expenses	24,414
Total expenses	2,711,340
Less: Fee waivers and/or expense reimbursements
Fund-level	(705,515)
Class A	(56,720)
Class A2	(15,586)
Class C	(1,413)
Administrator Class	(729)
Net expenses	1,931,377
Net investment income	25,267,761
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 21

Statement of operations—six months ended February 29, 2024 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(1,138,336)
Futures contracts	689,559
Net realized losses on investments	(448,777)
Net change in unrealized gains (losses) on
Unaffiliated securities	20,210,495
Futures contracts	235,728
Net change in unrealized gains (losses) on investments	20,446,223
Net realized and unrealized gains (losses) on investments	19,997,446
Net increase in net assets resulting from operations	$45,265,207
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 29, 2024 (unaudited)		Year ended August 31, 2023
Operations
Net investment income		$25,267,761		$47,505,706
Net realized gains (losses) on investments		(448,777)		2,134,222
Net change in unrealized gains (losses) on investments		20,446,223		22,783,560
Net increase in net assets resulting from operations		45,265,207		72,423,488
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,090,926)		(5,093,296)
Class A2		(871,226)		(1,605,528)
Class C		(62,066)		(83,726)
Administrator Class		(195,213)		(352,925)
Institutional Class		(20,956,714)		(40,162,958)
Total distributions to shareholders		(25,176,145)		(47,298,433)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,245,878	10,795,040	2,254,764	18,983,214
Class A2	1,716,264	14,782,884	1,495,986	12,666,422
Class C	121,432	1,046,076	107,180	903,269
Administrator Class	56,667	488,712	529,764	4,449,222
Institutional Class	23,208,473	199,870,471	70,983,692	599,098,072
		226,983,183		636,100,199
Reinvestment of distributions
Class A	327,161	2,825,779	545,169	4,611,755
Class A2	101,084	871,226	190,063	1,605,182
Class C	6,273	54,145	8,552	72,295
Administrator Class	22,680	194,929	41,646	350,886
Institutional Class	1,520,514	13,122,511	2,820,264	23,841,917
		17,068,590		30,482,035
Payment for shares redeemed
Class A	(1,718,739)	(14,802,893)	(11,516,526)	(96,944,926)
Class A2	(2,020,150)	(17,387,906)	(7,914,549)	(66,487,856)
Class C	(92,059)	(794,041)	(258,669)	(2,177,878)
Administrator Class	(413,249)	(3,536,982)	(843,293)	(7,086,213)
Institutional Class	(41,909,820)	(360,249,144)	(155,827,769)	(1,312,343,086)
		(396,770,966)		(1,485,039,959)
Net decrease in net assets resulting from capital share transactions		(152,719,193)		(818,457,725)
Total decrease in net assets		(132,630,131)		(793,332,670)
Net assets
Beginning of period		1,428,993,646		2,222,326,316
End of period		$1,296,363,515		$1,428,993,646
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.56	$8.41	$8.61	$8.60	$8.54	$8.46
Net investment income	0.16 [1]	0.22	0.07	0.07	0.16	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.13	0.15	(0.20)	0.01	0.06	0.08
Total from investment operations	0.29	0.37	(0.13)	0.08	0.22	0.25
Distributions to shareholders from
Net investment income	(0.16)	(0.22)	(0.07)	(0.07)	(0.16)	(0.17)
Net asset value, end of period	$8.69	$8.56	$8.41	$8.61	$8.60	$8.54
Total return[2]	3.36%	4.50%	(1.51)%	0.99%	2.62%	3.04%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.65%	0.66%	0.77%	0.80%
Net expenses	0.50%	0.50%	0.49%	0.49%	0.64%	0.70%
Net investment income	3.63%	2.61%	0.79%	0.84%	1.92%	2.05%
Supplemental data
Portfolio turnover rate	14%	25%	77%	106%	68%	36%
Net assets, end of period (000s omitted)	$176,111	$174,660	$244,894	$287,697	$232,660	$215,503

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class A2		2023	2022	2021	2020[1]
Net asset value, beginning of period	$8.55	$8.40	$8.60	$8.59	$8.52
Net investment income	0.16 [2]	0.23	0.07	0.07	0.03
Net realized and unrealized gains (losses) on investments	0.14	0.15	(0.20)	0.01	0.07
Total from investment operations	0.30	0.38	(0.13)	0.08	0.10
Distributions to shareholders from
Net investment income	(0.16)	(0.23)	(0.07)	(0.07)	(0.03)
Net asset value, end of period	$8.69	$8.55	$8.40	$8.60	$8.59
Total return[3]	3.53%	4.61%	(1.49)%	0.97%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.62%	0.65%	0.66%
Net expenses	0.40%	0.40%	0.47%	0.50%	0.50%
Net investment income	3.74%	2.63%	0.75%	0.73%	1.38%
Supplemental data
Portfolio turnover rate	14%	25%	77%	106%	68%
Net assets, end of period (000s omitted)	$47,400	$48,414	$99,902	$181,131	$29,971

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.55	$8.40	$8.60	$8.59	$8.54	$8.46
Net investment income	0.12 [1]	0.15	0.01	0.01 [1]	0.10	0.11
Net realized and unrealized gains (losses) on investments	0.13	0.16	(0.19)	0.01	0.05	0.08
Total from investment operations	0.25	0.31	(0.18)	0.02	0.15	0.19
Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.02)	(0.01)	(0.10)	(0.11)
Net asset value, end of period	$8.68	$8.55	$8.40	$8.60	$8.59	$8.54
Total return[2]	2.98%	3.72%	(2.13)%	0.28%	1.73%	2.27%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.43%	1.38%	1.40%	1.51%	1.55%
Net expenses	1.25%	1.25%	1.11%*	1.19%*	1.40%	1.45%
Net investment income	2.89%	1.86%	0.18%	0.13%	1.16%	1.31%
Supplemental data
Portfolio turnover rate	14%	25%	77%	106%	68%	36%
Net assets, end of period (000s omitted)	$4,463	$4,090	$5,219	$6,230	$5,187	$5,257

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended August 31, 2022	0.14%
Year ended August 31, 2021	0.06%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.52	$8.37	$8.57	$8.56	$8.51	$8.43
Net investment income	0.15 [1]	0.21	0.07 [1]	0.07 [1]	0.17	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.13	0.16	(0.20)	0.01	0.05	0.08
Total from investment operations	0.28	0.37	(0.13)	0.08	0.22	0.27
Distributions to shareholders from
Net investment income	(0.15)	(0.22)	(0.07)	(0.07)	(0.17)	(0.19)
Net asset value, end of period	$8.65	$8.52	$8.37	$8.57	$8.56	$8.51
Total return[2]	3.37%	4.51%	(1.53)%	0.98%	2.61%	3.19%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.59%	0.60%	0.71%	0.74%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.54%	0.55%
Net investment income	3.61%	2.64%	0.77%	0.82%	2.03%	2.20%
Supplemental data
Portfolio turnover rate	14%	25%	77%	106%	68%	36%
Net assets, end of period (000s omitted)	$9,994	$12,686	$14,740	$21,336	$15,359	$13,748

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 29, 2024 (unaudited)	Year ended August 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.55	$8.40	$8.60	$8.59	$8.54	$8.46
Net investment income	0.17 [1]	0.24	0.09	0.09	0.19	0.20
Net realized and unrealized gains (losses) on investments	0.14	0.15	(0.20)	0.02	0.05	0.08
Total from investment operations	0.31	0.39	(0.11)	0.11	0.24	0.28
Distributions to shareholders from
Net investment income	(0.17)	(0.24)	(0.09)	(0.10)	(0.19)	(0.20)
Net asset value, end of period	$8.69	$8.55	$8.40	$8.60	$8.59	$8.54
Total return[2]	3.61%	4.76%	(1.28)%	1.23%	2.83%	3.40%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.35%	0.32%	0.33%	0.44%	0.47%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.32%	0.35%
Net investment income	3.87%	2.83%	1.01%	1.03%	2.25%	2.41%
Supplemental data
Portfolio turnover rate	14%	25%	77%	106%	68%	36%
Net assets, end of period (000s omitted)	$1,058,395	$1,189,143	$1,857,572	$2,706,735	$1,004,777	$836,456

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to
Allspring Ultra Short-Term Income Fund | 29

Notes to financial statements (unaudited)
repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 29, 2024, the aggregate cost of all investments for federal income tax purposes was $1,320,922,583 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,458,528
Gross unrealized losses	(27,106,711)
Net unrealized losses	$(25,648,183)
As of August 31, 2023, the Fund had capital loss carryforwards which consisted of $994,541 in short-term capital losses and $23,122,928 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
30 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$15,560,847	$0	$15,560,847
Asset-backed securities	0	268,959,894	2,821,477	271,781,371
Corporate bonds and notes	0	304,672,884	0	304,672,884
Investment companies	38,545,227	0	0	38,545,227
Municipal obligations	0	1,573,398	0	1,573,398
Non-agency mortgage-backed securities	0	179,509,247	0	179,509,247
U.S. Treasury securities	76,273,398	0	0	76,273,398
Yankee corporate bonds and notes	0	107,973,968	0	107,973,968
Short-term investments
Investment companies	68,220,854	0	0	68,220,854
U.S. Treasury securities	231,250,500	0	0	231,250,500
Total assets	$414,289,979	$878,250,238	$2,821,477	$1,295,361,694
Liabilities
Futures contracts	$87,294	$0	$0	$87,294
Total liabilities	$87,294	$0	$0	$87,294
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Ultra Short-Term Income Fund | 31

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended February 29, 2024, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 29, 2024, the contractual caps are as follows:
EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class C	1.25
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 29, 2024, Allspring Funds Distributor received $716 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 29, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
32 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 29, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$62,175,101	$87,149,465	$27,231,530	$306,625,358
6.
DERIVATIVE TRANSACTIONS
During the six months ended February 29, 2024, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $21,287,303 in long futures contracts and $46,749,189 in short futures contracts during the six months ended February 29, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 29, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Ultra Short-Term Income Fund | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 100 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Ultra Short-Term Income Fund | 35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

36 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Ultra Short-Term Income Fund | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-03052024-aqpowlyy 04-24
SAR3006 02-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 25, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: April 25, 2024